UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22935

IMPAX FUNDS SERIES TRUST III
(Exact name of Registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH			03801
(Address of principal executive offices)			(Zip code)

Impax Asset Management LLC 30 Penhallow Street, Suite 400, Portsmouth, NH 03801 Attn.: Edward Farrington
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.            Reports to Stockholders

IMPAX LARGE CAP FUND
IMPAX SMALL CAP FUND
IMPAX US SUSTAINABLE ECONOMY FUND
IMPAX GLOBAL SUSTAINABLE INFRASTRUCTURE FUND
IMPAX GLOBAL OPPORTUNITIES FUND
IMPAX GLOBAL ENVIRONMENTAL MARKETS FUND
IMPAX GLOBAL SOCIAL LEADERS FUND
IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND
IMPAX INTERNATIONAL SUSTAINABLE ECONOMY FUND
IMPAX CORE BOND FUND
IMPAX HIGH YIELD BOND FUND
IMPAX SUSTAINABLE ALLOCATION FUND
ANNUAL
REPORT
December 31, 2023

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Annual Report

Glossary of Terms 2
Letter to Shareholders 5
Portfolio Manager Comments and Highlights
Impax Large Cap Fund 8
Impax Small Cap Fund 11
Impax US Sustainable Economy Fund 15
Impax Global Sustainable Infrastructure Fund 19
Impax Global Opportunities Fund 22
Impax Global Environmental Markets Fund 26
Impax Global Social Leaders Fund 30
Impax Ellevate Global Women’s Leadership Fund 32
Impax International Sustainable Economy Fund 36
Impax Core Bond Fund 40
Impax High Yield Bond Fund 44
Impax Sustainable Allocation Fund 48
Shareholder Expense Examples 51
Schedule of Investments 53
Statements of Assets and Liabilities 91
Statements of Operations 96
Statements of Changes in Net Assets 99
Financial Highlights 109
Notes to Financial Statements 137
Report of Independent Registered Public Accounting Firm 154
Trustees and Officers 159
Account Options and Services 162
For More Information
General Fund Information
800.767.1729
Shareholder Account Information
800.372.7827
Account Inquiries
Impax Funds
P.O. Box 534463
Pittsburgh, PA 15253-4463
Investment Adviser
Impax Asset Management LLC
30 Penhallow Street, Suite 400
Portsmouth, NH 03801
Transfer and Dividend Disbursing Agent
BNY Mellon Investment
Servicing (U.S.) Inc.
P.O. Box 534463
Pittsburgh, PA 15253-4463
Custodian
JP Morgan Chase Bank, N.A.
4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245
Table of Contents

Glossary of Terms
December 31, 2023

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Annual Report
Blended Index for the Impax Sustainable Allocation Fund is composed of 60% S&P 500 Index and 40% Bloomberg US
Aggregate Bond Index.
Bloomberg US Aggregate Bond Index is a broad-based index, maintained by Bloomberg L.P. often used to represent investment grade bonds being traded in the United States.
FTSE Environmental Opportunities Index Series measures the performance of global companies that have significant involvement in environmental business activities, including renewable and alternative energy, energy efficiency, water technology, waste and pollution control and food, agriculture and forestry. The FTSE Environmental Opportunities Index Series requires companies to have at least 20% of their business derived from environmental markets and technologies. The FTSE
Environmental Opportunities Index Series is published by a joint venture of Impax Asset Management, Ltd. (“Impax”) with
FTSE International. Impax is also the sub-adviser to the Impax Global Environmental Markets Fund.
FTSE Global Infrastructure Opportunities Index is designed to reflect the performance of infrastructure and infrastructure-
related listed securities worldwide. Companies must derive a minimum of 20% of their revenue from either the core infrastructure activities or the infrastructure-related activities to be considered for index inclusion.
ICE BofA Merrill Lynch U.S. High Yield - Cash Pay - BB-B (Constrained 2%) Index tracks the performance of BB- and
B rated fixed income securities publicly issued in the major domestic or Eurobond markets, with total index allocation to an individual issuer limited to 2%.
Impax Global Women’s Leadership Index is a customized market capitalization-weighted index created and licensed by
Impax Asset Management (“IAM”) consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by the IAM Gender Analytics team, with final approval by the IAM Women’s Index
Committee. In addition, the companies comprising the Women’s Index meet certain environmental, social and governance
(ESG) or sustainability thresholds, as rated by MSCI ESG Research.
Impax Sustainability Lens is a proprietary tool designed to facilitate a systematic review of the economic opportunities and risks associated with the transition to a more sustainable economy. The tool highlights sub-industries with transition tailwinds and headwinds, enabling our investment teams to construct portfolios weighted towards companies that the Adviser believes present attractive opportunities and lower risks.
Impax Systematic ESG Rating is a proprietary ranking of companies’ environmental, social and governance (ESG). The rating framework is shaped on how sustainability impacts financial performance. The rating emphasizes a company’s management of ESG-related risks.
Lipper Core Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Core Bond Funds Index
Average. The Lipper Core Bond Funds Index Average is a total return performance average of mutual funds tracked by
Lipper, Inc. that invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-
weighted average maturities of five to ten years.
Lipper Global Infrastructure Funds Index tracks the results of the 10 largest mutual funds in the Lipper Global Infrastructure
Fund Index Average. The Lipper Global Infrastructure Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest predominantly across energy, industrials, utilities and materials sectors. Funds must contain a diverse mix of listed & liquid equities that reflect companies which engaged in core infrastructure activities. These generally include large geographic projects leading to the construction of energy supplies, utilities, education, health, social and transportation facilities.

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December 31, 2023
Lipper Global Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Global Multi-Cap Core
Funds Index Average. The Global Multi-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75%
of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have average characteristics compared to the MSCI World Index.
Lipper Global Multi-Cap Growth Funds Index tracks the results of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies both inside and outside of the U.S.
with market capitalizations (on a three-year weighted basis) above 400% of the 75th market capitalization Glossary of Terms
3 percentile of the S&P/Citigroup World Broad Market Index. Multi-cap growth funds typically have an above-average price-
to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI. One cannot invest directly in an index.
Lipper High Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Yield Bond Funds
Average. The Lipper High Yield Bond Funds Average is a total return performance average of mutual funds tracked by Lipper,
Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues.
Lipper International Large-Cap Core Funds Index tracks the results of funds that, by portfolio practice, invest at least 75%
of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis)
above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price- to- book ratio and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.
Lipper Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large Cap Core Funds
Index Average. The Lipper Large Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have average characteristics compared to the S&P 500 Index.
Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds
Index Average. The Lipper Multi-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. These funds typically have average characteristics compared to the S&P SuperComposite 1500 Index.
Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds
Average. The Lipper Small-Cap Core Funds Average is a total return performance average of the mutual funds tracked by
Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-
per-share growth value, compared to the S&P SmallCap 600 Index.
Morningstar Moderate Allocation seeks to provide both capital appreciation and income by investing in three major areas:
stocks, bonds and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash.
MSCI All-Country World Index (“ACWI”) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 48 country indices comprising 23 developed and 24 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan,

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Annual Report
Glossary of Terms, continued
December 31, 2023
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States.
The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary,
India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan,
Thailand, Turkey and United Arab Emirates.
MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE (Net)
Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and United Kingdom.
MSCI EAFE ESG Leaders Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest).
MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan,
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United
States.
Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization. It is a subset of the Russell 3000 Index, which measures the largest 3,000 companies. The Russell 1000 Index is comprised of over 90% of the total market capitalization of all listed U.S stocks.
Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index.
It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
The S&P 500 Index is an unmanaged index of large capitalization common stocks.
Performance for the MSCI ACWI Index, the MSCI EAFE Index, the MSCI EAFE ESG Leaders Index, the MSCI World
Index are shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.
Securities Indices above assume reinvestment of all distributions and interest payments, have no policy of sustainable investing and do not take into account brokerage fees or expenses.
Lipper Indices above are not what are typically considered to be an “index” because they track the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
Diversification does not eliminate the risk of experiencing investment losses.
One cannot invest directly in any index.

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Letter to Shareholders
by Ed Farrington, President
Dear fellow shareholders,
For 18 years, Joe Keefe has been penning the President’s Letter, offering his unique insights, reflections and prognostications on the markets, our funds and the state of the transition to a more sustainable economy. Read together, these letters are a history lesson on the evolution of sustainable investing and a reminder of the difference that leaders make. I am honored that Joe has passed that responsibility to me and endeavor to match his forthrightness, humor, and hopefulness which always sought opportunity in the face of challenge. It is not a responsibility to take lightly and
I, with the support of a world-class team, look forward to building upon the solid foundation that Joe has willed into existence.
Joe’s accomplishments are too many to list in a letter. Some stand out above the rest for the impact they’ve had on the investment community and the world at large. Joe shepherded the Impax Funds through two decades of change. He led the company from a socially responsible investment model to one focused on the economic opportunity present in environmental, social and governance factors. Not one to stand still, Joe was one of the first leaders to position that ESG was not a comprehensive framework and argued for a sustainable investment framework that considered businesses' approach to more sustainable methods for both people and planet. In 2007, he brought the category of gender lens investing into the mainstream through the creation of the Impax Ellevate Global Women’s Leadership Fund. As I write this, Joe continues to work on the evolution of that strategy to ensure investors benefit from the potential outperformance that we believe is available in companies with progressive policies, diverse leadership and equal pay. In 2008, Joe launched the most innovative environmental investment strategy in partnership with Impax Asset Management Ltd. now known as the Impax Global
Environmental Markets Fund. The success of that strategy paved the way for the acquisition of the Impax Funds (formerly, the
Pax World Funds) by Impax Asset Management Group plc in 2018. Today, we are one of the world’s largest investment team dedicated to investing in the transition to a sustainable economy.
When we are young, we are taught to leave a place better than it was when we arrived. Joe has done exactly that. He has developed our team into what we believe to be the country’s most authentic, dedicated sustainable investment platform. Joe finds great people, empowers them, cares for them, encourages them and helps them accomplish more than they ever thought possible. I am one of those people and I am forever grateful.
Looking forward, I am filled with hope and optimism. I am aware of the challenge ahead but am buoyed by what I see each day.
The fact is, we live on a finite planet. Our population has swelled over the past century – and the simple combination of more people demanding more comfort and convenience has reached a point where it is stretching the earth’s ability to sustain us.
And our reliance on last-century systems is causing strain. Fossil fuels pump CO2 into our atmosphere, trapping the sun’s heat and rapidly changing our climate. The agricultural techniques which allowed for high volume produce production often strip our soils of nutrients and destroy the bio-diverse lands on which they sit. We know these systems can’t abruptly end. But they must transition into the next economy through innovations that consider the impact on our planet before we reach a tipping point.
We believe this will create a massive opportunity for advancement – one that may dwarf the industrial and technological revolutions. Great businesses will respond to the opportunity. Consumers will demand change; technology will find solutions at an accelerated rate and governments will craft policy to spur this development.
At Impax, we have been taking advantage of this opportunity for the past 25 years. We believe companies that embrace change will thrive and the companies that resist change will struggle. Many investment firms continue to underestimate this transition, leading them to mispricing the opportunities and risks. Impax looks for those great companies and patiently invests in them on behalf of our shareholders.

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Over the past few months, we have continued to drive forward.
We enter 2024 with the belief that our investment thesis is stronger than ever. Diverse companies with innovative policies that seek to live in balance with nature can – and in many cases do – outperform their peers. That is the context that we invest in each day and is the context that makes me hopeful for our future.
With thanks to Joe for his leadership and friendship, our team looks forward to working on your behalf to invest in the companies that we believe will shape the future we deserve. We will continue to innovate to provide investment options that stand out from the crowd. And we will not take your trust in us for granted.
Sincerely,
Ed Farrington
President

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Performance Information
December 31, 2023
Commentary The portfolio manager commentaries in this report provide insight from the respective fund managers in an effort to help you examine your fund. The views expressed therein are those of the portfolio managers and are for the period covered by this report. Such commentary does not necessarily represent the views of the Board of Trustees of your fund.
The views expressed herein are subject to change at any time based upon market and/or other conditions and Impax Asset
Management LLC and the funds disclaim any responsibility to update such views. The commentaries should not be relied upon as investment advice.
Historical performance Historical performance can be evaluated in several ways. Each fund’s portfolio highlights provide total and average annual total returns. A comparison of this historical data to an appropriate benchmark is also provided. These performance figures include changes in a fund’s share price, plus reinvestment of any dividends (generally income) and any capital gains (generally profits the fund earns when it sells securities that have grown in value).
Performance data quoted represent past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For most recent month-end performance information, visit www.impaxam.com
The Funds’ distributor, Foreside Financial Services, LLC, is not affiliated with Impax Asset Management LLC or Impax
Asset Management, LTD

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Annual Report
Impax Large Cap Fund
December 31, 2023
Portfolio Managers' Comments
How did the Impax  Large Cap Fund (the Fund) perform for the period?
For the year ended December 31, 2023, the Investor Class and Institutional Class of the Fund had
total returns of 19.90% and 20.12%, respectively, compared to 26.29%  for the S&P 500 Index and 24.16% for the Lipper Multi-Cap Core Funds Index.
What factors or portfolio holdings contributed to the Fund’s performance?
The top contributors benefited from strong execution and thematic tailwinds from artificial intelligence (AI), and government spending on large infrastructure products.
Salesforce Inc (Information Technology) reaped the benefits from the restructuring plan set in place in 2022, as the company’s focus on operating margins instead of growth was well received by investors. Investors found early traction in the company’s AI solutions attractive, as the market rewarded early movers in artificial intelligence.
Trane Technologies (Industrials) moved from strength to strength in 2023, as sales and earnings growth continued as the company continues to benefit from new commercial construction trends, and retrofits in verticals like Data Centers, Tech, Education, Healthcare, and Manufacturing.
Applied Materials (Information Technology ) benefited from the AI related excitement in the first half of the year and was rewarded for its operating stability as peers struggled. Results were buoyed by order strength seen across its broad product line of semiconductor equipment solutions.
What factors or portfolio holdings detracted from the Fund’s performance?
The detractors were driven by a combination of industry specific cross winds, and execution.
International Flavors & Fragrances (Materials) struggled as earnings were negatively affected by the higher interest costs associated with debt-financed acquisitions over the last 5 years, and inventory destocking that plagued the ingredients industry in 2023.
Citizens Financial Group (Financials) was caught up in the regional bank sell off in the first quarter as deposit costs increased dramatically for even the best capitalized regional banks.
CVS Health Corp (Health Care) suffered from three main challenges in 2023. 1) The acquisition of Oak Street Health, while strategically sound, was viewed as expensive. 2) It suffered from elevated utilization in the health insurance business in the second half of the year 3) The threat of pharmacy benefit manager (PBM) reform also acted as a headwind throughout the year.
Portfolio Manager
Andrew Braun
Portfolio Manager
Barbara Browning, CFA

December 31, 2023

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Annual Report
Portfolio Highlights (unaudited)
Since Inception Total Return—Historical Growth of $10,000
See ‘Glossary of Terms’ for descriptions of benchmarks.
These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-
end performance data, please visit www.impaxam.com or call 800.767.1729.
1
The Fund’s inception date is December 16, 2016.
2
Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.
Returns—Year ended December 31, 2023
    Total                   Average Annual Return
Return
Share class
Ticker
Symbol
1 Year 3 Years 5 Years
Since
Inception
1
Investor Class
2
PAXLX 19.90% 7.81% 15.90% 13.08%
Institutional Class
2
PXLIX 20.12% 8.07% 16.18% 13.35%
S&P 500 Index 26.29% 10.00% 15.69% 13.21%
Lipper Muliti-Cap Core Funds Index 24.16% 7.87% 14.49% 12.01%

Impax Large Cap Fund, continued
December 31, 2023

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Asset Allocation
Percent of
Investments
U.S. Stocks ..................................................................................
98.8%
Cash & Cash Equivalents .......................................................................
1.2%
Total 100.0%
Top Ten Holdings
Company
Percent of Net
Assets
Microsoft Corp. ................................................................................... 7.4%
Apple, Inc. ...................................................................................... 5.4%
Alphabet, Inc., A .................................................................................. 4.2%
Merck & Co., Inc. ................................................................................. 3.0%
Aptiv plc ........................................................................................ 2.4%
Abbott Laboratories ................................................................................ 2.4%
Visa, Inc., A ...................................................................................... 2.3%
ServiceNow, Inc. .................................................................................. 2.2%
JPMorgan Chase & Co. ............................................................................. 2.2%
Walt Disney Co. (The) .............................................................................. 2.2%
Total 33.7%
Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.
Holdings are subject to change.
Sector Diversification
Sector
Percent of
Net Assets
Information Technology ......................................................................... 27.0%
Health Care ................................................................................. 16.1%
Financials ................................................................................... 14.2%
Communication Services ........................................................................ 9.0%
Consumer Staples ............................................................................ 8.6%
Industrials ................................................................................... 8.0%
Consumer Discretionary ........................................................................ 6.8%
Materials .................................................................................... 4.2%
Real Estate .................................................................................. 3.8%
Utilities ..................................................................................... 1.0%
Other assets and liabilities (net) ................................................................... 1.3%
Total 100.0%
May include companies representing multiple industries within a single “Sector”
Portfolio Highlights (unaudited)
(continued)

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Annual Report
Impax Small Cap Fund
December 31, 2023
Portfolio Managers' Comments
How did the Impax Small Cap Fund (the Fund) perform for the period?
For the year ended December 31, 2023, the Investor Class, Class A and Institutional Class shares of the Fund had total returns of  13.51%, 13.56% and 13.79%, respectively, compared to 16.93% for the Russell 2000 Index and 16.15% for the Lipper Small-Cap Core Funds Index.
What factors or portfolio holdings contributed to the Fund’s performance?
QuinStreet Inc. (Communication Services) reported largely in-line results on top/bottom line.
The stock benefited from management’s ability to effectively detail expectations around revenue recovery as auto insurance companies return to lead generation, while non-auto insurance related businesses continue to grow in the low teens.
8x8 Inc. (Information Technology) benefitted from steady results and guidance, as investors rewarded an increased focus on using operating cash flow to reduce debt and potentially return capital to shareholders.
Planet Fitness Inc. (Consumer Discretionary) recovered from share weakness associated with the unexpected departure of its CEO in the third quarter. The membership model remains healthy and investors are positive with plans to improve franchisee unit economics and the potential tailwinds that lower interest rates provide.
What factors or portfolio holdings detracted from the Fund’s performance?
National Vision (Consumer Discretionary) sold off sharply in the first quarter as the company reported weaker than expected earnings and guidance amid a challenging margin environment and experienced delayed demand as consumers focus on other essential spending.
Eastern Bankshares Inc. (Financials) sold off in January as funding pressures affected net income, the stock fell further as regional banks were broadly punished amid the issues at Silicon
Valley Bank and First Republic.
Leslie’s Inc. (Consumer Discretionary) in July the company pre-announced a material miss on revenue and earnings for the quarter and weaker guidance as destocking and margin pressures have stunted medium term prospects. The position was exited in the third quarter.
Portfolio Manager
Nathan Moser, CFA
Portfolio Manager
Diederik Basch, CFA
Portfolio Manager
Curtis Kim, CFA

Impax Small Cap Fund, continued
December 31, 2023

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Annual Report
Portfolio Highlights (unaudited)
Ten Year Annual Total Return—Historical Growth of $10,000
See ‘Glossary of Terms’ for descriptions of benchmarks.
Returns—Year ended December 31, 2023
    Total                   Average Annual Return
Return
Share class
Ticker
Symbol
1 Year 3 Years 5 Years 10 Years
Investor Class
1
PXSCX 13.51% 4.42% 9.43% 5.72%
Class A
1,2,3
PXSAX
NAV
4
13.56% 4.44% 9.43% 5.71%
POP 7.28% 2.47% 8.19% 5.12%
Institutional Class
1
PXSIX 13.79% 4.68% 9.69% 5.98%
Russell 2000 Index 16.93% 2.22% 9.97% 7.16%
Lipper Small-Cap Core Funds Index 16.15% 7.33% 11.30% 7.76%

December 31, 2023

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Annual Report
These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-
end performance data, please visit www.impaxam.com or call 800.767.1729.
1
The Fund's investment adviser assumed certain expenses during the 10-year period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.
2
A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million.
POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.
3
Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor
Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
4
NAV is Net Asset Value.
Asset Allocation
Percent of
Investments
U.S. Stocks ..................................................................................
94.7%
Cash & Cash Equivalents .......................................................................
4.7%
Foreign Stocks ...............................................................................
0.6%
Total 100.0%
Top Ten Holdings
Company
Percent of Net
Assets
Victory Capital Holdings, Inc., A ....................................................................... 3.8%
Voya Financial, Inc. ................................................................................ 3.2%
Brightsphere Investment Group, Inc. ................................................................... 3.0%
Onto Innovation, Inc. ............................................................................... 2.4%
Health Catalyst, Inc. ............................................................................... 2.4%
Ciena Corp. ..................................................................................... 2.3%
Axonics, Inc. ..................................................................................... 2.2%
Huron Consulting Group, Inc. ........................................................................ 2.2%
Ligand Pharmaceuticals, Inc. ......................................................................... 2.2%
Neurocrine Biosciences, Inc. ......................................................................... 2.1%
Total 25.8%
Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.
Holdings are subject to change.
Portfolio Highlights (unaudited)
(continued)
Portfolio Highlights (unaudited)
Ten Year Annual Total Return—Historical Growth of $10,000
See ‘Glossary of Terms’ for descriptions of benchmarks.
Returns—Year ended December 31, 2023
    Total                   Average Annual Return
Return
Share class
Ticker
Symbol
1 Year 3 Years 5 Years 10 Years
Investor Class
1
PXSCX 13.51% 4.42% 9.43% 5.72%
Class A
1,2,3
PXSAX
NAV
4
13.56% 4.44% 9.43% 5.71%
POP 7.28% 2.47% 8.19% 5.12%
Institutional Class
1
PXSIX 13.79% 4.68% 9.69% 5.98%
Russell 2000 Index 16.93% 2.22% 9.97% 7.16%
Lipper Small-Cap Core Funds Index 16.15% 7.33% 11.30% 7.76%

Impax Small Cap Fund, continued
December 31, 2023

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Annual Report
Sector Diversification
Sector
Percent of
Net Assets
Industrials ................................................................................... 21.8%
Health Care ................................................................................. 20.1%
Information Technology ......................................................................... 13.3%
Financials ................................................................................... 13.1%
Real Estate .................................................................................. 8.0%
Consumer Staples ............................................................................ 6.7%
Consumer Discretionary ........................................................................ 5.6%
Materials .................................................................................... 3.9%
Communication Services ........................................................................ 2.9%
Other assets and liabilities (net) ................................................................... 4.6%
Total 100.0%
May include companies representing multiple industries within a single “Sector”
Portfolio Highlights (unaudited)
(continued)

www.impaxam.com
Annual Report
Impax US Sustainable Economy Fund
December 31, 2023
Portfolio Managers’ Comments
How did the Impax US Sustainable Economy Fund (the Fund) perform for the period?
For the year ended December 31, 2023, the Fund’s Investor Class, Class A, and Institutional Class
shares had total returns of 24.39%, 24.39% and 24.65%, respectively, compared to 26.53% for the
Russell 1000 Index and 24.16% for the Lipper Multi-Cap Core Funds Index.
What factors or portfolio holdings contributed to the Fund’s performance?
Stock selection saw positive results within Health Care, Materials, and Information Technology.
Leading advances within these sectors included a lack of exposure to Pfizer, an investment in
Nvidia, and a position in Linde.
The top contributors benefited from strong execution and thematic tailwinds related to artificial intelligence.
Nvidia (Information Technology) rallied after the chipmaker blew away earnings and growth expectations in its AI related chips and unveiled its latest “H200” graphics processor.
Lam Research (Information Technology) jumped after the semiconductor maker reported stronger-than-expected fiscal-Q3 results.
Alphabet Inc Class A (Communication Services) after a difficult 2022 the company saw a rapidly rebounding digital advertising market in 2023. The company's AI platform was another driver of outperformance as investors rewarded artificial intelligence (AI) exposure.
What factors or portfolio holdings detracted from the Fund’s performance?
The sustainability tools used to drive the over/under weights within the portfolio detracted from the Fund's performance in the calendar year. The portfolio’s Sustainability Lens profile, which overweights sub-industries that offer higher opportunity and lower risk in the transition to a more sustainable economy was a tailwind, as high-opportunity sub-industries significantly outperformed low-and neutral-opportunity industries. The portfolio’s focus on securities with higher Systematic ESG scores detracted in the period as stocks with scores in the bottom quartile led the market. The portfolio’s energy efficiency allocation, which involves replacing traditional Energy stocks with companies that provide energy efficiency solutions was a modest detractor.
Stock selection saw the weakest results in Consumer Discretionary, Communication Services, and Consumer Staples. The
lack of exposure to Amazon and Meta were meaningfully impactful, as was the portfolio’s investment in Bristol-Myers-Squibb.
The top detractors were driven by a combination of industry specific cross winds, and poor execution.
Bristol Myers Squibb (Health Care) fell after the biopharmaceutical maker reported a decline in third quarter revenue from a year ago.
Mettler-Toledo (Industrials) announced that its sales and adjusted EPS for Q4 will be below its previously-issued guidance due to unexpected shipping delays with a new external European logistics provider.
Norfolk Southern (Industrials) sold off as investors digested the potential financial risks associated with a February
2023 train derailment in Ohio.
Portfolio Manager
Scott LaBreche
Portfolio Manager
Christine Cappabianca

Impax US Sustainable Economy Fund, continued
December 31, 2023

www.impaxam.com
Annual Report
Portfolio Highlights (unaudited)
Ten Year Annual Total Return—Historical Growth of $10,000
See ‘Glossary of Terms’ for descriptions of benchmarks.
 These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower
Returns—Year ended December 31, 2023
    Total                   Average Annual Return
Return
Share class
Ticker
Symbol
1 Year 3 Years 5 Years 10 Years
Investor Class
1
PXWGX 24.39% 9.77% 13.77% 10.41%
Class A
1,2,3
PXGAX
NAV
4
24.39% 9.77% 13.75% 10.41%
POP 17.56% 7.72% 12.48% 9.79%
Institutional Class
1
PWGIX 24.65% 10.05% 14.04% 10.68%
Russell 1000 Index 26.53% 8.97% 15.52% 11.80%
Lipper Multi-Cap Core Funds Index 24.16% 7.87% 14.49% 10.29%

December 31, 2023

www.impaxam.com
Annual Report
or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-
end performance data, please visit www.impaxam.com or call 800.767.1729.
1
The Fund's investment adviser waived a portion of its management fee during all periods shown; total returns would have been lower had these expenses not been waived. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.
2
A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million.
POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.
3
Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor
Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
4
NAV is Net Asset Value.
Asset Allocation
Percent of
Investments
U.S. Stocks ..................................................................................
98.4%
Cash & Cash Equivalents .......................................................................
1.6%
Total 100.0%
Top Ten Holdings
Company
Percent of Net
Assets
Apple, Inc. ...................................................................................... 5.9%
Microsoft Corp. ................................................................................... 5.9%
NVIDIA Corp. .................................................................................... 3.7%
Eli Lilly & Co. .................................................................................... 2.3%
Mastercard, Inc., A ................................................................................ 2.3%
Merck & Co., Inc. ................................................................................. 2.1%
Johnson & Johnson ............................................................................... 1.8%
Verizon Communications, Inc. ........................................................................ 1.7%
Texas Instruments, Inc. ............................................................................. 1.7%
Zoetis, Inc., A .................................................................................... 1.6%
Total 29.0%
Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.
Holdings are subject to change.
Portfolio Highlights (unaudited)
(continued)
Portfolio Highlights (unaudited)
Ten Year Annual Total Return—Historical Growth of $10,000
See ‘Glossary of Terms’ for descriptions of benchmarks.
 These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower
Returns—Year ended December 31, 2023
    Total                   Average Annual Return
Return
Share class
Ticker
Symbol
1 Year 3 Years 5 Years 10 Years
Investor Class
1
PXWGX 24.39% 9.77% 13.77% 10.41%
Class A
1,2,3
PXGAX
NAV
4
24.39% 9.77% 13.75% 10.41%
POP 17.56% 7.72% 12.48% 9.79%
Institutional Class
1
PWGIX 24.65% 10.05% 14.04% 10.68%
Russell 1000 Index 26.53% 8.97% 15.52% 11.80%
Lipper Multi-Cap Core Funds Index 24.16% 7.87% 14.49% 10.29%

Impax US Sustainable Economy Fund, continued
December 31, 2023

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Annual Report
Sector Diversification
Sector
Percent of
Net Assets
Information Technology ......................................................................... 32.4%
Health Care ................................................................................. 15.9%
Financials ................................................................................... 11.5%
Industrials ................................................................................... 11.3%
Real Estate .................................................................................. 6.3%
Consumer Discretionary ........................................................................ 6.0%
Consumer Staples ............................................................................ 5.4%
Materials .................................................................................... 4.9%
Communication Services ........................................................................ 3.6%
Utilities ..................................................................................... 1.4%
Other assets and liabilities (net) ................................................................... 1.3%
Total 100.0%
May include companies representing multiple industries within a single “Sector”

www.impaxam.com
Annual Report
Impax Global Sustainable Infrastructure Fund
December 31, 2023
Portfolio Managers’ Comments
How did the Impax Global Sustainable Infrastructure Fund (the Fund) perform for the period?
Strategy Change Note:
Effective December 15, 2023, the Impax Global Sustainable Infrastructure Fund investment style converted from systematic to active management.
As a result of the investment process change, the portfolio management team changed. Portfolio manager Christine Cappabianca remained with the Fund, and was joined by fellow portfolio managers Justin Winter and Harry Boyle. Scott LaBreche stepped down.
For the year ended December 31, 2023, the Fund’s Institutional Class and Investor Class shares had total returns of 9.55% and 9.33%, respectively, compared to 10.15% for the FTSE Global
Infrastructure Opportunities Index (FTSE IO), 22.20% for the MSCI ACWI, and 4.17% for the Lipper
Global Infrastructure Funds Index.
What factors or portfolio holdings contributed to the Fund’s performance?
Security Selection was a bright spot during the year, with selection in Communications and Data being most impactful as exposure to Semi-conductor and Semi equipment names like TSMC,
MediaTek, and Cadence benefitted from a rebound in sentiment across the Semiconductor landscape. Resource infrastructure, specifically the Energy subsector was also additive; stocks with exposure to Grid buildout like Schneider Electric, Hubbell, and Power Grid Corp of India led the way.
What factors or portfolio holdings detracted from the Fund’s performance?
Security Selection and Sector allocation were both material detractors for the Fund compared the MSCI ACWI in the period. The Fund’s material overweight to Utilities and underweight to the Information Technology sector were the key detractors, while underweighting Staples and overweight to Communication Services offered some respite. Security Selection was weakest in
Communication Services with not holding Meta given its lack of sustainable infrastructure exposure.
The investment managers define "sustainable infrastructure” to mean infrastructure that conserves, enables or increases access to vital resources such as clean energy, water, food  and agriculture, including resource and waste management, as well as other societal resources such as healthcare, education, finance, transportation, and data and communications that advance social well-being. Information Technology also lagged as renewable energy solutions providers Xinyi Solar and
Enphase faced a challenging macro environment.
The Fund’s marginal underperformance to the FTSE IO was due to weaker asset selection, as the portfolio’s overweight to
Resource infrastructure was the worst performing Infrastructure sector during the calendar year. The lack of exposure to areas not captured by the worst performing sustainable infrastructure sector in areas like Materials and Logistics were particularly impactful.
Portfolio Manager
Harry Boyle
Portfolio Manager
Christine Cappabianca
Portfolio Manager
Justin Winter

Impax Global Sustainable Infrastructure Fund, continued
December 31, 2023

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Annual Report
Portfolio Highlights (unaudited)
Since Inception Total Return—Historical Growth of $10,000
See ‘Glossary of Terms’ for descriptions of benchmarks.
These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-
end performance data, please visit www.impaxam.com or call 800.767.1729.
Returns—Year ended December 31, 2023
    Total                   Average Annual Return
Return
Share class
Ticker
Symbol
1 Year 3 Years 5 Years
Since
Inception
1
Investor Class
2
PAXDX 9.33% 2.53% 9.16% 8.31%
Institutional Class
2
PXDIX 9.55% 2.76% 9.42% 8.58%
FTSE Global Infrastructure Opportunities Index 10.15% 4.68% 7.65% 6.68%
MSCI ACWI Index (Net) 22.20% 5.75% 11.72% 9.99%
Lipper Global Infrastructure Funds Index 4.17% 3.64% 6.45% 6.33%

December 31, 2023

www.impaxam.com
Annual Report
1
The Fund's inception date is December 16, 2016.
2
The Fund's investment adviser waived a portion of its management fee during all periods shown; total returns would have been lower had these expenses not been waived. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares..
Asset Allocation
Percent of
Investments
Foreign Stocks ...............................................................................
56.6%
U.S. Stocks ..................................................................................
41.4%
Cash & Cash Equivalents .......................................................................
2.0%
Total 100.0%
Top Ten Holdings
Company
Percent of Net
Assets
Waste Management, Inc. ........................................................................ 3.9%
Tele2 AB, B .................................................................................. 3.8%
SSE plc .................................................................................... 3.7%
KDDI Corp. .................................................................................. 3.7%
National Grid plc .............................................................................. 3.4%
Canadian Pacific Kansas City Ltd. ................................................................. 3.3%
American Tower Corp. .......................................................................... 3.3%
Koninklijke KPN NV ........................................................................... 3.2%
Veolia Environnement SA ....................................................................... 3.1%
United Utilities Group plc ........................................................................ 3.1%
Total 34.5%
Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.
Holdings are subject to change.
Sector Diversification
Sector
Percent of
Net Assets
Industrials ................................................................................... 27.3%
Utilities ..................................................................................... 24.9%
Communication Services ........................................................................ 15.0%
Information Technology ......................................................................... 8.3%
Real Estate .................................................................................. 7.3%
Health Care ................................................................................. 5.8%
Financials ................................................................................... 4.4%
Consumer Staples ............................................................................ 2.1%
Materials .................................................................................... 1.4%
Energy ..................................................................................... 1.4%
Other assets and liabilities (net) ................................................................... 2.1%
Total 100.0%
May include companies representing multiple industries within a single “Sector”
Portfolio Highlights (unaudited)
(continued)
Portfolio Highlights (unaudited)
Since Inception Total Return—Historical Growth of $10,000
See ‘Glossary of Terms’ for descriptions of benchmarks.
These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-
end performance data, please visit www.impaxam.com or call 800.767.1729.
Returns—Year ended December 31, 2023
    Total                   Average Annual Return
Return
Share class
Ticker
Symbol
1 Year 3 Years 5 Years
Since
Inception
1
Investor Class
2
PAXDX 9.33% 2.53% 9.16% 8.31%
Institutional Class
2
PXDIX 9.55% 2.76% 9.42% 8.58%
FTSE Global Infrastructure Opportunities Index 10.15% 4.68% 7.65% 6.68%
MSCI ACWI Index (Net) 22.20% 5.75% 11.72% 9.99%
Lipper Global Infrastructure Funds Index 4.17% 3.64% 6.45% 6.33%

www.impaxam.com
Annual Report
Impax Global Opportunities Fund
December 31, 2023
Portfolio Managers’ Comments
How did the Impax Global Opportunities Fund (the Fund) perform for the period?
For the year ended December 31, 2023, the Fund’s Investor Class and Institutional Class shares had total returns of 15.16% and 15.50%, respectively, compared to 22.20% for the MSCI All-Country
World (Net) Index (“MSCI ACWI”) and 22.35% for the Lipper Global Multi-Cap Growth Funds Index.
What factors or portfolio holdings contributed to the Fund’s performance?
Top performers benefitted from improved sentiment towards the growth opportunities in semiconductors and renewed interest in digitalisation of economies.
Microsoft (Systems Software, US) rose due to continued investor optimism regarding the company’s ability to benefit from recent AI innovations through both the provision of cloud computing power through their Azure platform, which continues to post double digit growth, together with impressive integration of AI solutions into the Microsoft product suite. The stock has also benefitted from ‘safe-haven’ status due to the company’s strong balance sheet and ability to generate positive free cash flow.
Cadence Design Systems (Application Software, US) has been a steady performer, with quarterly results indicative of resilient software design tool demand compared to more variable semiconductor end demand. The company is gaining from solid chip design activity and increasing design complexity in leading edge chips as well as stronger than expected demand in “lagging edge” chips. In common with many companies in the semiconductor value chain, Cadence has also benefitted from the combination of a potential trough in market segments such as memory chips, continued momentum behind semiconductor ‘near shoring’ initiatives and stronger potential demand from AI led software applications.
Schneider Electric (Electrical Components & Equipment, US) a leading global supplier of energy efficiency solutions, has performed well over the year on expectations of a better growth outlook. The company benefitted from expectations of China reopening earlier in the year, policy tailwinds in the US from the Inflation Reduction Act and the Green Deal in Europe. More
recently, the stock rose after a positive capital markets day, where the company announced new long-term financial goals which include tailwinds from growth in data centres as interest in artificial intelligence continues to grow.
What factors or portfolio holdings detracted from the Fund’s performance?
Most detractors have experienced temporary moderation in demand or inventory destocking as end-customers adjust to the lifting of COVID-19 restriction and easing of supply disruptions.
AIA Group (Life & Health Insurance, Hong Kong) was initially negatively impacted by deteriorating sentiment towards financials during the banking turmoil early in the year. More recently, the share price has been under pressure from continued
weak macro-economic headlines in China and a change in the product mix as customers move away from health protection products to lower margin savings products. Long term business fundamental remains strong, driven by growth in the number of active sales agents, expansion in China and a leading position in fast growing South and Southeast Asian markets. In our view, the stock remains attractively valued, trading near historical lows, and the business is expected to benefit over the longer term from a more positive outlook on the value of new business.
DSM- Firmenich ( Speciality Chemicals, Switzerland) has trended lower over the year on weaker vitamin and supplements demand, some deterioration in working capital and a need to demonstrate benefits from the recent merger. Recent results have shown early signs of stabilisation in end markets and the company has announced action to reduce its exposure to commodity vitamins. They have also given greater clarity on expected post-merger revenue and cost synergies and with the
Portfolio Manager
Kirsteen Morrison
Portfolio Manager
David Winborne
Sub-Adviser
Impax Asset
Management Ltd.

December 31, 2023

www.impaxam.com
Annual Report
merged company offering a full suite of fragrance and flavours solutions, we believe it remains well placed to capture secular growth trends.
Lonza (Life Sciences Tools & Services, Switzerland) a contract manufacturer of pharmaceuticals, fell after announcing cuts to mid-term growth rates and lowering margin expectations. Sentiment towards the stock was impacted by several factors including uncertainty over the CEO replacement. In addition, when the company revealed the cancellation of a number of high-profile projects, it also disclosed the organic growth rate was lower, and the risk profile higher, than they had previously indicated.
Portfolio Highlights (unaudited)
Since Inception Total Return—Historical Growth of $10,000

Impax Global Opportunities Fund, continued
December 31, 2023

www.impaxam.com
Annual Report
See ‘Glossary of Terms’ for descriptions of benchmarks.
These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-
end performance data, please visit www.impaxam.com or call 800.767.1729.
1
The Fund’s inception date is June 27, 2018.
2
The Fund's investment adviser assumed certain expenses during each period shown; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares..
Returns—Year ended December 31, 2023
    Total                   Average Annual Return
Return
Share class
Ticker
Symbol
1 Year 3 Years 5 Years
Since
Inception
1
Investor Class
2
PAXGX 15.16% 3.60% 12.76% 9.79%
Institutional Class
2
PXGOX 15.50% 3.86% 13.03% 10.02%
MSCI ACWI (Net) Index 22.20% 5.75% 11.72% 8.85%
Lipper Global Multi-Cap Growth Funds Index 22.35% -0.46% 11.65% 8.28%
Asset Allocation
Percent of
Investments
U.S. Stocks ..................................................................................
59.2%
Foreign Stocks ...............................................................................
39.0%
Cash & Cash Equivalents .......................................................................
1.8%
Total 100.0%
Top Ten Holdings
Company
Percent of Net
Assets
Microsoft Corp. ................................................................................... 4.9%
Linde plc ........................................................................................ 4.7%
Mastercard, Inc., A ................................................................................ 4.4%
Cintas Corp. ..................................................................................... 4.1%
Schneider Electric SE .............................................................................. 3.8%
Hannover Rueck SE ............................................................................... 3.7%
Alcon, Inc. ....................................................................................... 3.6%
Wolters Kluwer NV ................................................................................ 3.6%
Thermo Fisher Scientific, Inc. ........................................................................ 3.4%
HDFC Bank Ltd. .................................................................................. 3.3%
Total 39.5%
Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.
Holdings are subject to change.
Portfolio Highlights (unaudited)
(continued)

December 31, 2023

www.impaxam.com
Annual Report
Sector Diversification
Sector
Percent of
Net Assets
Financials ................................................................................... 24.0%
Health Care ................................................................................. 18.8%
Information Technology ......................................................................... 18.3%
Industrials ................................................................................... 16.1%
Materials .................................................................................... 7.9%
Consumer Staples ............................................................................ 7.9%
Communication Services ........................................................................ 3.0%
Consumer Discretionary ........................................................................ 2.2%
Other assets and liabilities (net) ................................................................... 1.8%
Total 100.0%
May include companies representing multiple industries within a single “Sector”
Portfolio Highlights (unaudited)
(continued)

www.impaxam.com
Annual Report
Impax Global Environmental Markets Fund
December 31, 2023
Portfolio Managers' Comments
How did the Impax Global Environmental Markets Fund (the Fund) perform for the period?
For the year ended December 31, 2023, the Investor Class, Class A, and Institutional Class of
the Fund had total returns of 16.55%, 16.58%, and 16.85%, respectively, versus 22.20% for the
MSCI All-Country World (Net) Index (“MSCI ACWI”) and 27.69% for the FTSE Environmental
Opportunities Index Series (“FTSE EOAS”).
What factors or portfolio holdings contributed to the Fund’s performance?
Pentair (Water Distribution & Infrastructure, US) rebounded strongly in 2023, following a challenging 2022 in which concerns around slowing US residential activity caused the share price to decline. The company delivered solid results throughout the year, with margin expansion and deleveraging efforts leading to share price gains.
Microsoft (Cloud Computing, US) rose due to continued investor optimism regarding the company’s ability to benefit from recent AI innovations through both the provision of cloud computing power through their Azure platform, together with impressive integration of AI solutions into the Microsoft product suite. The stock also benefitted from ‘safe haven’ status due to the company’s strong balance sheet and ability to generate positive free cash flow.
United Rentals (Resource Circularity & Efficiency, US) outperformed in 2023, supported by solid earnings delivery throughout the year and positive tailwinds related to megaproject and infrastructure opportunities. These policy-related opportunities from legislation such as the
US Inflation Reduction ACT or the CHIPS & Science Act have, in our view, the potential to be economically insensitive and provide a cushion for growth in the event of a construction downturn.
With superior scale and purchasing power, we believe the company can generate above average industry returns and disproportionately benefit from secular shift of ownership to renting of construction equipment.
What factors or portfolio holdings detracted from the Fund’s performance?
Orsted (Renewable Energy Developers & IPPs, Denmark) develops, owns, and operates renewable energy generation assets, with a particular focus on offshore wind farms – it is the largest developer globally of projects. Due to rising bond yields, and supply chain – or project cost –
inflation, questions have been asked about the shareholder value creation of Orsted’s US projects. Supply chain issues, tariff headwinds, and higher costs of capital led to the announcement of impairments on US offshore wind projects. Management execution missteps and a challenging offshore wind operating environment exerted downward pressure on the share price.
DSM- Firmenich (Sustainable Agriculture, Switzerland) moved lower as destocking headwinds, concerns over weak vitamin pricing, and poor supplements demand weighed on results throughout the year.
Cognex (Industrial Energy Efficiency, US) sold off in 2023, reflecting a near-term challenging end market for a shorter cycle business that is sensitive to economic conditions. We believe that the near-term earnings forecast does not necessarily reflect the true earnings power potential through the cycle for a company well positioned to benefit from the secular growth trajectory of rising automation and vision spending.
Portfolio Manager
Hubert Aarts
Portfolio Manager
Siddharth Jha
Portfolio Manager
David Winborne
Sub-adviser
Impax Asset
Management Ltd.

December 31, 2023

www.impaxam.com
Annual Report
Portfolio Highlights (unaudited)
Ten Year Annual Total Return—Historical Growth of $10,000
See ‘Glossary of Terms’ for descriptions of benchmarks.
These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-
end performance data, please visit www.impaxam.com or call 800.767.1729.
Returns—Year ended December 31, 2023
    Total                   Average Annual Return
Return
Share class
Ticker
Symbol
1 Year 3 Years 5 Years 10 Years
Investor Class
1
PGRNX 16.55% 3.23% 12.06% 7.33%
Class A
1,2,3
PXEAX
NAV
4
16.58% 3.24% 12.06% 7.33%
POP 10.16% 1.30% 10.80% 6.73%
Institutional Class
1
PGINX 16.85% 3.50% 12.36% 7.60%
MSCI ACWI (Net) Index 22.20% 5.75% 11.72% 7.93%
FTSE Environmental Opportunities Index Series 27.69% 5.30% 16.52% 10.43%
Lipper Global Multi-Cap Core Funds Index 19.12% 4.93% 10.58% 7.13%

Impax Global Environmental Markets Fund, continued
December 31, 2023

www.impaxam.com
Annual Report
1
The Fund's investment adviser assumed certain expenses during the 10-year period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.
2
A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million.
POP (public offering price) reflects the maximum sales load for the Fund's Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.
3
Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor
Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception..
4
NAV is Net Asset Value.
Asset Allocation
Percent of
Investments
U.S. Stocks ..................................................................................
65.6%
Foreign Stocks ...............................................................................
32.6%
Cash & Cash Equivalents .......................................................................
1.8%
Total 100.0%
Geographical Diversification
Country
Percent of
Net Assets
United States ................................................................................ 65.6%
France ..................................................................................... 6.2%
United Kingdom .............................................................................. 4.7%
Germany ................................................................................... 4.2%
Japan ...................................................................................... 4.1%
Taiwan ..................................................................................... 3.3%
Luxembourg ................................................................................. 2.5%
Switzerland .................................................................................. 2.1%
Ireland ..................................................................................... 2.0%
Netherlands ................................................................................. 1.8%
Denmark .................................................................................... 1.6%
Other assets and liabilities (net) 1.9%
Total 100.0%
Top Ten Holdings
Company
Percent of Net
Assets
Linde plc ........................................................................................ 3.9%
Microsoft Corp. ................................................................................... 3.8%
Republic Services, Inc., A ........................................................................... 3.6%
Agilent Technologies, Inc. ........................................................................... 3.6%
Waste Management, Inc. ............................................................................ 3.6%
Air Liquide SA .................................................................................... 3.5%
Portfolio Highlights (unaudited)
(continued)

December 31, 2023

www.impaxam.com
Annual Report
Schneider Electric SE .............................................................................. 3.5%
Texas Instruments, Inc. ............................................................................. 2.8%
United Rentals, Inc. ................................................................................ 2.7%
Veolia Environnement SA ........................................................................... 2.7%
Total 33.7%
Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.
Holdings are subject to change.
Sector Diversification
Sector Sub Sector
Percent of
Net Assets
Smart Environment ............................................................................ 25.4%
Efficient IT .............................. 12.7%
Environmental Testing & Monitoring ........... 8.9%
Cloud Computing ........................ 3.8%
New Energy ................................................................................. 21.9%
Industrial Energy Efficiency ................. 11.0%
Smart & Efficient Grids .................... 5.2%
Buildings Energy Efficiency ................. 4.1%
Wind Power Generation Equipment ........... 1.6%
Water ...................................................................................... 15.7%
Water Treatment ......................... 6.5%
Water Utilities ........................... 4.8%
Water Distribution & Infrastructure ............ 4.4%
Sustainable Food ............................................................................. 15.4%
Food Safety & Packaging .................. 6.8%
Sustainable Agriculture .................... 4.5%
Technology & Logistics .................... 4.1%
Circular Economy ............................................................................. 13.4%
General Waste Management ................ 7.2%
Resource Circularity & Efficiency ............. 4.3%
Recycled, Recyclable Products & Biomaterials .. 1.9%
Clean and Efficient Transport .................................................................... 6.3%
Advanced Road Vehicles & Devices .......... 5.1%
E-Bikes & Bicycles ....................... 1.2%
Other assets and liabilities (net) ....................
.................................
1.9% 1.9%
Total ........................................
.................................
100.0% 100.0%
May include companies representing multiple industries within a single “Sector”.
Portfolio Highlights (unaudited)
(continued)

www.impaxam.com
Annual Report
Impax Global Social Leaders Fund
December 31, 2023
Portfolio Managers’ Comments
How did the Impax Global Social Leaders  Fund (the Fund) perform for the period?
The Impax Global Social Leaders Fund launched on November 30, 2023. As the Fund was launched less than one year ago, its performance history is not long enough to be meaningful. Below is a summary of how the Fund performed since its inception through end of calendar year 2023.
For the one-month period ended December 31, 2023, the Fund’s Investor Class and Institutional
Class shares had total returns of 5.3% and 5.4%, respectively, compared to 4.8% for the MSCI All
Country World Index.
What factors or portfolio holdings contributed to the Fund’s performance?
During the period from inception through end of calendar year 2023, the portfolio experienced strong gains in areas such as Health Care, Financials, Information Technology and Consumer
Discretionary, positively impacting absolute and relative performance.
The holdings below contributed to performance on an absolute basis:
Intuit (Financial Platforms, US) advanced higher in December, aided by a strong quarterly release with top and bottom-line results exceeding expectations. Importantly, results reiterated
Intuit’s consistent ability to navigate challenging macroeconomic environments, the durability and attractiveness of their core offerings, and their operating leverage.
HDFC Bank (Financial Security & Inclusion, India ) outperformed on an improving outlook for the Indian economy after the recent victory for the Modi-led BJP party in 3 out of 4 state elections. This has improved the probability of political continuity for the existing BJP government in the national election, due in mid-2024.
Recruit Holdings (Employment, Japan ) reported broadly in-line results during the period that showed good cost discipline in a softer top-line environment. The share price outperformance was largely driven by the disclosure that well known activist investor ValueAct had taken a stake in the company with a view that the shares had at least 100% upside. The fall in bond yields and hopes for a soft economic landing were also supportive.
What factors or portfolio holdings detracted from the Fund’s performance?
While the Impax Global Social Leaders Fund outperformed during the period from inception through end of calendar year
2023, the following holdings detracted from performance, largely due to profit taking following strong share price appreciation earlier in the year or from temporary headwinds negatively impacting companies' near-term results.
The holdings below detracted from performance on an absolute basis.
MercadoLibre (Evolving Marketplaces, Brazil) underperformed in December after a strong rally during the prior month. The share price experienced a strong rally in November, boosted by solid earnings delivery with earnings and operating margins exceeding expectations, growing market share, and continued integration of AI to drive innovation and efficiencies.
Haleon (Personal Care, UK) As a consumer staples company with relatively stable end markets, Haleon experienced some rotation effects against the backdrop of a market rally.
Symrise (Food Producers, Germany) declined during the month following the company’s revision of margin guidance due to lower raw material prices and negative currency effects. Despite this, we believe the outlook for demand and volume growth remain sound for 2024.
Portfolio Manager
Charlie French
Portfolio Manager
Amber Fairbanks

December 31, 2023

www.impaxam.com
Annual Report
Portfolio Highlights (unaudited)
Asset Allocation
Percent of
Investments
U.S. Stocks ..................................................................................
49.3%
Foreign Stocks ...............................................................................
46.7%
Cash & Cash Equivalents .......................................................................
4.0%
Total 100.0%
Top Ten Holdings
Company
Percent of Net
Assets
Intuit, Inc. ................................................................................... 4.1%
AIA Group Ltd. ............................................................................... 3.3%
HDFC Bank Ltd. .............................................................................. 3.2%
Halma plc ................................................................................... 3.1%
MercadoLibre , Inc. ............................................................................ 3.0%
American Tower Corp. .......................................................................... 3.0%
Palo Alto Networks, Inc. ........................................................................ 2.9%
Voya Financial, Inc. ............................................................................ 2.9%
Abbott Laboratories ............................................................................ 2.9%
Legal & General Group plc ...................................................................... 2.8%
Total 31.2%
Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.
Holdings are subject to change.
Sector Diversification
Sector
Percent of
Net Assets
Health Care ................................................................................. 17.3%
Financials ................................................................................... 15.9%
Consumer Discretionary ........................................................................ 14.7%
Information Technology ......................................................................... 12.7%
Consumer Staples ............................................................................ 11.7%
Industrials ................................................................................... 7.3%
Real Estate .................................................................................. 6.1%
Utilities ..................................................................................... 5.0%
Communication Services ........................................................................ 3.5%
Materials .................................................................................... 1.3%
Other assets and liabilities (net) ................................................................... 4.5%
Total 100.0%
May include companies representing multiple industries within a single “Sector”

www.impaxam.com
Annual Report
Impax Ellevate Global Women’s Leadership Fund
December 31, 2023
Portfolio Managers’ Comments
How did the Impax Ellevate Global Women’s Leadership Fund (the Fund) perform for the period?
For the year ended December 31, 2023, the Investor and Institutional Class had total returns of
18.14% and 18.41%, respectively, compared to 25.68% for the Impax Global Women’s Leadership
Index (Women’s Index), 23.79% for the MSCI World (Net) Index (MSCI World) and 19.12% for the
Lipper Global Multi-Cap Core Funds Index.
What factors or portfolio holdings contributed to the Fund’s performance?
From a stock selection perspective, the portfolio saw the strongest results in Industrials and Utilities.
The portfolio’s investment in Schneider Electric boosted returns, as did a lack of exposure to
NextEra Energy.
The top contributors were all strong gender leaders who benefited from macro tailwinds, strong execution, and transition related stimulus.
Lululemon Athletics (Consumer Discretionary) advanced amid reports the athleisure company would join the S&P 500.
Celanese (Materials) jumped after the integrated producer of chemicals and advanced materials posted Q3 earnings that exceeded expectations.
Schneider Electric (Industrials ) performed well over the year on expectations of a better growth outlook. The company benefitted from expectations of China reopening earlier in the year, policy tailwinds in the US from the Inflation Reduction Act and the Green Deal in Europe.
What factors or portfolio holdings detracted from the Fund’s performance?
When viewed in terms of risk factors, the greatest detractor was Industry risk exposure, which was driven by the industry make up within the Gender Leaders universe, followed by the gender factor and then closely by beta underweight.
Despite good absolute results, a combination of narrow market leadership among a handful of higher growth names, the broad outperformance of higher beta names along with challenges in industry positioning meant that the portfolio lagged the
MSCI World in 2023. Industry exposures, which are primarily driven by availability of gender leaders, were a key detractor for the year as was the general low beta tilt of the portfolio. The portfolio's Gender Lens profile was a key driver of the selection impacts. Companies identified as gender leaders struggled in the early part of 2023; however, the portfolio saw a bit of relief in the fourth quarter as those stocks performed particularly well in a market that saw broader participation.
From a stock selection perspective, the portfolio saw the weakest results within Information Technology, Consumer Staples, and Communication Services. In Information Technology the portfolio has little direct exposure to the artificial intelligence (AI)
theme that drove stocks, particularly in the second half of the year, as these stocks often do not meet ESG factors or quality standards. Leading declines within these sectors included a lack of exposure to Nvidia and Meta, along with a position in
Diageo.
The top detractors were driven by destocking and firm specific execution.
Bristol Myers Squibb (Health Care) fell after the biopharmaceutical maker reported a decline in third quarter revenue from a year ago.
Portfolio Manager
Scott LaBreche
Portfolio Manager
Christine Cappabianca

December 31, 2023

www.impaxam.com
Annual Report
Koninklijke DSM NV (Materials ) trended lower as concerns over weak vitamin pricing and poor supplements demand have weighed on top-line and margin expectations. In addition, the Flavor & Fragrance division experienced a longer-than-
anticipated destocking period, putting added pressure on the stock.
General Mills Inc. (Consumer Staples) was weak due to the combination of negative investor sentiment in packaged foods and unexpected short term retailer inventory destocking hitting volume growth.
Portfolio Highlights (unaudited)
Ten Year Annual Total Return—Historical Growth of $10,000
Returns—Year ended December 31, 2023
    Total                   Average Annual Return
Return
Share class
Ticker
Symbol
1 Year 3 Years 5 Years 10 Years
Investor Class
1
PXWEX 18.14% 3.51% 9.77% 7.39%
Institutional Class
1
PXWIX 18.41% 3.76% 10.05% 7.65%
Impax Global Women’s Leadership (Net) Index* 25.68% 6.05% 11.37% N/A
MSCI World (Net) Index 23.79% 7.27% 12.80% 8.60%
Lipper Global Multi-Cap Core Funds Index 19.12% 4.93% 10.58% 7.13%

Impax Ellevate Global Women’s Leadership Fund, continued
December 31, 2023

www.impaxam.com
Annual Report
See ‘Glossary of Terms’ for descriptions of benchmarks.
These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-
end performance data, please visit www.impaxam.com or call 800.767.1729.
*
Inception date of Women's Index is February 28, 2014.
1
On June 4, 2014 the Pax World Global Women's Equality Fund merged into the Pax Ellevate Global Women's Leadership Fund (the Fund),
pursuant to an Agreement and Plan of Reorganization dated March 4, 2014 (the "Reorganization"). Because the Fund had no investment operations prior to the closing of the Reorganization, Pax World Global Women's Equality Fund (the "Predecessor Fund") is treated as the survivor of the Reorganization for account and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to June 4, 2014 is that of the Predecessor Fund. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.
Asset Allocation
Percent of
Investments
U.S. Stocks ..................................................................................
68.9%
Foreign Stocks ...............................................................................
29.9%
Cash & Cash Equivalents .......................................................................
1.2%
Total 100.0%
Top Ten Holdings
Company
Percent of Net
Assets
Apple, Inc. ...................................................................................... 4.2%
Microsoft Corp. ................................................................................... 4.0%
Amazon.com, Inc. ................................................................................. 3.0%
Intuit, Inc. ....................................................................................... 1.7%
Coca-Cola Co. (The) ............................................................................... 1.7%
Citigroup, Inc. .................................................................................... 1.6%
Schneider Electric SE .............................................................................. 1.6%
Starbucks Corp. .................................................................................. 1.6%
Lululemon Athletica, Inc. ............................................................................ 1.6%
Gilead Sciences, Inc. .............................................................................. 1.5%
Total 22.5%
Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.
Holdings are subject to change.
Sector Diversification
Sector
Percent of
Net Assets
Information Technology ......................................................................... 20.6%
Financials ................................................................................... 18.6%
Portfolio Highlights (unaudited)
(continued)

December 31, 2023

www.impaxam.com
Annual Report
Health Care ................................................................................. 15.0%
Consumer Discretionary ........................................................................ 14.1%
Consumer Staples ............................................................................ 10.4%
Industrials ................................................................................... 5.4%
Communication Services ........................................................................ 5.3%
Materials .................................................................................... 5.1%
Utilities ..................................................................................... 3.6%
Real Estate .................................................................................. 0.8%
Other assets and liabilities (net) ................................................................... 1.1%
Total 100.0%
May include companies representing multiple industries within a single “Sector”
Geographical Diversification
Country
Percent of
Net Assets
United States ................................................................................ 70.2%
United Kingdom .............................................................................. 7.9%
France ..................................................................................... 4.8%
Norway ..................................................................................... 2.7%
Canada ..................................................................................... 1.9%
Netherlands ................................................................................. 1.7%
Australia .................................................................................... 1.4%
Germany ................................................................................... 1.3%
Hong Kong .................................................................................. 1.3%
Brazil ...................................................................................... 1.2%
Switzerland .................................................................................. 1.2%
Denmark .................................................................................... 1.2%
Sweden .................................................................................... 0.8%
Spain ...................................................................................... 0.6%
Italy ....................................................................................... 0.4%
Finland ..................................................................................... 0.2%
Singapore ................................................................................... 0.1%
New Zealand ................................................................................ 0.0%
*
Belgium .................................................................................... 0.0%
*
Israel ...................................................................................... 0.0%
*
Portugal .................................................................................... 0.0%
*
Japan ...................................................................................... 0.0%
*
Ireland ..................................................................................... 0.0%
*
Austria ..................................................................................... 0.0%
*
Other assets and liabilities (net) 1.1%
Total 100.0%
*
Rounds to less than 0.05%.
Portfolio Highlights (unaudited)
(continued)

www.impaxam.com
Annual Report
Impax International Sustainable Economy Fund
December 31, 2023
Portfolio Managers’ Comments
How did the Impax International Sustainable Economy Fund (the Fund) perform for the period?
For the year ended December 31, 2023, the Investor Class Institutional Class had total returns of 18.92% and 19.28%, respectively, compared to 18.24% for the MSCI EAFE (Net) Index
(MSCI EAFE), 18.82% for the MSCI EAFE ESG Leaders (Net) Index and 16.82% for the Lipper
International Large-Cap Core Funds Index.
What factors or portfolio holdings contributed to the Fund’s performance?
The portfolio outperformed the MSCI EAFE in 2023. Strong gains from stock selection were accompanied by value added from sector allocation effects. The sustainability tools used to drive the over/under weights within the portfolio also added value in the period, and the portfolio’s
Sustainability Lens profile contributed positively to returns. The portfolio’s tilt towards securities with higher Systematic ESG scores was a strong tailwind as stocks with scores in the top quartiles led the market. The portfolio’s energy efficiency allocation, which involves replacing traditional Energy stocks with companies that provide energy efficiency solutions was a positive contributor.
From a stock selection perspective, the portfolio saw the strongest results within Consumer Staples with positions in food companies Associated British Food and Danone outperforming, as did food retailers Tesco J Sainsburys, and Carrefour SA. Materials exposure was also additive as positions in construction materials firm Sika AG and Nitto Denko, a supplier to the semiconductor market, topped their peers. In Information Technology the portfolio’s semi-conductor exposure was the key driver of stock selection as
Tokyo Electron and ASML benefited from the exuberance around the artificial intelligence (AI) theme that drove stocks for a large portion of the year.
The top contributors benefited from strong execution and thematic tailwinds from artificial intelligence and GLP-1 obesity therapies.
Tokyo Electron (Information Technology) , jumped during Q4 after the semiconductor equipment maker raised its full-year earnings guidance.
RELX PLC (Industrials) gave a robust update in the fourth quarter, and the investors re-rated the stock on these stronger fundamentals.
Novo Nordisk (Health Care) rallied after trial results showed the pharmaceutical company’s “Wegovy” weight loss drug may lower the risk of heart attack or stroke.
What factors or portfolio holdings detracted from the Fund’s performance?
From a stock selection perspective, the portfolio saw the weakest results in Financials and Consumer Discretionary. The portfolio’s exposure to Asia insurers were most detrimental; with AIA Group Daichi Life and Tokio Marine lagging the sector.
The weakness in Consumer Discretionary was primarily due to exposure to BMW, an addition in the second half of the year.
The top detractors were driven by a combination of industry specific cross winds, and execution.
AIA Group (Financials) was initially negatively impacted by deteriorating sentiment towards financials during the banking turmoil early in the year. More recently, the share price has been under pressure from continued weak macro-economic headlines in China and a change in the product mix as customers move away from health protection products to lower margin savings products.
Portfolio Manager
Scott LaBreche
Portfolio Manager
Christine Cappabianca

December 31, 2023

www.impaxam.com
Annual Report
Merck KGaA (Health Care) slid after the drugmaker’s multiple sclerosis drug failed in late stage trials.
Astellas Pharma (Health Care) fell after the pharmaceutical company posted a notable decline in first-half profit.
Portfolio Highlights (unaudited)
Ten Year Annual Total Return—Historical Growth of $10,000
Returns—Year ended December 31, 2023
    Total                   Average Annual Return
Return
Share class
Ticker
Symbol
1 Year 3 Years 5 Years 10 Years
Investor Class
1,2
PXINX 18.92% 2.64% 7.97% 3.87%
Institutional Class
1
PXNIX 19.28% 2.93% 8.24% 4.15%
MSCI EAFE (Net) Index 18.24% 4.02% 8.16% 4.28%
MSCI EAFE ESG Leaders (Net) Index 18.82% 3.16% 8.48% 4.56%
Lipper International Large-Cap Core Funds Index 16.82% 4.28% 7.51% 3.72%

Impax International Sustainable Economy Fund, continued
December 31, 2023

www.impaxam.com
Annual Report
See ‘Glossary of Terms’ for descriptions of benchmarks.
These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-
end performance data, please visit www.impaxam.com or call 800.767.1729.
1
The Fund's inception date is January 27, 2011. On March 31, 2014, Pax World International Fund and Pax MSCI EAFE ESG Index ETF
merged into the Pax MSCI EAFE ESG Leaders Index Fund (the Fund), a passively managed index fund which seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index. Based on the similarity of the Fund to Pax MSCI EAFE ESG Index ETF, Pax MSCI EAFE ESG Index ETF (the Predecessor Fund) is treated as the survivor of the mergers for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to March 31, 2014 is that of the Predecessor Fund. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares..
2
Inception of the Investor Class is March 31, 2014. The performance information shown for the Investor Class shares for periods prior to
March 31, 2014 includes the performance of the Predecessor Fund. These returns have been adjusted to reflect the expenses allocable to
Investor Class.
Asset Allocation
Percent of
Investments
Foreign Stocks ...............................................................................
95.4%
U.S. Stocks ..................................................................................
3.3%
Cash & Cash Equivalents .......................................................................
1.3%
Total 100.0%
Top Ten Holdings
Company
Percent of Net
Assets
ASML Holding NV ............................................................................. 3.1%
Novartis AG ................................................................................. 2.5%
Novo Nordisk A/S, B ........................................................................... 2.5%
AstraZeneca plc .............................................................................. 2.5%
HSBC Holdings plc ............................................................................ 2.3%
Schneider Electric SE .......................................................................... 2.1%
BNP Paribas SA .............................................................................. 1.9%
AIA Group Ltd. ............................................................................... 1.8%
ANZ Group Holdings Ltd. ....................................................................... 1.8%
Tokio Marine Holdings, Inc. ...................................................................... 1.8%
Total 22.3%
Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.
Holdings are subject to change.
Portfolio Highlights (unaudited)
(continued)

December 31, 2023

www.impaxam.com
Annual Report
Sector Diversification
Sector
Percent of
Net Assets
Financials ................................................................................... 23.6%
Industrials ................................................................................... 19.7%
Health Care ................................................................................. 13.6%
Information Technology ......................................................................... 8.3%
Communication Services ........................................................................ 8.0%
Consumer Discretionary ........................................................................ 7.8%
Consumer Staples ............................................................................ 6.4%
Materials .................................................................................... 4.5%
Utilities ..................................................................................... 3.6%
Real Estate .................................................................................. 2.8%
Other assets and liabilities (net) ................................................................... 1.7%
Total 100.0%
May include companies representing multiple industries within a single “Sector”
Geographical Diversification
Country
Percent of
Net Assets
Japan ...................................................................................... 22.2%
United Kingdom .............................................................................. 13.1%
Switzerland .................................................................................. 9.1%
France ..................................................................................... 9.1%
Germany ................................................................................... 8.4%
Australia .................................................................................... 6.7%
Netherlands ................................................................................. 4.3%
Sweden .................................................................................... 3.4%
Denmark .................................................................................... 3.3%
United States ................................................................................ 3.3%
Hong Kong .................................................................................. 2.8%
Spain ...................................................................................... 2.7%
Italy ....................................................................................... 2.6%
Finland ..................................................................................... 1.5%
Austria ..................................................................................... 1.4%
Singapore ................................................................................... 1.4%
Ireland ..................................................................................... 0.7%
Belgium .................................................................................... 0.7%
Norway ..................................................................................... 0.7%
China ...................................................................................... 0.6%
New Zealand ................................................................................ 0.3%
Other assets and liabilities (net) 1.7%
Total 100.0%
Portfolio Highlights (unaudited)
(continued)

www.impaxam.com
Annual Report
Impax Core Bond Fund
December 31, 2023
Portfolio Manager’s Comments
How did the Impax Core Bond Fund (the Fund) perform for the period?
For the year ended December 31, 2023, the Investor Class and Institutional Class shares of the
Fund had total returns of 5.36% and 5.62%, respectively, compared to 5.53% for the Bloomberg US
Aggregate Bond Index (the Index) and 6.24% for the Lipper Core Bond Funds Index.
What factors or portfolio holdings contributed to the Fund’s performance?
The Fund’s underweight allocation to Treasuries, in favor of an overweight allocation to corporates, contributed to the Fund's performance over the period.
Security selection among the securitized products was positive, notably within ABS, (asset backed securities) which saw strong spread tightening during the year. Security selection was also positive within MBS (mortgage backed securities) and within the consumer cyclical sectors.
Given the risk-on rally, the Fund’s off-benchmark allocation to high yield credits performed well and was a boost to performance.
What factors or portfolio holdings detracted from the Fund’s performance ?
Security selection among government-related issuers detracted as the Fund’s holdings tend to be shorter dated.
Selection among the financial institutions and utility sectors also weighed on performance.
Security selection among treasuries detracted from Fund performance.
Portfolio Manager
Tony Trzcinka, CFA

December 31, 2023

www.impaxam.com
Annual Report
Portfolio Highlights (unaudited)
Since Inception Total Return—Historical Growth of $10,000
See ‘Glossary of Terms’ for descriptions of benchmarks.
These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-
end performance data, please visit www.impaxam.com or call 800.767.1729.
1
The Fund’s inception date is December 16, 2016.
2
Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.
Returns—Year ended December 31, 2023
    Total                   Average Annual Return
Return
Share class
Ticker
Symbol
1 Year 3 Years 5 Years
Since
Inception
1
Investor Class
2
PAXBX 5.36% -3.45% 0.73% 0.97%
Institutional Class
2
PXBIX 5.62% -3.21% 0.98% 1.22%
Bloomberg US Aggregate Bond Index 5.53% -3.31% 1.10% 1.44%
Lipper Core Bond Funds Index 6.24% -3.12% 1.55% 1.73%

Impax Core Bond Fund, continued
December 31, 2023

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Annual Report
Asset Allocation
Percent of
Investments
U.S. Bonds ..................................................................................
81.9%
Supranational ................................................................................
10.2%
Foreign Bonds ...............................................................................
7.0%
Cash & Cash Equivalents .......................................................................
0.9%
Total 100.0%
Top Ten Holdings
Company
Percent of Net
Assets
U.S. Treasury Bonds, 4.750%, 11/15/43 ................................................................ 5.7%
U.S. Treasury Bonds, 4.750%, 11/15/53 ................................................................ 3.6%
U.S. Treasury Notes, 4.875%, 10/31/28 ................................................................. 2.9%
U.S. Treasury Notes, 4.500%, 7/15/26 .................................................................. 1.9%
U.S. Treasury Notes, 3.750%, 6/30/30 .................................................................. 1.1%
International Bank for Reconstruction & Development, 1.625%, 1/15/25 ......................................... 0.9%
Kreditanstalt fuer Wiederaufbau , 4.125%, 7/15/33 ......................................................... 0.7%
European Investment Bank, 3.250%, 1/29/24 ............................................................ 0.7%
Kreditanstalt fuer Wiederaufbau , 2.625%, 2/28/24 ......................................................... 0.6%
GNMA II, Single-family, 30 Year, 3.000%, 6/20/53 ......................................................... 0.5%
Total 18.6%
Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.
Holdings are subject to change.
Fixed Income Sector Diversification
Sector
Percent of
Net Assets
Corporate Bonds .............................................................................. 32.9%
Mortgage-Backed Securities ..................................................................... 20.7%
U.S. Government and Agency Securities ............................................................ 17.9%
Supranational ................................................................................ 10.1%
Asset-Backed Securities ........................................................................ 6.0%
Foreign Government and Agency Securities ......................................................... 3.7%
Commercial Mortgage-Backed Securities ........................................................... 3.2%
Residential Mortgage-Backed Securities ............................................................ 2.2%
Municipal Bonds .............................................................................. 1.3%
Other assets and liabilities (net) ................................................................... 2.0%
Total 100.0%
Portfolio Highlights (unaudited)
(continued)

December 31, 2023

www.impaxam.com
Annual Report
Credit Quality
#
Bond Rating Percent of Bonds
U.S. Government ............................................................................. 19.4%
AAA ....................................................................................... 14.2%
AA+ ....................................................................................... 3.4%
AA ........................................................................................ 0.5%
AA- ........................................................................................ 1.4%
A+ ........................................................................................ 1.1%
A ......................................................................................... 6.6%
A- ......................................................................................... 5.7%
BBB+ ...................................................................................... 6.1%
BBB ....................................................................................... 5.7%
BBB- ....................................................................................... 2.7%
BB+ ....................................................................................... 0.9%
BB ........................................................................................ 0.5%
BB- ........................................................................................ 0.2%
B+ ........................................................................................ 0.1%
B ......................................................................................... —%
*
CCC ....................................................................................... 0.1%
NR ........................................................................................ 31.4%
Total 100.0%
#
Credit quality ratings by Standard & Poor’s assist investors by evaluating the credit worthiness of many bond issues. AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong. AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
*
Rounds to less than 0.05%.
Portfolio Highlights (unaudited)
(continued)

www.impaxam.com
Annual Report
Impax High Yield Bond Fund
December 31, 2023
Portfolio Managers’ Comments
How did the Impax High Yield Bond Fund (the Fund) perform for the period?
For the year ended December 31, 2023, the Investor Class, Class A, and Institutional Class shares of the Fund had total returns of 11.09%, 11.08%, and 11.39%, respectively, compared to the 12.55%
for the ICE BofA Merrill Lynch U.S. High Yield - Cash Pay - BB-B (Constrained 2%) Index and
12.34% for the Lipper High Yield Bond Funds Index.
What factors or portfolio holdings contributed to the Fund’s performance?
Over the reporting period, the underweight exposures to the transportation and banking sectors coupled with the overweight to the technology & electronics sector positively contributed to the
Fund’s performance.
Security selection among the basic industry, services, real estate, and media sectors bolstered returns.
Notable companies within these sectors include Diamond BC, LBM Acquisition LLC, Interface Inc.,
WW International Inc., and Cimpress PLC.
What factors or portfolio holdings detracted from the Fund’s performance?
The Fund’s underweight exposure to the leisure sector was the largest detractor over the period as this was the second-best performing sector for the Fund’s index over the year. The portfolio’s underweight to the financial services sector coupled with an overweight exposure to the telecommunications sector also weighed on performance.
Given the strong performance of the high yield market, cash holdings were a material drag on returns. However, the investment managers felt it was prudent to maintain liquidity given market volatility in 2023.
Security selection among the consumer goods, telecommunications, technology & electronics, and capital goods sectors was challenged.
Notable companies within these sectors include United Natural Foods, Ligado Networks LLC, T-Mobile US Inc., Digicel
Investments Ltd., Diebold Nixdorf Inc., and ARD Holdings SA.
Portfolio Manager
Peter Schwab, CFA
Portfolio Manager
Kent Siefers

December 31, 2023

www.impaxam.com
Annual Report
Portfolio Highlights (unaudited)
Ten Year Annual Total Return—Historical Growth of $10,000
‘Glossary of Terms’ for descriptions of benchmarks.
These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-
end performance data, please visit www.impaxam.com or call 800.767.1729.
Returns—Year ended December 31, 2023
    Total                   Average Annual Return
Return
Share class
Ticker
Symbol
1 Year 3 Years 5 Years 10 Years
Investor Class
1
PAXHX 11.09% -0.12% 4.15% 2.94%
Class A
1,2,3
PXHAX
NAV
4
11.08% -0.11% 4.16% 2.96%
POP 6.09% -1.64% 3.22% 2.48%
Institutional Class PXHIX 11.39% 0.16% 4.41% 3.21%
ICE BofA Merrill Lynch U.S. High Yield - Cash Pay - BB-B
(Constrained 2%) Index 12.55% 1.72% 5.19% 4.53%
Lipper High Yield Bond Funds Index 12.34% 2.18% 5.03% 4.04%

Impax High Yield Bond Fund, continued
December 31, 2023

www.impaxam.com
Annual Report
1
Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.
2
A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million.
POP (public offering price) reflects the maximum sales load for the Fund's Class A Shares of 4.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.
3
Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor
Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
4
NAV is Net Asset Value.
Asset Allocation
Percent of
Investments
U.S. Bonds ..................................................................................
82.7%
Foreign Bonds ...............................................................................
11.1%
Loans ......................................................................................
4.1%
Cash & Cash Equivalents .......................................................................
1.7%
U.S. Stocks ..................................................................................
0.4%
Total 100.0%
Top Ten Holdings
Company
Percent of Net
Assets
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30 ............................................ 1.4%
Darling Ingredients, Inc., 6.000%, 6/15/30 ............................................................... 1.0%
Avantor Funding, Inc., 4.625%, 7/15/28 ................................................................. 1.0%
NCR Voyix Corp., 5.125%, 4/15/29 .................................................................... 1.0%
Interface, Inc., 5.500%, 12/01/28 ...................................................................... 0.9%
Medline Borrower LP, Initial Dollar CME Term Loan, 8.470%, 10/23/28 .......................................... 0.9%
Graphic Packaging International LLC, 3.750%, 2/01/30 ..................................................... 0.9%
Iron Mountain, Inc., 4.875%, 9/15/29 ................................................................... 0.9%
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.875%, 2/01/29 ........................................ 0.8%
Sensata Technologies BV, 5.875%, 9/01/30 .............................................................. 0.8%
Total 9.6%
Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.
Holdings are subject to change.
Portfolio Highlights (unaudited)
(continued)

December 31, 2023

www.impaxam.com
Annual Report
#
See bond rating descriptions on page 47.
Sector Diversification
Sector
Percent of
Net Assets
Media ...................................................................................... 11.1%
Healthcare .................................................................................. 9.9%
Services .................................................................................... 9.1%
Technology & Electronics ....................................................................... 9.1%
Basic Industry ................................................................................ 8.6%
Capital Goods ................................................................................ 7.7%
Telecommunications ........................................................................... 7.3%
Consumer Goods ............................................................................. 6.6%
Retail ...................................................................................... 5.5%
Automotive .................................................................................. 5.3%
Real Estate .................................................................................. 4.7%
Utility ...................................................................................... 3.1%
Financial Services ............................................................................. 2.9%
Leisure ..................................................................................... 2.3%
Insurance ................................................................................... 1.8%
Pfd-Banking ................................................................................. 0.7%
Banking .................................................................................... 0.6%
Transportation ................................................................................ 0.4%
Other assets and liabilities (net) ................................................................... 3.3%
Total 100.0%
May include companies representing multiple industries within a single “Sector”
Credit Quality
#
Bond Rating Percent of Bonds
BBB- ....................................................................................... 7.0%
BB+ ....................................................................................... 12.6%
BB ........................................................................................ 13.8%
BB- ........................................................................................ 18.9%
B+ ........................................................................................ 15.8%
B ......................................................................................... 12.8%
B- ......................................................................................... 7.9%
CCC+ ...................................................................................... 3.2%
CCC ....................................................................................... 2.0%
CCC- ...................................................................................... 0.2%
CC ........................................................................................ 0.1%
NR ........................................................................................ 5.7%
Total 100.0%
Portfolio Highlights (unaudited)
(continued)

www.impaxam.com
Annual Report
Impax Sustainable Allocation Fund
December 31, 2023
Portfolio Managers' Comments
How did the Impax Sustainable Allocation Fund (the Fund) perform for the period?
For the year ended December 31, 2023, the Investor Class and Institutional Class of the Fund had
total returns of 13.17% and 13.44%, respectively, compared to 26.29% for the S&P 500 Index and
17.67% for the 60% S&P 500 Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index blend
(the Blended Index) and 13.78% for the Morningstar Moderate Allocation category average.
Asset Allocation
The portfolio’s asset allocation profile remained marginally underweight equity and marginally overweight to bonds and cash compared to the Fund’s benchmark throughout the year. The investment team used strength in equity returns to reallocate profits to bonds, to maintain a slightly pro-bond posture as the fixed income asset class has, in our view, become more attractively valued compared to recent years. The Fund’s strong equity performance coupled with a marginal underweight to equities meant the portfolio’s asset positioning was a detractor to performance in
2023.
What equity factors or portfolio holdings contributed and/or detracted to the Fund's performance?
Manager Selection within the Impax Sustainable Allocation Fund’s equity sleeve was a detractor in the period, driven predominantly by the structural underweight to the Magnificent 7. Magnificent
7 references Apple, Microsoft, Amazon, Google, Nvidia, Tesla, and Meta which are the largest US based companies by market cap as of 12/31/2023. A number of these stocks do not meet either the sustainability or fundamental criteria for investment within the underlying equity portfolios. This was most impactful in the Impax Large Cap Fund allocation, where the portfolio’s lack of exposure to
Nvidia due to its valuation, and avoidance of Meta and Tesla due to their weak ESG profiles were attributable to a significant portion of this core holding’s underperformance in 2023. This was also the case for some of the global thematic allocations within the portfolio; however Impax International
Sustainable Economy Fund contributed positively to performance as it outperformed its MSCI EAFE
Index.
What fixed income factors or portfolio holdings contributed or detracted from performance?
Selection within the Impax Sustainable Allocation Fund’s bond sleeve was modestly negative, despite delivering returns in the low teens. The Fund’s High Yield allocation underperformed its benchmark, with the underweights to leisure and financials having the largest impact in the period.
This offset the positive contribution from the Fund’s allocation to Core Bond, which was able to beat the market in 2023. Core Bond’s underweight to Treasuries in favor of an overweight to corporates contributed to performance over the period. Security selection among the securitized products, notably within ABS (asset backed securities) which saw strong spread tightening during the year,
MBS (mortgage backed securities), and within the consumer cyclical sectors all bolstered returns.
Given the risk-on rally, the Impax Core Bond Fund’s off-benchmark allocation to high yield credits performed well over the reporting period.
Portfolio Manager
Andrew Braun
Portfolio Manager
Nathan Moser, CFA
Portfolio Manager
Tony Trzcinka, CFA
Portfolio Manager
Peter Schwab, CFA
Portfolio Manager
Kirsteen Morrison

December 31, 2023

www.impaxam.com
Annual Report
Portfolio Highlights (unaudited)
Ten Year Annual Total Return—Historical Growth of $10,000
See ‘Glossary of Terms’ for descriptions of benchmarks.
These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-
end performance data, please visit www.impaxam.com or call 800.767.1729.
Returns—Year ended December 31, 2023
    Total                   Average Annual Return
Return
Share class
Ticker
Symbol
1 Year 3 Years 5 Years 10 Years
Investor Class
1,2
PAXWX 13.17% 2.94% 8.91% 6.57%
Institutional Class
1,2
PAXIX 13.44% 3.20% 9.18% 6.84%
S&P 500 Index 26.29% 10.00% 15.69% 12.03%
Blended Index 17.67% 4.71% 9.98% 8.09%
Morningstar Moderate Allocation 13.78% 3.43% 8.16% 6.07%

Impax Sustainable Allocation Fund, continued
December 31, 2023

www.impaxam.com
Annual Report
1
Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.
2
Effective December 18, 2019, the name of the Pax Balanced Fund changed to the Pax Sustainable Allocation Fund.
Manager Allocations
Fund Allocation Percent of Net Assets
Equity
Large-Cap/Multi-Cap Core Strategies
Impax Large Cap Fund ...................................................................... 39.3%
Small-Cap Core Strategies
Impax Small Cap Fund ...................................................................... 3.9%
Foreign Strategies
Impax Ellevate Global Women's Leadership Fund .................................................. 2.9%
Impax Global Environmental Markets Fund ....................................................... 2.6%
Impax International Sustainable Economy Fund .................................................... 5.0%
Impax Global Sustainable Infrastructure Fund ..................................................... 2.6%
Impax Global Opportunities Fund .............................................................. 2.8%
Total Equity ........................................................................
59.1%
Fixed Income
Investment Grade/Intermediate
Impax Core Bond Fund ...................................................................... 35.6%
High Yield Strategies
Impax High Yield Bond Fund .................................................................. 4.5%
Total Fixed Income ..................................................................
40.1%
Cash & Cash Equivalents .............................................................
0.8%
Total ....................................................................................
100%
Portfolio Highlights (unaudited)
(continued)

www.impaxam.com
Annual Report
Shareholder Expense Examples (unaudited)
December 31, 2023
Examples As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service
(12b-1) fees, and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and compare these costs with the ongoing costs of investing in other mutual funds. For more information, see the relevant Fund’s prospectus or talk to your financial adviser.
The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on July 1, 2023 and ending on December 31, 2023.
Please note that Individual Retirement Account (IRA), Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA, and
403(b)(7) accounts are charged an annual custodial fee of twenty dollars. If you are invested in one of these account types, you should add an additional $10.00 to the estimated expenses paid during the period.
Actual Expenses For each Fund, the first table on the next page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. For the Fund, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes For each Fund, the second table on the following pages provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, our costs would have been higher.

www.impaxam.com
Annual Report
Shareholder Expense Examples (unaudited), continued
December 31, 2023
Actual
(actual return after
expenses)
Hypothetical
(5% annual return before
expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value
12/31/23
Expenses
Paid During
Period
7/1/23–
12/31/23
1
Ending
Account
Value
12/31/23
Expenses
Paid During
Period
7/1/23–
12/31/23
1
a
Net
Annualized
Expense
Ratio
Large Cap Fund - Investor Class $1,000 $1,075.60 $5.18 $1,020.21 $5.04 0.99%
Large Cap Fund - Institutional Class $1,000 $1,076.70 $3.87 $1,021.48 $3.77 0.74%
Small Cap Fund - Investor Class $1,000 $1,047.20 $5.93 $1,019.41 $5.85 1.15%
Small Cap Fund - Class A $1,000 $1,047.40 $5.93 $1,019.41 $5.85 1.15%
Small Cap Fund - Institutional Class $1,000 $1,049.00 $4.65 $1,020.67 $4.58 0.90%
US Sustainable Economy Fund - Investor Class $1,000 $1,079.30 $3.67 $1,021.68 $3.57 0.70%
US Sustainable Economy Fund - Class A $1,000 $1,079.20 $3.67 $1,021.68 $3.57 0.70%
US Sustainable Economy Fund - Institutional
Class $1,000 $1,080.50 $2.36 $1,022.94 $2.29 0.45%
Global Sustainable Infrastructure Fund - Investor
Class $1,000 $1,014.80 $4.06 $1,021.17 $4.08 0.80%
Global Sustainable Infrastructure Fund -
Institutional Class $1,000 $1,014.90 $2.79 $1,022.43 $2.80 0.55%
Global Opportunities Fund - Investor Class $1,000 $1,025.40 $6.28 $1,019.00 $6.26 1.23%
Global Opportunities Fund - Institutional Class $1,000 $1,026.60 $5.01 $1,020.27 $4.99 0.98%
Global Environmental Markets Fund - Investor
Class $1,000 $1,043.70 $6.08 $1,019.26 $6.01 1.18%
Global Environmental Markets Fund - Class A $1,000 $1,044.20 $6.08 $1,019.26 $6.01 1.18%
Global Environmental Markets Fund - Institutional
Class $1,000 $1,045.10 $4.79 $1,020.52 $4.74 0.93%
Global Social Leaders Fund - Investor Class
2
$1,000 $1,053.00 $1.10 $1,003.18 $1.07 1.23%
Global Social Leaders Fund - Institutional Class
2
$1,000 $1,054.00 $0.85 $1,003.41 $0.83 0.98%
Global Women’s Leadership Fund - Investor Class $1,000 $1,068.90 $4.02 $1,021.32 $3.92 0.77%
Global Women’s Leadership Fund - Institutional
Class $1,000 $1,070.40 $2.71 $1,022.58 $2.65 0.52%
International Sustainable Economy Fund - Investor
Class $1,000 $1,057.50 $3.81 $1,021.50 $3.75 0.74%
International Sustainable Economy Fund -
Institutional Class $1,000 $1,059.10 $2.12 $1,023.15 $2.08 0.41%
Core Bond Fund - Investor Class $1,000 $1,030.90 $3.88 $1,021.38 $3.86 0.76%
Core Bond Fund - Institutional Class $1,000 $1,033.40 $2.23 $1,023.01 $2.22 0.43%
High Yield Bond Fund - Investor Class $1,000 $1,067.60 $4.90 $1,020.47 $4.79 0.94%
High Yield Bond Fund - Class A $1,000 $1,065.80 $4.89 $1,020.47 $4.79 0.94%
High Yield Bond Fund - Institutional Class $1,000 $1,067.30 $3.60 $1,021.73 $3.52 0.69%
Sustainable Allocation Fund - Investor Class $1,000 $1,052.80 $1.55 $1,023.69 $1.53 0.30%
Sustainable Allocation Fund - Institutional Class $1,000 $1,054.20 $0.26 $1,024.95 $0.26 0.05%
1
Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period beginning on July 1, 2023 and ending on December 31, 2023).
2
Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. Non- recurring expenses are not annualized. For
Actual expenses, the multiplier is 31/365 to reflect the number of days since the commencement of operations

Schedule of Investments, December 31, 2023
Impax Large Cap Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.7%
Communication Services 9.0%
a
Alphabet, Inc., A .............. 435,597 $ 60,848,545
a
Alphabet, Inc., C .............. 150,083 21,151,197
b
T-Mobile US, Inc. ............. 103,590 16,608,585
a
Walt Disney Co. (The) .......... 347,369 31,363,947
129,972,274
Consumer Discretionary 6.8%
a
Aptiv plc .................... 389,226 34,921,356
Hilton Worldwide Holdings, Inc. ... 145,686 26,527,964
Lowe's Cos., Inc. .............. 100,876 22,449,954
Tractor Supply Co. ............ 65,073 13,992,647
97,891,921
Consumer Staples 8.6%
Colgate-Palmolive Co. ......... 330,853 26,372,293
McCormick & Co., Inc. ......... 363,155 24,847,065
Procter & Gamble Co. (The) ..... 200,517 29,383,761
Sysco Corp. ................. 260,793 19,071,792
Target Corp. ................. 177,153 25,230,130
124,905,041
Financials 14.2%
Citizens Financial Group, Inc. .... 631,259 20,919,923
CME Group, Inc. .............. 146,750 30,905,550
a
Fiserv, Inc. .................. 165,861 22,032,975
JPMorgan Chase & Co. ......... 184,597 31,399,950
KeyCorp .................... 1,269,510 18,280,944
MSCI, Inc., A ................. 32,563 18,419,261
b
Visa, Inc., A .................. 124,933 32,526,306
Voya Financial, Inc. ............ 414,904 30,271,396
204,756,305
Health Care 16.1%
Abbott Laboratories ............ 311,790 34,318,725
a
Align Technology, Inc. .......... 63,994 17,534,356
a
Avantor, Inc. ................. 1,005,157 22,947,734
Baxter International, Inc. ........ 648,305 25,063,471
CVS Health Corp. ............. 381,350 30,111,396
b
Danaher Corp. ............... 113,123 26,169,875
a
IQVIA Holdings, Inc. ........... 63,555 14,705,356
Merck & Co., Inc. ............. 399,917 43,598,952
a
Vertex Pharmaceuticals, Inc. ..... 44,431 18,078,530
232,528,395
Industrials 8.0%
Ferguson plc ................. 119,334 23,039,815
Otis Worldwide Corp. .......... 201,384 18,017,827
Trane Technologies plc ......... 119,890 29,241,171
United Parcel Service, Inc., B .... 137,603 21,635,320
Xylem, Inc. .................. 202,428 23,149,666
115,083,799
c
Information Technology 27.0%
Apple, Inc. .................. 402,836 77,558,015
Applied Materials, Inc. .......... 160,983 26,090,515
b
Dell Technologies, Inc., C ....... 303,549 23,221,499
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
a
Enphase Energy, Inc. .......... 55,858 $ 7,381,076
Marvell Technology, Inc. ........ 434,907 26,229,241
Microsoft Corp. ............... 283,718 106,689,317
Oracle Corp. ................. 192,219 20,265,649
a
Palo Alto Networks, Inc. ........ 59,389 17,512,628
a
Salesforce, Inc. ............... 108,690 28,600,687
a
ServiceNow, Inc. .............. 44,910 31,728,466
TE Connectivity Ltd. ........... 175,401 24,643,840
389,920,933
Materials 4.2%
Avery Dennison Corp. .......... 102,016 20,623,555
Crown Holdings, Inc. ........... 193,465 17,816,192
PPG Industries, Inc. ........... 152,230 22,765,996
61,205,743
Real Estate 3.8%
Alexandria Real Estate Equities,
Inc., REIT ................. 135,681 17,200,281
Prologis, Inc., REIT ............ 161,614 21,543,146
Weyerhaeuser Co., REIT ....... 454,760 15,812,005
54,555,432
Utilities 1.0%
American Water Works Co., Inc. .. 109,004 14,387,438
Total Common Stocks
(Cost $971,961,390) ...............
1,425,207,281
Money Market 1.2%
d,e
JPMorgan Prime Money Market
Fund, 5.290% .............. 16,836,492 16,836,492
(Cost $16,836,492)
a
Total Investments 99.9%
(Cost $988,797,882) ..............
$1,442,043,773
Other Assets, less Liabilities 0.1% ..
1,132,698
Net Assets 100.0% ................
$1,443,176,471
a
Non-income producing security.
b
Security or partial position of this security was on loan as of December
31, 2023. The total market value of securities on loan as of  December
31, 2023 was $47,208,979.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of December 31,
2023.
e
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments, December 31, 2023
Impax Small Cap Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 95.4%
Communication Services 2.9%
a
QuinStreet , Inc. ............... 960,395 $ 12,312,264
a
TechTarget, Inc. .............. 213,387 7,438,671
19,750,935
Consumer Discretionary 5.6%
Carter's, Inc. ................. 67,826 5,079,489
Columbia Sportswear Co. ....... 75,515 6,006,463
a
Deckers Outdoor Corp. ......... 9,557 6,388,186
a
National Vision Holdings, Inc. .... 255,669 5,351,152
a
Planet Fitness, Inc., A .......... 134,271 9,801,783
a
Visteon Corp. ................ 42,500 5,308,250
37,935,323
Consumer Staples 6.7%
a
BJ's Wholesale Club Holdings, Inc. 89,955 5,996,400
a
Darling Ingredients, Inc. ........ 218,294 10,879,773
a
Freshpet , Inc. ................ 50,000 4,338,000
a
Simply Good Foods Co. (The) .... 258,620 10,241,352
a
US Foods Holding Corp. ........ 300,000 13,623,000
45,078,525
Financials 13.1%
Brightsphere Investment Group, Inc. 1,048,818 20,095,353
Eastern Bankshares , Inc. ....... 750,000 10,650,000
Independent Bank Corp. ........ 150,000 9,871,500
Victory Capital Holdings, Inc., A ... 750,000 25,830,000
Voya Financial, Inc. ............ 301,040 21,963,878
88,410,731
Health Care 20.1%
a
Axonics , Inc. ................. 244,525 15,216,791
Chemed Corp. ............... 9,000 5,262,750
a
CryoPort , Inc. ................ 637,375 9,872,939
a
Enovis Corp. ................. 210,630 11,799,493
a
Health Catalyst, Inc. ........... 1,754,475 16,246,438
a
Ligand Pharmaceuticals, Inc. ..... 205,208 14,655,955
a,b
Neurocrine Biosciences, Inc. ..... 110,000 14,493,600
a
OmniAb , Inc. ................. 848,184 5,233,295
a
Option Care Health, Inc. ........ 200,000 6,738,000
a
Pacira BioSciences , Inc. ........ 200,027 6,748,911
a
Prestige Consumer Healthcare, Inc. 170,000 10,407,400
a
Shockwave Medical, Inc. ........ 38,000 7,241,280
a
SI-BONE, Inc. ................ 475,343 9,977,450
a
UFP Technologies, Inc. ......... 12,000 2,064,480
135,958,782
Industrials 21.8%
Advanced Drainage Systems, Inc. . 54,489 7,663,333
Arcosa , Inc. ................. 155,000 12,809,200
a
AZEK Co., Inc. (The), A ......... 259,349 9,920,099
a
Casella Waste Systems, Inc., A ... 60,000 5,127,600
a
Dycom Industries, Inc. .......... 101,500 11,681,635
Enpro , Inc. .................. 70,000 10,971,800
a
Gates Industrial Corp. plc ....... 632,713 8,491,008
a
Generac Holdings, Inc. ......... 75,000 9,693,000
Herc Holdings, Inc. ............ 65,000 9,677,850
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials (continued)
a
Huron Consulting Group, Inc. .... 144,000 $ 14,803,200
John Bean Technologies Corp. ... 60,000 5,967,000
MSA Safety, Inc. .............. 35,089 5,924,076
a
Stericycle, Inc. ............... 252,906 12,534,021
Tecnoglass , Inc. .............. 100,000 4,571,000
a
Verra Mobility Corp., A .......... 318,661 7,338,763
Vertiv Holdings Co., A .......... 211,461 10,156,472
147,330,057
Information Technology 13.3%
a
8x8, Inc. .................... 3,330,000 12,587,400
A10 Networks, Inc. ............ 775,000 10,206,750
a
Ciena Corp. ................. 346,064 15,576,341
a
Extreme Networks, Inc. ......... 240,178 4,236,740
a
Mitek Systems, Inc. ............ 720,349 9,393,351
a
Onto Innovation, Inc. ........... 107,057 16,369,015
a
Sprout Social, Inc., A ........... 128,724 7,908,802
a
Workiva, Inc., A ............... 136,086 13,816,812
90,095,211
Materials 3.9%
Element Solutions, Inc. ......... 561,946 13,003,431
Graphic Packaging Holding Co. ... 543,585 13,399,370
26,402,801
Real Estate 8.0%
Agree Realty Corp., REIT ....... 120,000 7,554,000
Altus Group Ltd. .............. 122,910 3,908,854
Americold Realty Trust, Inc., REIT . 310,000 9,383,700
Healthcare Realty Trust, Inc., A,
REIT ..................... 706,352 12,170,445
Rayonier, Inc., REIT ........... 361,676 12,083,595
Terreno Realty Corp., REIT ...... 150,000 9,400,500
54,501,094
Total Common Stocks
(Cost $572,773,438) ...............
645,463,459
Money Market 4.6%
c,d
JPMorgan Prime Money Market
Fund, 5.290% .............. 31,212,924 31,212,924
(Cost $31,212,924)
Securities Purchased With Cash Collateral From
Securities Lending 0.1%
c,d
Invesco Government & Agency
Portfolio, 5.280% ............ 837,000 837,000
(Cost $837,000)
a
Total Investments 100.1%
(Cost $604,823,362) ..............
$677,513,383
Payable Upon Return Of Securities
Loaned (0.1)% ....................
(837,000)
e
Other Assets, less Liabilities 0.0% ..
350,606
Net Assets 100.0% ................
$677,026,989

Schedule of Investments
Impax Small Cap Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a
Non -income producing security.
b
Security or partial position of this security was on loan as of December
31, 2023. The total market value of securities on loan as of  December
31, 2023 was $819,330.
c
Rate shown represents annualized 7-day yield as of December 31,
2023.
d
Institutional Class shares.
e
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments, December 31, 2023
Impax US Sustainable Economy Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.7%
Communication Services 3.6%
Electronic Arts, Inc. ............ 8,888 $ 1,215,967
Iridium Communications, Inc. .... 13,892 571,795
a
Netflix, Inc. .................. 1,200 584,256
Paramount Global, B ........... 42,600 630,054
b
Sirius XM Holdings, Inc. ........ 154,000 842,380
a
Take-Two Interactive Software, Inc. 5,419 872,188
Verizon Communications, Inc. .... 133,069 5,016,701
a
Walt Disney Co. (The) .......... 9,200 830,668
10,564,009
Consumer Discretionary 6.0%
a
Aptiv plc .................... 8,994 806,942
Bath & Body Works, Inc. ........ 52,804 2,279,021
Best Buy Co., Inc. ............. 14,523 1,136,860
a
Grand Canyon Education, Inc. .... 15,361 2,028,266
Harley-Davidson, Inc. .......... 21,183 780,382
Hasbro, Inc. ................. 12,755 651,270
Hilton Worldwide Holdings, Inc. ... 3,200 582,688
Home Depot, Inc. (The) ......... 5,111 1,771,217
Lear Corp. .................. 5,176 730,903
Lowe's Cos., Inc. .............. 6,721 1,495,759
Macy's, Inc. .................. 41,000 824,920
Marriott International, Inc., A ..... 4,900 1,104,999
a
NVR, Inc. ................... 111 777,050
Tractor Supply Co. ............ 3,066 659,282
Vail Resorts, Inc. .............. 3,128 667,734
VF Corp. .................... 30,100 565,880
Whirlpool Corp. ............... 5,383 655,488
17,518,661
Consumer Staples 5.4%
Casey's General Stores, Inc. ..... 9,448 2,595,744
General Mills, Inc. ............. 40,835 2,659,992
Hershey Co. (The) ............ 4,571 852,217
J M Smucker Co. (The) ......... 6,466 817,173
Kimberly-Clark Corp. ........... 17,434 2,118,406
Kroger Co. (The) .............. 86,882 3,971,376
Procter & Gamble Co. (The) ..... 17,704 2,594,344
15,609,252
Financials 11.5%
Affiliated Managers Group, Inc. ... 5,890 891,864
Aflac, Inc. ................... 9,610 792,825
Ameriprise Financial, Inc. ....... 4,629 1,758,233
Annaly Capital Management, Inc.,
REIT ..................... 29,500 571,415
Bank of America Corp. ......... 18,500 622,895
Bank of New York Mellon Corp.
(The) ..................... 41,558 2,163,094
Blackstone, Inc. .............. 5,200 680,784
Citizens Financial Group, Inc. .... 20,400 676,056
Fifth Third Bancorp ............ 16,500 569,085
Hartford Financial Services Group,
Inc. (The) .................. 17,789 1,429,880
Invesco Ltd. ................. 37,100 661,864
JPMorgan Chase & Co. ......... 3,600 612,360
Mastercard, Inc., A ............ 15,393 6,565,268
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
MetLife, Inc. ................. 58,453 $ 3,865,497
a
PayPal Holdings, Inc. .......... 13,647 838,062
PNC Financial Services Group, Inc.
(The) ..................... 5,634 872,425
Progressive Corp. (The) ........ 27,548 4,387,845
Prudential Financial, Inc. ........ 8,039 833,725
Regions Financial Corp. ........ 41,365 801,654
S&P Global, Inc. .............. 1,400 616,728
Synovus Financial Corp. ........ 18,425 693,701
Truist Financial Corp. .......... 17,000 627,640
Visa, Inc., A .................. 6,628 1,725,600
33,258,500
Health Care 15.9%
Abbott Laboratories ............ 5,300 583,371
Agilent Technologies, Inc. ....... 17,592 2,445,816
Amgen, Inc. ................. 7,403 2,132,212
Bristol-Myers Squibb Co. ........ 69,504 3,566,250
Danaher Corp. ............... 2,500 578,350
a
Edwards Lifesciences Corp. ..... 7,800 594,750
Elevance Health, Inc. .......... 9,079 4,281,293
Eli Lilly & Co. ................ 11,552 6,733,892
a
Hologic, Inc. ................. 10,228 730,791
Humana, Inc. ................ 1,819 832,756
a
IDEXX Laboratories, Inc. ........ 1,745 968,562
a
Illumina, Inc. ................. 6,312 878,883
a
Intuitive Surgical, Inc. .......... 2,623 884,895
Johnson & Johnson ........... 33,354 5,227,906
Merck & Co., Inc. ............. 54,536 5,945,515
a
Mettler-Toledo International, Inc. .. 2,838 3,442,380
a
Waters Corp. ................ 2,292 754,595
West Pharmaceutical Services, Inc. 1,965 691,916
Zoetis, Inc., A ................ 23,856 4,708,459
45,982,592
Industrials 11.3%
Acuity Brands, Inc. ............ 3,576 732,472
Automatic Data Processing, Inc. .. 5,596 1,303,700
b
Avis Budget Group, Inc. ........ 4,224 748,746
Booz Allen Hamilton Holding Corp.,
A ........................ 4,788 612,433
Carrier Global Corp. ........... 39,090 2,245,721
a
Ceridian HCM Holding, Inc. ...... 11,900 798,728
a
Clean Harbors, Inc. ............ 3,300 575,883
Emerson Electric Co. .......... 38,170 3,715,086
Flowserve Corp. .............. 17,831 734,994
Fortune Brands Innovations, Inc. .. 8,500 647,190
a
Gates Industrial Corp. plc ....... 45,354 608,651
a
GXO Logistics, Inc. ............ 12,295 751,962
a
Hertz Global Holdings, Inc. ...... 55,809 579,856
Illinois Tool Works, Inc. ......... 3,201 838,470
Johnson Controls International plc . 29,114 1,678,131
Lennox International, Inc. ....... 3,963 1,773,522
nVent Electric plc ............. 13,672 807,878
Otis Worldwide Corp. .......... 14,524 1,299,462
Republic Services, Inc., A ....... 25,982 4,284,692
Rockwell Automation, Inc. ....... 5,757 1,787,433

Schedule of Investments
Impax US Sustainable Economy Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials (continued)
Trane Technologies plc ......... 7,984 $ 1,947,298
United Parcel Service, Inc., B .... 13,970 2,196,503
United Rentals, Inc. ............ 1,200 688,104
Verisk Analytics, Inc., A ......... 3,600 859,896
WW Grainger, Inc. ............. 741 614,059
32,830,870
c
Information Technology 32.4%
Accenture plc, A .............. 5,776 2,026,856
a
Adobe, Inc. .................. 1,416 844,786
a
Advanced Micro Devices, Inc. .... 4,700 692,827
Analog Devices, Inc. ........... 12,554 2,492,722
a
ANSYS, Inc. ................. 8,132 2,950,940
Apple, Inc. .................. 89,442 17,220,268
Applied Materials, Inc. .......... 18,111 2,935,250
a
Autodesk, Inc. ................ 12,362 3,009,900
Broadcom, Inc. ............... 2,300 2,567,375
Corning, Inc. ................. 37,500 1,141,875
a
First Solar, Inc. ............... 4,531 780,601
a
Gartner, Inc. ................. 1,905 859,365
a
Globant SA .................. 2,816 670,152
HP, Inc. ..................... 42,968 1,292,907
a
HubSpot, Inc. ................ 4,691 2,723,313
Intel Corp. ................... 52,653 2,645,813
International Business Machines
Corp. ..................... 12,176 1,991,385
Intuit, Inc. ................... 1,768 1,105,053
a
Keysight Technologies, Inc. ...... 7,947 1,264,288
Lam Research Corp. ........... 1,825 1,429,449
Microsoft Corp. ............... 45,543 17,125,990
NVIDIA Corp. ................ 21,625 10,709,132
a
Palo Alto Networks, Inc. ........ 3,000 884,640
QUALCOMM, Inc. ............. 29,786 4,307,949
a
Salesforce, Inc. ............... 7,849 2,065,386
a
ServiceNow, Inc. .............. 3,937 2,781,451
Texas Instruments, Inc. ......... 28,061 4,783,278
a
Trimble, Inc. ................. 14,295 760,494
94,063,445
Materials 4.9%
Celanese Corp., A ............. 5,905 917,460
Ecolab, Inc. .................. 21,878 4,339,501
Graphic Packaging Holding Co. ... 117,461 2,895,414
International Flavors & Fragrances,
Inc. ...................... 20,443 1,655,270
Martin Marietta Materials, Inc. .... 2,055 1,025,260
PPG Industries, Inc. ........... 10,101 1,510,604
Sherwin-Williams Co. (The) ...... 2,176 678,694
Westrock Co. ................ 28,638 1,189,050
14,211,253
Real Estate 6.3%
Alexandria Real Estate Equities,
Inc., REIT ................. 9,200 1,166,284
American Tower Corp., REIT ..... 2,800 604,464
Boston Properties, Inc., REIT .... 12,266 860,706
a
CBRE Group, Inc., A ........... 39,133 3,642,891
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Real Estate (continued)
Digital Realty Trust, Inc., REIT .... 33,600 $ 4,521,888
Equinix, Inc., REIT ............ 3,590 2,891,350
Prologis, Inc., REIT ............ 21,014 2,801,166
Welltower, Inc., REIT ........... 19,930 1,797,088
18,285,837
Utilities 1.4%
American Water Works Co., Inc. .. 25,273 3,335,783
Edison International ........... 8,300 593,367
3,929,150
Total Common Stocks
(Cost $193,340,492) ...............
286,253,569
Money Market 1.2%
d,e
JPMorgan Prime Money Market
Fund, 5.290% .............. 3,545,245 3,545,245
(Cost $3,545,245)
Securities Purchased With Cash Collateral From
Securities Lending 0.4%
d,e
Dreyfus Treasury Obligations Cash
Management Fund, 5.250% .... 151,545 151,545
d,e
Invesco Government & Agency
Portfolio, 5.280% ............ 845,550 845,550
Total Securities Purchased With Cash
Collateral From Securities Lending
997,095
a
Total Investments 100.3%
(Cost $197,882,832) ..............
$290,795,909
Payable Upon Return Of Securities
Loaned (0.3)% ....................
(997,095)
f
Other Assets, less Liabilities 0.0% ..
173,050
Net Assets 100.0% ................
$289,971,864
a
Non-income producing security.
b
Security or partial position of this security was on loan as of December
31, 2023. The total market value of securities on loan as of  December
31, 2023 was $1,602,803.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of December 31,
2023.
e
Institutional Class shares.
f
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments, December 31, 2023
Impax Global Sustainable Infrastructure Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.9%
Communication Services 15.0%
Elisa OYJ ................... 55,396 $ 2,560,535
KDDI Corp. .................. 108,200 3,431,942
Koninklijke KPN NV ........... 869,145 2,994,316
Tele2 AB, B .................. 414,100 3,559,472
Vodacom Group Ltd. ........... 260,035 1,506,831
14,053,096
Consumer Staples 2.1%
Sysco Corp. ................. 27,611 2,019,192
Energy 1.4%
Neste OYJ .................. 36,183 1,286,299
Financials 4.4%
Hannover Rueck SE ........... 9,293 2,221,993
Partners Group Holding AG ...... 1,351 1,953,480
4,175,473
Health Care 5.8%
Chemed Corp. ............... 4,704 2,750,664
CVS Health Corp. ............. 33,756 2,665,374
5,416,038
a
Industrials 27.3%
Brambles Ltd. ................ 210,876 1,954,586
Canadian Pacific Kansas City Ltd. . 39,716 3,142,391
Geberit AG .................. 1,926 1,236,336
Hubbell, Inc., B ............... 8,494 2,793,932
Otis Worldwide Corp. .......... 20,290 1,815,346
Pentair plc .................. 16,765 1,218,983
Schneider Electric SE .......... 9,457 1,903,752
Spirax-Sarco Engineering plc .... 9,438 1,262,764
Trane Technologies plc ......... 7,549 1,841,201
b
Valmont Industries, Inc. ......... 5,108 1,192,769
Voltronic Power Technology Corp. . 27,000 1,501,547
Waste Management, Inc. ........ 20,461 3,664,565
b
Watsco, Inc. ................. 4,926 2,110,643
25,638,815
Information Technology 8.3%
KLA Corp. ................... 3,220 1,871,786
Microsoft Corp. ............... 7,238 2,721,778
Nemetschek SE .............. 13,108 1,131,675
c
SolarEdge Technologies, Inc. .... 11,857 1,109,815
Xinyi Solar Holdings Ltd. ........ 1,711,389 1,000,557
7,835,611
Materials 1.4%
Sika AG .................... 3,976 1,296,479
Real Estate 7.3%
b
American Tower Corp., REIT ..... 14,317 3,090,754
Prologis, Inc., REIT ............ 11,100 1,479,630
Welltower, Inc., REIT ........... 25,488 2,298,253
6,868,637
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Utilities 24.9%
American Water Works Co., Inc. .. 17,235 $ 2,274,848
Iberdrola SA ................. 143,102 1,877,038
National Grid plc .............. 235,601 3,173,857
Northland Power, Inc. .......... 140,773 2,557,191
Orsted A/S, Reg S ............. 27,906 1,547,013
Severn Trent plc .............. 80,566 2,649,374
SSE plc .................... 146,082 3,448,411
United Utilities Group plc ........ 212,504 2,870,562
Veolia Environnement SA ....... 93,231 2,946,721
23,345,015
Total Common Stocks
(Cost $88,199,190) ................
91,934,655
Money Market 1.8%
d,e
JPMorgan Prime Money Market
Fund, 5.290% .............. 1,672,398 1,672,398
(Cost $1,672,398)
Securities Purchased With Cash Collateral From
Securities Lending 0.2%
d,e
Invesco Government & Agency
Portfolio, 5.280% ............ 175,675 175,675
(Cost $175,675)
a
Total Investments 99.9%
(Cost $90,047,263) ...............
$93,782,728
Payable Upon Return Of Securities
Loaned (0.2)% ....................
(175,675)
Other Assets, less Liabilities 0.3% ..
297,707
Net Assets 100.0% ................
$93,904,760
a
Broad industry sectors used for financial reporting.
b
Security or partial position of this security was on loan as of December
31, 2023. The total market value of securities on loan as of  December
31, 2023 was $1,367,684.
c
Non-income producing security.
d
Rate shown represents annualized 7-day yield as of December 31,
2023.
e
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments
Impax Global Sustainable Infrastructure Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
Summary Of Investment By
Country
Country Value
Percent of
Net Assets
Australia ....................
$ 1,954,586
2.1%
Canada .....................
5,699,582
6.0%
China ......................
1,000,557
1.0%
Denmark ....................
1,547,013
1.7%
Finland .....................
3,846,835
4.1%
France .....................
2,946,721
3.1%
Germany ...................
3,353,668
3.5%
Japan ......................
3,431,942
3.7%
Netherlands .................
2,994,316
3.2%
South Africa .................
1,506,831
1.6%
Spain ......................
1,877,038
2.0%
Sweden ....................
3,559,471
3.8%
Switzerland ..................
4,486,295
4.8%
Taiwan .....................
1,501,546
1.6%
United Kingdom ..............
13,404,969
14.3%
United States ................
38,823,285
41.4%
Money Market ................
1,672,398
1.8%
Other assets and liabilities (net)
297,707
0.3%
Total $93,904,760 100.0%

Schedule of Investments, December 31, 2023
Impax Global Opportunities Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.3%
Communication Services 3.0%
KDDI Corp. .................. 116,400 $ 3,692,034
Consumer Discretionary 2.2%
a
Aptiv plc .................... 30,247 2,713,761
Consumer Staples 7.9%
Haleon plc .................. 740,641 3,032,386
Jeronimo Martins SGPS SA ..... 78,732 2,003,771
Kerry Group plc, A ............. 25,824 2,241,506
Unilever plc .................. 48,044 2,328,571
9,606,234
Financials 24.0%
AIA Group Ltd. ............... 429,600 3,738,758
Hannover Rueck SE ........... 19,084 4,563,059
HDFC Bank Ltd., ADR .......... 59,270 3,977,610
Legal & General Group plc ...... 945,802 3,022,490
Marsh & McLennan Cos., Inc. .... 14,765 2,797,525
Mastercard, Inc., A ............ 12,570 5,361,231
MSCI, Inc., A ................. 5,677 3,211,195
Visa, Inc., A .................. 9,986 2,599,855
29,271,723
Health Care 17.9%
Alcon, Inc. ................... 56,595 4,427,768
Becton Dickinson & Co. ......... 9,892 2,411,967
a
Boston Scientific Corp. ......... 49,221 2,845,466
Cooper Cos., Inc. (The) ......... 4,337 1,641,294
Danaher Corp. ............... 14,346 3,318,804
a
IQVIA Holdings, Inc. ........... 13,172 3,047,737
Thermo Fisher Scientific, Inc. .... 7,785 4,132,200
21,825,236
Industrials 16.1%
Ashtead Group plc ............ 28,311 1,967,818
Cintas Corp. ................. 8,426 5,078,013
Schneider Electric SE .......... 23,165 4,663,257
United Rentals, Inc. ............ 4,184 2,399,189
a
Vestas Wind Systems A/S ....... 38,569 1,220,389
Wolters Kluwer NV ............ 30,763 4,376,637
19,705,303
Information Technology 18.3%
Analog Devices, Inc. ........... 16,241 3,224,813
Applied Materials, Inc. .......... 15,973 2,588,744
ASML Holding NV ............. 2,644 1,995,922
a
Cadence Design Systems, Inc. ... 10,041 2,734,867
Keyence Corp. ............... 6,750 2,965,656
Microsoft Corp. ............... 15,789 5,937,296
TE Connectivity Ltd. ........... 20,238 2,843,439
22,290,737
Materials 7.9%
Croda International plc ......... 31,224 2,008,451
DSM- Firmenich AG ............ 18,946 1,926,684
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Materials (continued)
Linde plc .................... 14,027 $ 5,761,029
9,696,164
Total Common Stocks
(Cost $93,162,408) ................
118,801,192
Preferred Stocks 0.9%
Health Care 0.9%
Sartorius AG, 0.430% .......... 3,168 1,163,356
(Cost $1,176,056)
Total Long Term Investments
(Cost $94,338,464) ................
119,964,548
a
Money Market 1.8%
b,c
JPMorgan Prime Money Market
Fund, 5.290% .............. 2,222,614 2,222,614
(Cost $2,222,614)
a
Total Investments 100.0%
(Cost $96,561,078) ...............
$122,187,162
d
Other Assets, less Liabilities (0.0)%
(55,482)
Net Assets 100.0% ................
$122,131,680
a
Non -income producing security.
b
Rate shown represents annualized 7-day yield as of December 31,
2023.
c
Institutional Class shares.
d
Rounds to less than 0.05%.

Schedule of Investments
Impax Global Opportunities Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
*Rounds to less than 0.05%.
Summary Of Investment By
Country
Country Value
Percent of
Net Assets
Denmark ....................
$ 1,220,390
1.0%
Germany ...................
5,726,414
4.6%
Hong Kong ..................
3,738,758
3.1%
India ......................
3,977,610
3.3%
Ireland .....................
2,241,506
1.8%
Japan ......................
6,657,690
5.4%
Netherlands .................
6,372,559
5.2%
Portugal ....................
2,003,771
1.7%
Switzerland ..................
6,354,452
5.2%
United Kingdom ..............
9,327,330
7.6%
United States ................
72,344,068
59.3%
Money Market ................
2,222,614
1.8%
Other assets and liabilities (net)
(55,482)
0.0%
*
Total $122,131,680 100.0%

Schedule of Investments, December 31, 2023
Impax Global Environmental Markets Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a a
Shares/
Principal a Value
a
Common Stocks 98.1%
CIRCULAR ECONOMY 13.4%
General Waste Management 7.2%
Republic Services, Inc., A ....... 534,032 $ 88,067,217
Waste Management, Inc. ........ 490,013 87,761,328
175,828,545
Recycled, Recyclable Products & Biomaterials 1.9%
Croda International plc ......... 722,869 46,497,798
Resource Circularity & Efficiency 4.3%
STERIS plc .................. 174,652 38,397,242
United Rentals, Inc. ............ 115,582 66,277,031
104,674,273
CLEAN AND EFFICIENT TRANSPORT 6.3%
Advanced Road Vehicles & Devices 5.1%
a
Aptiv plc .................... 698,184 62,641,068
TE Connectivity Ltd. ........... 430,508 60,486,374
123,127,442
E-Bikes & Bicycles 1.2%
Shimano, Inc. ................ 197,500 30,423,728
NEW ENERGY 21.9%
Buildings Energy Efficiency 4.1%
Carrier Global Corp. ........... 622,580 35,767,221
Sika AG .................... 47,725 15,561,987
Trane Technologies plc ......... 199,316 48,613,172
99,942,380
Industrial Energy Efficiency 11.0%
Air Liquide SA ................ 439,147 85,499,910
Cognex Corp. ................ 839,156 35,026,371
Delta Electronics, Inc. .......... 3,280,475 33,455,699
Keyence Corp. ............... 57,300 25,175,126
Siemens AG ................. 262,085 49,169,587
Spirax-Sarco Engineering plc .... 319,920 42,803,918
271,130,611
Smart & Efficient Grids 5.2%
Hubbell, Inc., B ............... 123,278 40,549,833
Schneider Electric SE .......... 420,780 84,705,603
125,255,436
Wind Power Generation Equipment 1.6%
a
Vestas Wind Systems A/S ....... 1,247,136 39,461,532
SMART ENVIRONMENT 25.4%
Cloud Computing 3.8%
Microsoft Corp. ............... 249,604 93,861,088
Efficient IT 12.7%
a
ANSYS, Inc. ................. 153,953 55,866,465
Applied Materials, Inc. .......... 235,036 38,092,284
ASML Holding NV ............. 57,090 43,096,520
a
Autodesk, Inc. ................ 236,687 57,628,551
MediaTek, Inc. ............... 1,411,000 46,591,082
Texas Instruments, Inc. ......... 408,956 69,710,640
310,985,542
a a
Shares/
Principal a Value
a
Common Stocks
(continued)
Environmental Testing & Monitoring 8.9%
Agilent Technologies, Inc. ....... 633,135 $ 88,024,759
Halma plc ................... 931,017 27,070,167
Veralto Corp. ................. 454,049 37,350,071
a
Waters Corp. ................ 199,553 65,698,834
218,143,831
SUSTAINABLE FOOD 15.4%
Food Safety & Packaging 6.8%
Crown Holdings, Inc. ........... 524,002 48,255,344
Eurofins Scientific SE .......... 929,823 60,654,589
a
Mettler-Toledo International, Inc. .. 46,955 56,954,537
165,864,470
Sustainable Agriculture 4.5%
DSM- Firmenich AG ............ 349,275 35,518,973
International Flavors & Fragrances,
Inc. ...................... 303,198 24,549,942
Kerry Group plc, A ............. 562,586 48,832,094
108,901,009
Technology & Logistics 4.1%
GEA Group AG ............... 1,312,211 54,554,104
Kubota Corp. ................ 3,179,000 47,710,423
102,264,527
WATER 15.7%
Water Distribution & Infrastructure 4.4%
Ferguson plc ................. 254,682 48,778,656
IDEX Corp. .................. 275,130 59,733,474
108,512,130
Water Treatment 6.5%
Linde plc .................... 231,201 94,956,563
Pentair plc .................. 855,693 62,217,438
157,174,001
Water Utilities 4.8%
American Water Works Co., Inc. .. 393,644 51,957,072
Veolia Environnement SA ....... 2,081,351 65,784,559
117,741,631
Total Common Stocks
(Cost $1,808,744,628) .............
2,399,789,974
a a a a
Money Market Funds 1.8%
b,c
JPMorgan Prime Money Market
Fund, 5.290%
(Cost $43,429,915) .......... 43,429,915 43,429,915
a
Total Investments 99.9%
(Cost $1,852,174,543) .............
$2,443,219,889
Other Assets, less Liabilities 0.1% ..
3,205,588
Net Assets 100.0% ................
$2,446,425,477
a
Non-income producing security.

Schedule of Investments
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
b
Institutional Class shares.
c
Rate shown represents annualized 7-day yield as of December 31,
2023.
Summary Of Investment By
Country
Country Value
Percent of
Net Assets
Denmark ....................
$ 39,461,532
1.6%
France .....................
151,284,469
6.2%
Germany ...................
103,723,691
4.2%
Ireland .....................
48,832,094
2.0%
Japan ......................
103,309,277
4.1%
Luxembourg .................
60,654,589
2.5%
Netherlands .................
43,096,521
1.8%
Switzerland ..................
51,080,960
2.1%
Taiwan .....................
80,046,781
3.3%
United Kingdom ..............
116,371,882
4.7%
United States ................
1,601,928,178
65.6%
Money Market ................
43,429,915
1.8%
Other assets and liabilities (net)
3,205,588
0.1%
Total $2,446,425,477 100.0%

Schedule of Investments, December 31, 2023
Impax Global Social Leaders Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 95.5%
Communication Services 3.5%
T-Mobile US, Inc. ............. 165 $ 26,454
Vodacom Group Ltd. ........... 4,932 28,580
55,034
Consumer Discretionary 14.7%
a
Bright Horizons Family Solutions,
Inc. ...................... 256 24,125
a
Duolingo, Inc., A .............. 133 30,171
eBay, Inc. ................... 1,014 44,231
Home Depot, Inc. (The) ......... 96 33,269
a
MercadoLibre , Inc. ............ 30 47,146
a
Mobileye Global, Inc., A ......... 797 34,526
a
Planet Fitness, Inc., A .......... 268 19,564
233,032
Consumer Staples 11.7%
Colgate-Palmolive Co. ......... 298 23,754
Danone SA .................. 475 30,817
Haleon plc .................. 8,437 34,543
Jeronimo Martins SGPS SA ..... 803 20,437
Kerry Group plc, A ............. 437 37,931
Wal-Mart de Mexico SAB de CV .. 9,100 38,354
185,836
Financials 15.9%
a
Adyen NV, Reg S ............. 25 32,274
AIA Group Ltd. ............... 6,000 52,217
Bank Rakyat Indonesia Persero
Tbk . PT ................... 70,500 26,203
HDFC Bank Ltd., ADR .......... 743 49,863
Legal & General Group plc ...... 13,965 44,628
Voya Financial, Inc. ............ 637 46,475
251,660
Health Care 17.3%
Abbott Laboratories ............ 412 45,349
Alcon, Inc. ................... 512 40,057
a
Align Technology, Inc. .......... 69 18,906
Danaher Corp. ............... 188 43,492
Eli Lilly & Co. ................ 32 18,653
a
Intuitive Surgical, Inc. .......... 98 33,061
a
IQVIA Holdings, Inc. ........... 178 41,186
Thermo Fisher Scientific, Inc. .... 62 32,909
273,613
Industrials 7.3%
Experian plc ................. 899 36,675
Recruit Holdings Co. Ltd. ....... 900 37,630
Wolters Kluwer NV ............ 293 41,685
115,990
Information Technology 12.7%
Halma plc ................... 1,701 49,458
Intuit, Inc. ................... 103 64,378
NVIDIA Corp. ................ 81 40,113
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Information Technology (continued)
a
Palo Alto Networks, Inc. ........ 158 $ 46,591
200,540
Materials 1.3%
Symrise AG, A ................ 182 20,001
Real Estate 6.1%
American Tower Corp., REIT ..... 218 47,062
UNITE Group plc (The), REIT .... 1,878 24,946
Welltower, Inc., REIT ........... 280 25,248
97,256
Utilities 5.0%
Iberdrola SA ................. 3,277 42,984
Severn Trent plc .............. 1,081 35,548
78,532
Total Common Stocks
(Cost $1,443,341) .................
1,511,494
Money Market 4.0%
b,c
JPMorgan Prime Money Market
Fund, 5.290% .............. 63,182 63,182
(Cost $63,182)
a
Total Investments 99.5%
(Cost $1,506,523) ................
$1,574,676
Other Assets, less Liabilities 0.5% ..
8,142
Net Assets 100.0% ................
$1,582,818
a
Non -income producing security.
b
Rate shown represents annualized 7-day yield as of December 31,
2023.
c
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments
Impax Global Social Leaders Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
Summary Of Investment By
Country
Country Value
Percent of
Net Assets
Brazil ......................
$ 47,146
3.0%
France .....................
30,817
1.9%
Germany ...................
20,001
1.3%
Hong Kong ..................
52,217
3.3%
India ......................
49,863
3.2%
Indonesia ...................
26,203
1.7%
Ireland .....................
37,931
2.4%
Israel ......................
34,526
2.2%
Japan ......................
37,630
2.4%
Mexico .....................
38,354
2.4%
Netherlands .................
73,958
4.6%
Portugal ....................
20,437
1.3%
South Africa .................
28,580
1.8%
Spain ......................
42,984
2.7%
Switzerland ..................
40,057
2.5%
United Kingdom ..............
154,581
9.8%
United States ................
776,209
49.0%
Money Market ................
63,182
4.0%
Other assets and liabilities (net)
8,142
0.5%
Total $1,582,818 100.0%

Schedule of Investments, December 31, 2023
Impax Ellevate Global Women’s Leadership Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.9%
Communication Services 5.3%
a
Adevinta ASA ................ 6,002 $ 66,309
Auto Trader Group plc, Reg S .... 1,352,277 12,422,895
BCE, Inc. ................... 1,512 59,531
BT Group plc ................ 134,040 211,191
Deutsche Telekom AG .......... 70,080 1,684,955
Interpublic Group of Cos., Inc. (The) 8,247 269,182
Koninklijke KPN NV ........... 69,406 239,113
a
Match Group, Inc. ............. 5,586 203,889
a
Netflix, Inc. .................. 9,773 4,758,278
News Corp., A ................ 7,675 188,421
Omnicom Group, Inc. .......... 3,958 342,407
Orange SA .................. 42,342 482,599
Paramount Global, B ........... 9,172 135,654
a
Pinterest, Inc., A .............. 11,540 427,442
Publicis Groupe SA ............ 4,550 422,749
REA Group Ltd. ............... 1,004 123,803
SEEK Ltd. ................... 7,100 129,170
Singapore Telecommunications Ltd. 168,481 315,397
a,b
Snap, Inc., A ................. 17,648 298,781
Spark New Zealand Ltd. ........ 50,543 165,505
Tele2 AB, B .................. 10,744 92,352
Telenor ASA ................. 938,043 10,765,442
Telia Co. AB ................. 46,702 119,157
Telstra Group Ltd. ............. 83,467 225,551
TELUS Corp. ................ 10,246 182,333
Verizon Communications, Inc. .... 91,692 3,456,788
Vivendi SE .................. 13,016 139,336
Vodafone Group plc ........... 536,895 468,892
a
Walt Disney Co. (The) .......... 60,012 5,418,483
WPP plc .................... 22,055 210,667
44,026,272
Consumer Discretionary 14.1%
Accor SA ................... 3,680 140,856
a
Amazon.com, Inc. ............. 164,906 25,055,818
Aristocrat Leisure Ltd. .......... 12,242 340,126
Barratt Developments plc ....... 21,195 151,831
Bath & Body Works, Inc. ........ 289,821 12,508,674
Best Buy Co., Inc. ............. 139,849 10,947,380
Burberry Group plc ............ 7,676 138,452
a
Burlington Stores, Inc. .......... 1,302 253,213
Cie Generale des Etablissements
Michelin SCA ............... 13,764 494,493
Compass Group plc ........... 35,146 961,712
Domino's Pizza, Inc. ........... 836 344,624
eBay, Inc. ................... 11,199 488,500
a
Electrolux AB, B .............. 11,820 126,975
a
Etsy, Inc. .................... 2,463 199,626
a
Expedia Group, Inc. ........... 2,827 429,110
General Motors Co. ............ 27,760 997,139
H & M Hennes & Mauritz AB, B ... 42,147 739,260
Hasbro, Inc. ................. 2,770 141,436
Hermes International SCA ....... 634 1,347,577
Hilton Worldwide Holdings, Inc. ... 5,332 970,904
Industria de Diseno Textil SA ..... 22,823 995,860
InterContinental Hotels Group plc . 3,084 278,102
Kering SA ................... 1,574 697,122
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Consumer Discretionary (continued)
Kingfisher plc ................ 36,257 $ 112,338
La Francaise des Jeux SAEM, Reg
S ........................ 2,217 80,532
a
Lululemon Athletica, Inc. ........ 25,481 13,028,181
LVMH Moet Hennessy Louis Vuitton
SE ....................... 5,508 4,475,455
Marriott International, Inc., A ..... 5,260 1,186,183
McDonald's Corp. ............. 15,296 4,535,417
Mercedes-Benz Group AG ...... 15,777 1,088,579
Moncler SpA ................. 3,982 245,169
Next plc .................... 2,758 285,108
Pearson plc ................. 125,072 1,536,251
Renault SA .................. 3,742 153,048
a,b
Rivian Automotive, Inc., A ....... 10,173 238,659
Ross Stores, Inc. ............. 7,083 980,216
SEB SA .................... 497 62,237
Starbucks Corp. .............. 138,636 13,310,442
Taylor Wimpey plc ............. 67,507 126,368
TJX Cos., Inc. (The) ........... 24,134 2,264,011
Tractor Supply Co. ............ 2,205 474,141
a
Ulta Beauty, Inc. .............. 24,665 12,085,603
Vail Resorts, Inc. .............. 858 183,157
VF Corp. .................... 5,900 110,920
Wesfarmers Ltd. .............. 22,998 894,368
Whirlpool Corp. ............... 1,098 133,703
Yum! Brands, Inc. ............. 5,823 760,833
a
Zalando SE, Reg S ............ 4,543 107,553
117,207,262
Consumer Staples 10.4%
Alimentation Couche-Tard, Inc. ... 17,062 1,004,753
Beiersdorf AG ................ 2,072 310,292
Carrefour SA ................. 13,558 248,310
Clorox Co. (The) .............. 76,765 10,945,921
Coca-Cola Co. (The) ........... 239,063 14,087,983
Coles Group Ltd. .............. 26,800 294,400
Colgate-Palmolive Co. ......... 17,183 1,369,657
Conagra Brands, Inc. .......... 49,771 1,426,437
Danone SA .................. 13,912 902,591
Diageo plc .................. 308,405 11,193,614
Dollar General Corp. ........... 4,775 649,161
Empire Co. Ltd., A ............. 3,301 87,318
Essity AB, B ................. 13,085 324,275
Estee Lauder Cos., Inc. (The), A .. 44,446 6,500,227
General Mills, Inc. ............. 12,188 793,926
Heineken Holding NV .......... 2,601 220,237
Heineken NV ................ 5,669 575,967
Henkel AG & Co. KGaA ......... 2,196 157,560
Hershey Co. (The) ............ 3,322 619,354
J M Smucker Co. (The) ......... 2,066 261,101
J Sainsbury plc ............... 34,113 131,520
Jeronimo Martins SGPS SA ..... 5,938 151,125
Kellanova ................... 5,472 305,940
Kimberly-Clark Corp. ........... 7,469 907,558
Kroger Co. (The) .............. 14,619 668,234
Loblaw Cos. Ltd. .............. 3,385 327,707
L'Oreal SA .................. 4,946 2,465,585

Schedule of Investments
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Consumer Staples (continued)
McCormick & Co., Inc. ......... 5,241 $ 358,589
Metro, Inc., A ................. 5,042 260,995
Mondelez International, Inc., A .... 29,134 2,110,176
Mowi ASA ................... 9,585 171,646
Orkla ASA ................... 15,806 122,745
Pernod Ricard SA ............. 4,225 746,650
Procter & Gamble Co. (The) ..... 53,452 7,832,856
Remy Cointreau SA ........... 464 59,185
Saputo, Inc. ................. 5,326 107,842
Shiseido Co. Ltd. ............. 8,500 256,210
Target Corp. ................. 9,670 1,377,201
Tesco plc ................... 153,527 568,776
Treasury Wine Estates Ltd. ...... 16,877 124,173
Unilever plc .................. 53,479 2,588,973
Walgreens Boots Alliance, Inc. ... 478,441 12,492,095
Woolworths Group Ltd. ......... 24,323 617,073
86,725,938
Financials 18.6%
ABN AMRO Bank NV, CVA, Reg S 7,761 116,714
abrdn plc ................... 36,675 83,383
Admiral Group plc ............. 354,630 12,124,274
Aegon Ltd. .................. 34,026 197,829
Aflac, Inc. ................... 12,557 1,035,952
Allianz SE ................... 8,226 2,198,327
Ally Financial, Inc. ............. 4,820 168,314
American Express Co. ......... 12,777 2,393,643
Amundi SA, Reg S ............ 1,180 80,487
Annaly Capital Management, Inc.,
REIT ..................... 10,070 195,056
ANZ Group Holdings Ltd. ....... 60,117 1,062,149
Aon plc, A ................... 4,644 1,351,497
Assicurazioni Generali SpA ...... 21,429 452,742
ASX Ltd. .................... 3,800 163,259
Aviva plc .................... 56,310 311,588
AXA SA ..................... 38,217 1,248,032
Banco Bilbao Vizcaya Argentaria SA 130,120 1,185,948
Banco Santander SA ........... 343,933 1,438,563
Bank Hapoalim BM ............ 26,996 242,521
Bank Leumi Le-Israel BM ....... 32,611 262,448
Bank of America Corp. ......... 142,515 4,798,480
Bank of Montreal .............. 13,529 1,338,657
Bank of New York Mellon Corp.
(The) ..................... 15,491 806,307
Bank of Nova Scotia (The) ...... 24,509 1,193,035
a
Block, Inc., A ................. 9,886 764,682
BNP Paribas SA .............. 20,409 1,417,317
Canadian Imperial Bank of
Commerce ................. 25,224 1,214,514
Citigroup, Inc. ................ 262,561 13,506,138
CME Group, Inc. .............. 8,123 1,710,704
Commerzbank AG ............. 24,369 289,645
Commonwealth Bank of Australia . 33,412 2,546,563
Credit Agricole SA ............. 23,878 339,465
Danske Bank A/S ............. 14,445 386,134
Discover Financial Services ..... 4,831 543,004
DNB Bank ASA ............... 537,504 11,428,006
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
Eurazeo SE ................. 858 $ 68,223
FactSet Research Systems, Inc. .. 818 390,227
Fifth Third Bancorp ............ 11,994 413,673
FinecoBank Banca Fineco SpA ... 11,653 175,310
First Horizon Corp. ............ 10,470 148,255
Gjensidige Forsikring ASA ....... 4,060 74,922
Goldman Sachs Group, Inc. (The) . 6,429 2,480,115
Groupe Bruxelles Lambert NV .... 2,010 158,293
Hang Seng Bank Ltd. .......... 888,700 10,375,973
Hargreaves Lansdown plc ....... 7,514 70,225
Hartford Financial Services Group,
Inc. (The) .................. 6,487 521,425
Hong Kong Exchanges & Clearing
Ltd. ...................... 27,300 936,397
Huntington Bancshares, Inc. ..... 26,888 342,015
IGM Financial, Inc. ............ 1,814 47,929
Industrivarden AB, A ........... 2,564 83,827
Industrivarden AB, C ........... 2,987 97,466
Insurance Australia Group Ltd. ... 53,885 208,285
Intact Financial Corp. .......... 3,948 607,403
Intercontinental Exchange, Inc. ... 11,297 1,450,874
Investor AB, A ................ 5,543 127,421
Investor AB, B ................ 33,909 786,340
JPMorgan Chase & Co. ......... 67,220 11,434,122
KeyCorp .................... 17,197 247,637
a
Kinnevik AB, B ............... 198,131 2,129,613
Legal & General Group plc ...... 117,802 376,459
Lloyds Banking Group plc ....... 1,261,452 765,117
London Stock Exchange Group plc 8,709 1,029,504
M&G plc .................... 46,062 130,361
Macquarie Group Ltd. .......... 7,367 922,214
Manulife Financial Corp. ........ 36,802 813,224
Medibank Pvt. Ltd. ............ 55,800 135,469
Mediobanca Banca di Credito
Finanziario SpA ............. 11,358 140,746
MetLife, Inc. ................. 13,297 879,331
Moody's Corp. ................ 3,312 1,293,535
Nasdaq, Inc. ................. 7,499 435,992
National Australia Bank Ltd. ..... 61,823 1,292,156
National Bank of Canada ....... 6,465 492,785
NatWest Group plc ............ 115,727 322,346
NN Group NV ................ 5,211 205,943
Nordea Bank Abp ............. 62,871 780,506
Onex Corp. .................. 1,465 102,303
a
PayPal Holdings, Inc. .......... 21,183 1,300,848
PNC Financial Services Group, Inc.
(The) ..................... 7,535 1,166,795
Principal Financial Group, Inc. .... 6,537 514,266
Progressive Corp. (The) ........ 28,272 4,503,164
Prudential Financial, Inc. ........ 7,357 762,994
QBE Insurance Group Ltd. ...... 33,858 343,069
Royal Bank of Canada ......... 27,134 2,744,014
S&P Global, Inc. .............. 6,690 2,947,079
Schroders plc ................ 15,657 85,609
Skandinaviska Enskilda Banken AB,
A ........................ 30,901 426,455
Societe Generale SA ........... 14,598 388,385

Schedule of Investments
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
Standard Chartered plc ......... 51,077 $ 433,447
State Street Corp. ............. 6,736 521,771
Sun Life Financial, Inc. ......... 12,498 648,174
Suncorp Group Ltd. ............ 27,056 256,203
Svenska Handelsbanken AB, A ... 28,060 304,940
Swedbank AB, A .............. 16,680 337,231
T Rowe Price Group, Inc. ....... 4,526 487,405
Toronto-Dominion Bank (The) .... 38,230 2,470,286
Travelers Cos., Inc. (The) ....... 4,856 925,019
Tryg A/S .................... 7,239 157,537
UBS Group AG ............... 66,909 2,078,300
UniCredit SpA ................ 41,316 1,125,022
US Bancorp ................. 27,598 1,194,441
b
Visa, Inc., A .................. 34,235 8,913,082
Wendel SE .................. 49,846 4,447,695
Westpac Banking Corp. ......... 72,333 1,128,574
Willis Towers Watson plc ........ 2,426 585,151
a
Worldline SA, Reg S ........... 4,694 81,629
Zurich Insurance Group AG ...... 3,141 1,642,200
155,010,123
Health Care 15.0%
Abbott Laboratories ............ 35,933 3,955,145
AbbVie, Inc. ................. 34,750 5,385,208
Alcon, Inc. ................... 10,574 827,268
a
Alnylam Pharmaceuticals, Inc. .... 2,466 472,017
AstraZeneca plc .............. 32,641 4,402,942
Baxter International, Inc. ........ 10,070 389,306
a
Biogen, Inc. ................. 2,941 761,043
Bristol-Myers Squibb Co. ........ 110,867 5,688,586
Cardinal Health, Inc. ........... 121,621 12,259,397
Cencora, Inc. ................ 3,740 768,121
a
Charles River Laboratories
International, Inc. ............ 1,062 251,057
Cigna Group (The) ............ 5,701 1,707,164
CSL Ltd. .................... 9,514 1,854,746
CVS Health Corp. ............. 24,958 1,970,684
Dentsply Sirona, Inc. ........... 4,187 149,015
Elevance Health, Inc. .......... 16,358 7,713,778
Eli Lilly & Co. ................ 17,775 10,361,403
a
Exact Sciences Corp. .......... 3,744 276,981
Fresenius Medical Care AG ...... 4,248 177,602
a
Genmab A/S ................. 1,446 461,062
Gilead Sciences, Inc. .......... 155,362 12,585,876
GSK plc .................... 86,764 1,602,462
a
Hologic, Inc. ................. 5,279 377,185
a
Illumina, Inc. ................. 2,695 375,252
a
Insulet Corp. ................. 1,384 300,300
Ipsen SA .................... 793 94,596
a
Jazz Pharmaceuticals plc ....... 1,379 169,617
Johnson & Johnson ........... 51,025 7,997,659
a
Koninklijke Philips NV .......... 18,345 429,314
Lonza Group AG .............. 1,565 659,783
McKesson Corp. .............. 3,180 1,472,276
Merck & Co., Inc. ............. 52,622 5,736,850
Merck KGaA ................. 3,144 500,571
Novartis AG ................. 43,594 4,403,451
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Health Care (continued)
Novo Nordisk A/S, B ........... 72,616 $ 7,525,282
Orion OYJ, B ................ 2,284 98,969
Pfizer, Inc. ................... 137,298 3,952,809
Quest Diagnostics, Inc. ......... 2,471 340,701
Ramsay Health Care Ltd. ....... 3,668 131,579
Sanofi SA ................... 23,519 2,337,148
Smith & Nephew plc ........... 18,131 249,067
Stryker Corp. ................ 7,429 2,224,688
UCB SA .................... 2,511 218,888
a
Vertex Pharmaceuticals, Inc. ..... 4,760 1,936,796
a
Waters Corp. ................ 1,107 364,458
Zimmer Biomet Holdings, Inc. .... 4,390 534,263
Zoetis, Inc., A ................ 44,465 8,776,057
125,228,422
Industrials 5.4%
Adecco Group AG ............. 3,401 167,035
Aena SME SA, Reg S .......... 1,534 278,438
Aeroports de Paris SA .......... 610 79,151
a
Air Canada .................. 3,610 50,919
Alstom SA ................... 5,740 77,405
AP Moller - Maersk A/S, A ....... 59 104,801
AP Moller - Maersk A/S, B ....... 95 171,002
Assa Abloy AB, B ............. 19,585 564,424
Auckland International Airport Ltd. . 24,752 137,693
Booz Allen Hamilton Holding Corp.,
A ........................ 4,221 539,908
Brambles Ltd. ................ 29,457 273,034
Bunzl plc .................... 6,904 280,548
Bureau Veritas SA ............. 6,246 158,022
a
CAE, Inc. ................... 6,553 141,441
Canadian National Railway Co. ... 11,637 1,462,694
a
Ceridian HCM Holding, Inc. ...... 3,152 211,562
Cie de Saint-Gobain SA ........ 13,595 1,002,595
Cummins, Inc. ................ 2,847 682,056
Emerson Electric Co. .......... 11,337 1,103,430
Epiroc AB, A ................. 13,199 265,681
Epiroc AB, B ................. 7,629 133,796
Equifax, Inc. ................. 2,348 580,637
Experian plc ................. 17,688 721,588
Getlink SE .................. 642,328 11,764,159
Legrand SA .................. 5,597 582,851
Otis Worldwide Corp. .......... 8,396 751,190
a
Qantas Airways Ltd. ........... 17,354 63,568
Randstad NV ................ 2,298 144,223
RB Global, Inc. ............... 3,855 257,970
RELX plc ................... 40,330 1,600,045
Republic Services, Inc., A ....... 4,772 786,951
Schneider Electric SE .......... 66,913 13,469,999
Skanska AB, B ............... 6,583 119,268
Smiths Group plc ............. 7,216 161,966
Teleperformance SE ........... 1,317 192,818
Transurban Group ............. 60,826 568,381
United Parcel Service, Inc., B .... 14,426 2,268,200
Verisk Analytics, Inc., A ......... 3,214 767,696
a
Vestas Wind Systems A/S ....... 20,987 664,065
Wartsila OYJ Abp ............. 9,764 141,904

Schedule of Investments
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials (continued)
Wolters Kluwer NV ............ 5,327 $ 757,870
WSP Global, Inc. .............. 2,732 382,960
WW Grainger, Inc. ............. 962 797,200
45,431,144
Information Technology 20.6%
Accenture plc, A .............. 27,629 9,695,292
a
Adobe, Inc. .................. 10,156 6,059,070
a
ANSYS, Inc. ................. 1,912 693,827
Apple, Inc. .................. 180,130 34,680,429
a
Arista Networks, Inc. ........... 5,235 1,232,895
a
Autodesk, Inc. ................ 51,490 12,536,785
Broadcom, Inc. ............... 9,225 10,297,406
Capgemini SE ................ 3,362 702,630
CDW Corp. .................. 2,801 636,723
Cisco Systems, Inc. ........... 110,896 5,602,466
Dassault Systemes SE ......... 13,807 675,816
a
DocuSign, Inc., A ............. 2,937 174,605
a
Dropbox, Inc., A .............. 5,367 158,219
a
F5, Inc. ..................... 1,328 237,685
Gen Digital, Inc. .............. 11,718 267,405
Halma plc ................... 417,853 12,149,456
Hexagon AB, B ............... 37,157 446,304
HP, Inc. ..................... 24,192 727,937
a,b
HubSpot, Inc. ................ 888 515,520
Intel Corp. ................... 85,872 4,315,068
Intuit, Inc. ................... 23,031 14,395,066
Lam Research Corp. ........... 2,642 2,069,373
Microsoft Corp. ............... 88,422 33,250,209
Nokia OYJ .................. 121,519 413,886
a,b
Okta, Inc., A ................. 2,657 240,538
a
Palo Alto Networks, Inc. ........ 6,346 1,871,309
Sage Group plc (The) .......... 21,001 313,520
a
Salesforce, Inc. ............... 20,588 5,417,526
SAP SE .................... 22,810 3,510,952
a
ServiceNow, Inc. .............. 4,292 3,032,255
Texas Instruments, Inc. ......... 17,498 2,982,709
a
Trimble, Inc. ................. 4,746 252,487
a
Twilio, Inc., A ................. 3,112 236,107
WiseTech Global Ltd. .......... 3,178 162,887
a
Workday, Inc., A .............. 4,432 1,223,498
a
Xero Ltd. .................... 2,812 214,523
171,392,383
Materials 5.1%
Air Liquide SA ................ 10,988 2,139,313
Akzo Nobel NV ............... 3,426 283,696
Arkema SA .................. 1,195 136,132
BASF SE ................... 16,825 905,977
BlueScope Steel Ltd. ........... 11,573 184,502
Celanese Corp., A ............. 79,233 12,310,431
Chr Hansen Holding A/S ........ 2,259 189,456
a
Covestro AG, Reg S ........... 3,786 220,617
Croda International plc ......... 2,622 168,657
Dow, Inc. ................... 14,385 788,873
DSM BV .................... 99,510 10,262,567
Ecolab, Inc. .................. 5,373 1,065,735
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Materials (continued)
Evonik Industries AG ........... 4,223 $ 86,272
Fortescue Ltd. ................ 31,856 628,116
Johnson Matthey plc ........... 3,749 81,083
Mondi plc ................... 9,432 184,534
Newmont Corp. ............... 17,398 720,103
Newmont Corp., CDI ........... 6,777 280,509
Norsk Hydro ASA ............. 25,381 170,601
Novozymes A/S, B ............ 4,328 237,925
Nutrien Ltd. .................. 10,314 581,065
Orica Ltd. ................... 9,190 99,898
Smurfit Kappa Group plc ........ 5,281 209,342
Solvay SA ................... 4,418 135,407
Stora Enso OYJ, R ............ 11,706 162,193
Yara International ASA ......... 286,311 10,171,666
42,404,670
Real Estate 0.8%
Azrieli Group Ltd. ............. 849 54,914
British Land Co. plc (The), REIT .. 36,542 185,771
Canadian Apartment Properties,
REIT ..................... 1,762 64,892
CapitaLand Integrated Commercial
Trust, REIT ................ 102,200 159,309
City Developments Ltd. ......... 10,000 50,350
Covivio SA, REIT ............. 1,072 57,683
Dexus, REIT ................. 20,616 107,742
Essex Property Trust, Inc., REIT .. 1,281 317,611
Gecina SA, REIT .............. 1,527 185,896
GPT Group (The), REIT ........ 36,173 114,161
Klepierre SA, REIT ............ 4,327 118,130
Land Securities Group plc, REIT .. 13,073 117,323
Lendlease Corp. Ltd. ........... 12,758 64,943
Mapletree Logistics Trust, REIT ... 70,505 92,834
Mirvac Group, REIT ........... 87,006 123,777
Realty Income Corp., REIT ...... 13,879 796,932
RioCan Real Estate Investment
Trust, REIT ................ 3,036 42,663
Scentre Group, REIT ........... 97,415 198,377
Stockland, REIT .............. 59,171 179,444
Swire Properties Ltd. ........... 24,800 50,202
a
Unibail-Rodamco-Westfield, REIT . 2,204 163,015
Ventas, Inc., REIT ............. 7,952 396,328
VICI Properties, Inc., A, REIT .... 20,362 649,141
Vicinity Ltd., REIT ............. 75,808 105,306
Vonovia SE .................. 14,089 442,700
Welltower, Inc., REIT ........... 10,450 942,276
Weyerhaeuser Co., REIT ....... 14,707 511,362
a
Zillow Group, Inc., C ........... 2,394 138,517
6,431,599
Utilities 3.6%
American Water Works Co., Inc. .. 92,664 12,230,721
Edison International ........... 170,769 12,208,276
EDP - Energias de Portugal SA ... 63,796 321,085
Elia Group SA/NV ............. 544 68,095
Enel SpA ................... 168,009 1,249,956
Hydro One Ltd., Reg S ......... 6,739 201,908

Schedule of Investments
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Utilities (continued)
Iberdrola SA ................. 124,767 $ 1,636,541
Mercury NZ Ltd. .............. 14,291 59,625
Meridian Energy Ltd. ........... 24,572 86,044
Orsted A/S, Reg S ............. 3,449 191,201
Redeia Corp. SA .............. 8,660 142,705
Severn Trent plc .............. 5,658 186,061
SSE plc .................... 22,600 533,495
Terna - Rete Elettrica Nazionale .. 28,889 241,011
United Utilities Group plc ........ 14,433 194,965
Veolia Environnement SA ....... 14,039 443,726
29,995,415
Total Common Stocks
(Cost $636,284,056) ...............
823,853,228
c
Preferred Stocks 0.0%
c
Consumer Staples 0.0%
Henkel AG & Co. KGaA, 2.540% .. 3,580 287,983
(Cost $288,337)
Total Long Term Investments
(Cost $636,572,393) ...............
824,141,211
a
Money Market 1.2%
d,e
JPMorgan Prime Money Market
Fund, 5.290% .............. 9,682,459 9,682,459
(Cost $9,682,459)
c
Securities Purchased With Cash Collateral From
Securities Lending 0.0%
d,e
Invesco Government & Agency
Portfolio, 5.280% ............ 244,637 244,637
(Cost $244,637)
a
Total Investments 100.1%
(Cost $646,499,489) ..............
$834,068,307
c
Payable Upon Return Of Securities
Loaned (0.0)% ....................
(244,637)
Other Assets, less Liabilities (0.1)%
(350,683)
Net Assets 100.0% ................
$833,472,987
a
Non-income producing security.
b
Security or partial position of this security was on loan as of December
31, 2023. The total market value of securities on loan as of  December
31, 2023 was $10,219,924.
c
Rounds to less than 0.05%.
d
Rate shown represents annualized 7-day yield as of December 31,
2023.
e
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
*Rounds to less than 0.05%.
Summary Of Investment By
Country
Country Value
Percent of
Net Assets
Australia ....................
$ 13,812,322
1.4%
Austria .....................
184,534
0.0%
*
Belgium ....................
580,684
0.0%
*
Brazil ......................
10,171,666
1.2%
Canada .....................
16,889,313
1.9%
Denmark ....................
10,088,464
1.2%
Finland .....................
1,597,458
0.2%
France .....................
39,629,805
4.8%
Germany ...................
11,969,583
1.3%
Hong Kong ..................
11,362,572
1.3%
Ireland .....................
209,342
0.0%
*
Israel ......................
559,882
0.0%
*
Italy .......................
3,629,955
0.4%
Japan ......................
256,210
0.0%
*
Netherlands .................
13,433,472
1.7%
New Zealand ................
663,390
0.0%
*
Norway .....................
22,733,363
2.7%
Portugal ....................
472,211
0.0%
*
Singapore ...................
617,890
0.1%
Spain ......................
5,678,055
0.6%
Sweden ....................
7,224,785
0.8%
Switzerland ..................
9,778,037
1.2%
United Kingdom ..............
67,743,901
7.9%
United States ................
574,854,317
70.2%
Money Market ................
9,682,459
1.2%
Other assets and liabilities (net)
(350,683)
-0.1%
Total $833,472,987 100.0%

Schedule of Investments, December 31, 2023
Impax International Sustainable Economy Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.3%
Australia 6.7%
ANZ Group Holdings Ltd. ....... 1,150,951 $ 20,335,034
Aristocrat Leisure Ltd. .......... 256,038 7,113,640
Computershare Ltd. ........... 306,623 5,106,921
Dexus, REIT ................. 523,702 2,736,944
Goodman Group, REIT ......... 142,672 2,456,364
QBE Insurance Group Ltd. ...... 268,598 2,721,594
Ramsay Health Care Ltd. ....... 109 3,910
REA Group Ltd. ............... 47,995 5,918,233
Stockland, REIT .............. 1,484,071 4,500,645
Suncorp Group Ltd. ............ 344,611 3,263,249
Telstra Group Ltd. ............. 5,812,030 15,705,739
Transurban Group ............. 818,155 7,645,153
77,507,426
Austria 1.4%
Mondi plc ................... 166,653 3,260,517
Verbund AG ................. 129,199 11,973,062
15,233,579
Belgium 0.7%
KBC Group NV ............... 126,103 8,184,001
China 0.6%
BOC Hong Kong Holdings Ltd. ... 847,057 2,301,053
Prosus NV .................. 164,182 4,890,997
7,192,050
Denmark 3.3%
Novo Nordisk A/S, B ........... 275,945 28,596,508
Orsted A/S, Reg S ............. 47,804 2,650,090
ROCKWOOL A/S, B ........... 12,442 3,640,188
a
Vestas Wind Systems A/S ....... 91,457 2,893,857
37,780,643
Finland 1.5%
Nokia OYJ .................. 851,196 2,899,116
UPM-Kymmene OYJ ........... 265,339 10,008,774
Wartsila OYJ Abp ............. 320,906 4,663,857
17,571,747
France 9.1%
AXA SA ..................... 244,454 7,983,001
BNP Paribas SA .............. 305,947 21,246,705
Carrefour SA ................. 218,699 4,005,395
Cie Generale des Etablissements
Michelin SCA ............... 62,242 2,236,140
Credit Agricole SA ............. 156,676 2,227,409
Danone SA .................. 85,685 5,559,120
Dassault Systemes SE ......... 175,356 8,583,206
Eiffage SA ................... 145,508 15,620,377
Hermes International SCA ....... 1,035 2,199,908
L'Oreal SA .................. 12,686 6,323,980
LVMH Moet Hennessy Louis Vuitton
SE ....................... 10,949 8,896,469
Orange SA .................. 192,841 2,197,934
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
France (continued)
Societe Generale SA ........... 552,259 $ 14,693,034
101,772,678
Germany 7.4%
Bayerische Motoren Werke AG ... 164,905 18,349,253
Commerzbank AG ............. 554,665 6,592,635
Deutsche Boerse AG ........... 15,036 3,096,436
Deutsche Post AG ............. 70,900 3,509,271
Heidelberg Materials AG ........ 117,388 10,493,099
Knorr-Bremse AG ............. 49,744 3,212,737
a
LEG Immobilien SE ............ 67,692 5,923,696
Merck KGaA ................. 99,973 15,917,155
Muenchener Rueckversicherungs-
Gesellschaft AG ............. 25,358 10,518,848
Vonovia SE .................. 202,381 6,359,156
83,972,286
Hong Kong 2.8%
AIA Group Ltd. ............... 2,416,600 21,031,386
Hang Seng Bank Ltd. .......... 329,100 3,842,391
MTR Corp. Ltd. ............... 1,005,280 3,901,839
Prudential plc ................ 426,137 4,807,973
33,583,589
Ireland 0.7%
Kingspan Group plc ........... 95,126 8,221,294
Italy 2.6%
Assicurazioni Generali SpA ...... 853,302 18,028,156
Enel SpA ................... 326,068 2,425,885
Poste Italiane SpA, Reg S ....... 196,630 2,235,041
Prysmian SpA ................ 142,367 6,489,808
29,178,890
Japan 22.2%
Ajinomoto Co., Inc. ............ 75,300 2,898,585
Astellas Pharma, Inc. .......... 876,900 10,429,209
Azbil Corp. .................. 92,200 3,040,949
Daifuku Co. Ltd. .............. 121,900 2,457,990
Daiichi Sankyo Co. Ltd. ......... 116,900 3,200,339
Daiwa House Industry Co. Ltd. ... 76,700 2,318,671
FANUC Corp. ................ 303,900 8,919,200
FUJIFILM Holdings Corp. ....... 52,800 3,164,292
Fujitsu Ltd. .................. 33,300 5,011,440
Hitachi Ltd. .................. 247,400 17,795,416
Hoya Corp. .................. 153,600 19,129,227
KDDI Corp. .................. 551,200 17,483,240
MatsukiyoCocokara & Co. ....... 129,700 2,292,309
Mitsubishi Chemical Group Corp. . 437,500 2,674,489
Mitsui Fudosan Co. Ltd. ........ 90,800 2,220,033
Mizuho Financial Group, Inc. ..... 183,500 3,130,109
MS&AD Insurance Group Holdings,
Inc. ...................... 105,800 4,159,933
NEC Corp. .................. 61,300 3,621,982
Nintendo Co. Ltd. ............. 159,200 8,283,796
Nitto Denko Corp. ............. 51,600 3,850,660
Nomura Research Institute Ltd. ... 82,500 2,396,025

Schedule of Investments
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Japan (continued)
Omron Corp. ................. 63,700 $ 2,964,149
Open House Group Co. Ltd. ..... 76,200 2,253,930
Oriental Land Co. Ltd. .......... 335,300 12,462,530
ORIX Corp. .................. 508,100 9,542,720
Recruit Holdings Co. Ltd. ....... 217,700 9,102,284
a
Renesas Electronics Corp. ...... 196,200 3,508,246
Sekisui Chemical Co. Ltd. ....... 164,900 2,371,751
SoftBank Corp. ............... 1,578,000 19,664,612
Sompo Holdings, Inc. .......... 60,800 2,974,845
Sumitomo Mitsui Financial Group,
Inc. ...................... 64,100 3,119,096
Tokio Marine Holdings, Inc. ...... 811,100 20,197,196
Tokyo Electron Ltd. ............ 100,900 17,933,953
TOTO Ltd. .................. 121,600 3,194,396
Yamaha Motor Co. Ltd. ......... 837,300 7,450,599
Yaskawa Electric Corp. ......... 83,100 3,458,778
Yokogawa Electric Corp. ........ 120,000 2,280,957
250,957,936
Netherlands 4.3%
ASML Holding NV ............. 47,107 35,560,480
ING Groep NV ............... 146,451 2,195,966
Koninklijke Ahold Delhaize NV .... 286,608 8,246,129
Universal Music Group NV ...... 101,224 2,889,655
48,892,230
New Zealand 0.3%
a
Xero Ltd. .................... 42,549 3,246,001
Norway 0.7%
Norsk Hydro ASA ............. 599,692 4,030,895
Telenor ASA ................. 251,372 2,884,868
6,915,763
Singapore 1.4%
City Developments Ltd. ......... 1,028,700 5,179,502
Keppel Corp. Ltd. ............. 429,000 2,295,495
Singapore Exchange Ltd. ....... 306,900 2,283,149
United Overseas Bank Ltd. ...... 255,300 5,510,193
15,268,339
Spain 2.7%
Amadeus IT Group SA ......... 87,129 6,257,741
Iberdrola SA ................. 1,495,244 19,612,790
Redeia Corp. SA .............. 242,353 3,993,647
29,864,178
Sweden 3.4%
Alfa Laval AB ................ 73,361 2,936,939
Assa Abloy AB, B ............. 239,914 6,914,126
Atlas Copco AB, A ............. 684,860 11,800,900
Atlas Copco AB, B ............. 498,810 7,400,413
Epiroc AB, B ................. 191,531 3,359,030
Nibe Industrier AB, B ........... 474,922 3,335,099
Sandvik AB .................. 152,682 3,317,070
39,063,577
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Switzerland 9.1%
ABB Ltd. .................... 375,444 $ 16,669,024
DSM-Firmenich AG ............ 24,230 2,464,032
Geberit AG .................. 6,820 4,377,887
Givaudan SA ................. 774 3,209,555
Kuehne + Nagel International AG . 15,951 5,504,642
Lonza Group AG .............. 13,110 5,526,999
Novartis AG ................. 284,929 28,780,817
Sika AG .................... 34,865 11,368,647
Sonova Holding AG ............ 46,911 15,342,146
Swiss Life Holding AG .......... 7,579 5,267,052
Swisscom AG ................ 3,726 2,242,566
Zurich Insurance Group AG ...... 4,333 2,265,410
103,018,777
United Kingdom 13.1%
3i Group plc ................. 81,754 2,516,349
Associated British Foods plc ..... 129,730 3,909,935
AstraZeneca plc .............. 206,710 27,883,093
Auto Trader Group plc, Reg S .... 267,903 2,461,131
BT Group plc ................ 3,567,445 5,620,815
Burberry Group plc ............ 140,458 2,533,432
HSBC Holdings plc ............ 3,258,908 26,364,454
Informa plc .................. 307,415 3,057,674
J Sainsbury plc ............... 870,505 3,356,165
Legal & General Group plc ...... 702,613 2,245,333
Lloyds Banking Group plc ....... 15,037,252 9,120,650
Reckitt Benckiser Group plc ..... 74,450 5,137,304
RELX plc ................... 436,236 17,307,149
Schroders plc ................ 523 2,860
Spirax-Sarco Engineering plc .... 34,090 4,561,095
Tesco plc ................... 4,904,336 18,169,225
Unilever plc .................. 277,096 13,414,501
Vodafone Group plc ........... 2,582,379 2,255,296
149,916,461
United States 3.3%
Schneider Electric SE .......... 119,164 23,988,447
Swiss Re AG ................. 120,332 13,541,020
37,529,467
Total Common Stocks
(Cost $939,674,791) ...............
1,104,870,912
Preferred Stocks 1.0%
Germany 1.0%
Bayerische Motoren Werke AG,
9.450% ................... 118,303 11,771,487
(Cost $12,313,122)
Total Long Term Investments
(Cost $951,987,913) ...............
1,116,642,399
a

Schedule of Investments
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
a a
Shares/
Principal
a
Value
a a a a a
Money Market 1.3%
b,c
JPMorgan Prime Money Market
Fund, 5.290% .............. 14,561,013 $ 14,561,013
(Cost $14,561,013)
a
Total Investments 99.6%
(Cost $966,548,926) ..............
$1,131,203,412
Other Assets, less Liabilities 0.4% ..
4,518,826
Net Assets 100.0% ................
$1,135,722,238
a
Non-income producing security.
b
Rate shown represents annualized 7-day yield as of December 31,
2023.
c
Institutional Class shares.
REIT Real Estate Investment Trust
Summary Of Investments By Sector
Sector Value
Percent of
Net Assets
Communication Services ........
$ 90,665,559
8.0%
Consumer Discretionary ........
88,787,877
7.8%
Consumer Staples ............
73,312,648
6.4%
Financials ...................
267,544,282
23.6%
Health Care .................
154,809,403
13.6%
Industrials ...................
223,600,681
19.7%
Information Technology .........
94,210,796
8.3%
Materials ....................
51,360,668
4.5%
Real Estate ..................
31,695,011
2.8%
Utilities .....................
40,655,474
3.6%
Money Market ................
14,561,013
1.3%
Other assets and liabilities (net)
4,518,826
0.4%
Total $1,135,722,238 100.0%

Schedule of Investments, December 31, 2023
Impax Core Bond Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a a
Shares/
Principal
a
Value
a a a a
BONDS: 98.0%
a
Community Investment
Notes 0.0%
a
Financials 0.0%
b,c
CEI Investments LLC , 4.000%,
10/31/24 .................. 310,612 $ 310,612
c
Envest Microfinance Cooperative ,
b
5.460%, 10/24/24 ........... 150,000 150,000
4.000%, 4/20/26 ............ 250,000 242,347
702,959
Total Community Investment Notes
(Cost $710,612) ..................
702,959
Corporate Bonds 32.9%
Communication Services 2.5%
d
Altice France Holding SA , 144A,
10.500%, 5/15/27 ............ 1,000,000 648,639
AT&T, Inc. ,
5.400%, 2/15/34 ............ 2,000,000 2,063,437
4.350%, 6/15/45 ............ 1,500,000 1,296,786
3.500%, 9/15/53 ............ 1,000,000 726,530
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp. ,
6.384%, 10/23/35 ........... 1,000,000 1,016,167
6.484%, 10/23/45 ........... 2,000,000 1,967,115
d
Cogent Communications Group,
Inc. , 144A, 7.000%, 6/15/27 .... 370,000 372,196
Comcast Corp. ,
4.600%, 10/15/38 ........... 2,750,000 2,658,182
5.350%, 5/15/53 ............ 800,000 828,236
Discovery Communications LLC ,
3.950%, 3/20/28 ............. 1,500,000 1,427,873
T-Mobile USA, Inc. ,
3.500%, 4/15/31 ............ 2,000,000 1,830,750
4.375%, 4/15/40 ............ 1,500,000 1,354,587
Verizon Communications, Inc. ,
4.500%, 8/10/33 ............ 2,500,000 2,440,544
4.812%, 3/15/39 ............ 1,000,000 967,829
Warnermedia Holdings, Inc. ,
6.412%, 3/15/26 ............ 500,000 500,369
5.141%, 3/15/52 ............ 2,500,000 2,147,364
22,246,604
Consumer Discretionary 1.8%
Amazon.com, Inc. ,
2.730%, 4/13/24 ............ 500,000 496,499
2.875%, 5/12/41 ............ 800,000 629,273
2.500%, 6/03/50 ............ 1,000,000 666,193
American University (The) , 2019 ,
3.672%, 4/01/49 ............. 1,000,000 810,004
Aptiv plc / Aptiv Corp. , 3.250%,
3/01/32 ................... 750,000 662,901
d
Expedia Group, Inc. , 144A, 6.250%,
5/01/25 ................... 1,000,000 1,010,320
Ford Motor Co. , 3.250%, 2/12/32 ..
1,100,000 915,334
a a
Shares/
Principal
a
Value
a a a a
Consumer Discretionary (continued)
General Motors Co. , 5.400%,
10/15/29 .................. 1,000,000 $ 1,018,557
d
IHO Verwaltungs GmbH , 144A, PIK,
6.375%, 5/15/29 ............. 1,000,000 982,548
Lowe's Cos., Inc. ,
4.800%, 4/01/26 ............ 1,250,000 1,251,260
5.000%, 4/15/33 ............ 1,000,000 1,021,702
2.800%, 9/15/41 ............ 750,000 548,490
5.750%, 7/01/53 ............ 750,000 795,454
Macy's Retail Holdings LLC ,
5.125%, 1/15/42 ............. 1,000,000 781,425
Massachusetts Institute of
Technology , 3.067%, 4/01/52 ... 700,000 526,804
MDC Holdings, Inc. , 6.000%,
1/15/43 ................... 1,125,000 1,048,248
Starbucks Corp. ,
4.800%, 2/15/33 ............ 1,000,000 1,021,699
4.450%, 8/15/49 ............ 2,000,000 1,818,322
Toyota Motor Corp. , 5.275%,
7/13/26 ................... 500,000 508,985
16,514,018
Consumer Staples 1.5%
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons LP / Albertsons
LLC ,
d
144A, 4.625%, 1/15/27 ....... 1,000,000 972,828
d
144A, 6.500%, 2/15/28 ....... 1,000,000 1,012,573
Campbell Soup Co. , 2.375%,
4/24/30 ................... 1,000,000 867,325
Church & Dwight Co., Inc. , 3.950%,
8/01/47 ................... 1,000,000 837,952
d
Darling Ingredients, Inc. , 144A,
6.000%, 6/15/30 ............. 1,500,000 1,502,115
Haleon US Capital LLC , 3.375%,
3/24/29 ................... 2,400,000 2,271,430
J M Smucker Co. (The) , 4.250%,
3/15/35 ................... 1,500,000 1,395,672
Kellanova , 2.100%, 6/01/30 ......
750,000 644,482
d
Kraft Heinz Foods Co. , 144A,
7.125%, 8/01/39 ............. 2,000,000 2,372,303
d
Nestle Holdings, Inc. , 144A,
4.700%, 1/15/53 ............. 1,000,000 1,004,824
Sysco Corp. , 2.400%, 2/15/30 ....
1,000,000 882,645
13,764,149
Financials 9.3%
Aflac, Inc. ,
1.125%, 3/15/26 ............ 1,500,000 1,385,442
3.600%, 4/01/30 ............ 1,000,000 944,834
Assured Guaranty US Holdings,
Inc. ,
6.125%, 9/15/28 ............ 750,000 788,149
3.150%, 6/15/31 ............ 1,000,000 886,991
Bank of America Corp. ,
0.981% to 9/24/24, FRN
thereafter, 9/25/25 ........... 2,000,000 1,930,825

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
Bank of America Corp., (continued)
6.204% to 11/09/27, FRN
thereafter, 11/10/28 .......... 2,000,000 $ 2,087,528
5.819% to 9/14/28, FRN
thereafter, 9/15/29 ........... 1,000,000 1,032,894
2.572% to 10/19/31, FRN
thereafter, 10/20/32 .......... 750,000 622,113
5.872% to 9/14/33, FRN
thereafter, 9/15/34 ........... 1,000,000 1,047,386
4.083% to 3/19/50, FRN
thereafter, 3/20/51 ........... 1,000,000 842,120
Bank of Montreal , 5.920%, 9/25/25
2,500,000 2,540,450
Bank of New York Mellon Corp.
(The) ,
6.317% to 10/24/28, FRN
thereafter, 10/25/29 .......... 1,000,000 1,062,881
5.834% to 10/24/32, FRN
thereafter, 10/25/33 .......... 1,000,000 1,060,527
Block, Inc. , 3.500%, 6/01/31 .....
1,000,000 889,801
BlueHub Loan Fund, Inc. , 2020 ,
2.890%, 1/01/27 ............. 1,000,000 892,138
c
Calvert Impact Capital, Inc. , 3.000%,
3/14/25 ................... 1,000,000 922,910
Chubb INA Holdings, Inc. ,
1.375%, 9/15/30 ............ 2,000,000 1,646,642
2.850%, 12/15/51 ........... 250,000 181,683
Citigroup, Inc. ,
1.281% to 11/02/24, FRN
thereafter, 11/03/25 .......... 1,500,000 1,443,660
2.014% to 1/24/25, FRN
thereafter, 1/25/26 ........... 2,000,000 1,922,730
Fiserv, Inc. , 5.625%, 8/21/33 .....
3,000,000 3,144,301
Ford Motor Credit Co. LLC , 4.950%,
5/28/27 ................... 500,000 488,177
Global Payments, Inc. , 5.400%,
8/15/32 ................... 2,500,000 2,525,945
Goldman Sachs Group, Inc. (The) ,
0.855% to 2/11/25, FRN
thereafter, 2/12/26 ........... 2,500,000 2,371,601
3.21% to 4/21/41, FRN thereafter,
4/22/42 ................... 750,000 574,759
ING Groep NV , FRN , 3.869%,
( SOFR + 1.640% ), 3/28/26 ..... 1,500,000 1,471,043
John Deere Capital Corp. , 2.000%,
6/17/31 ................... 1,000,000 849,058
JPMorgan Chase & Co. ,
0.563% to 2/15/24, FRN
thereafter, 2/16/25 ........... 2,000,000 1,986,773
0.768% to 8/08/24, FRN
thereafter, 8/09/25 ........... 2,000,000 1,939,791
2.947% to 2/23/27, FRN
thereafter, 2/24/28 ........... 1,000,000 941,276
3.964% to 11/14/47, FRN
thereafter, 11/15/48 .......... 1,000,000 838,541
Mastercard, Inc. , 1.900%, 3/15/31 .
2,900,000 2,477,555
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
MetLife, Inc. ,
4.875%, 11/13/43 ........... 1,000,000 $ 977,082
5.250%, 1/15/54 ............ 1,000,000 1,028,837
d
Metropolitan Life Global Funding
I , Secured Note , 144A, 0.950%,
7/02/25 ................... 3,000,000 2,829,711
Morgan Stanley ,
3.625%, 1/20/27 ............ 2,000,000 1,940,091
4.457% to 4/21/38, FRN
thereafter, 4/22/39 ........... 1,000,000 926,280
6.375%, 7/24/42 ............ 1,000,000 1,156,185
Nasdaq, Inc. ,
5.350%, 6/28/28 ............ 500,000 515,337
5.550%, 2/15/34 ............ 1,000,000 1,039,493
National Bank of Canada , 5.600%,
12/18/28 .................. 2,000,000 2,051,906
OneMain Finance Corp. , 3.500%,
1/15/27 ................... 1,000,000 926,159
PNC Financial Services Group, Inc.
(The) , 6.615% to 10/19/26, FRN
thereafter , 10/20/27 .......... 2,000,000 2,075,492
Principal Financial Group, Inc. ,
5.375%, 3/15/33 ............ 2,000,000 2,047,614
5.500%, 3/15/53 ............ 1,000,000 1,010,125
Progressive Corp. (The) , 3.200%,
3/26/30 ................... 1,500,000 1,387,496
Prudential Financial, Inc. ,
1.500%, 3/10/26 ............ 250,000 233,200
4.350%, 2/25/50 ............ 1,000,000 887,962
Royal Bank of Canada ,
3.970%, 7/26/24 ............ 1,000,000 991,923
4.950%, 4/25/25 ............ 2,000,000 2,001,924
4.875%, 1/12/26 ............ 2,000,000 2,005,919
Sumitomo Mitsui Financial Group,
Inc. , 0.508%, 1/12/24 ......... 2,000,000 1,997,392
Toronto-Dominion Bank (The) ,
2.650%, 6/12/24 ............ 1,000,000 987,796
5.103%, 1/09/26 ............ 1,000,000 1,007,396
5.264%, 12/11/26 ........... 1,750,000 1,785,241
2.800%, 3/10/27 ............ 750,000 708,558
4.456%, 6/08/32 ............ 800,000 777,725
Travelers Cos., Inc. (The) ,
6.250%, 6/15/37 ............ 1,000,000 1,135,078
5.450%, 5/25/53 ............ 1,000,000 1,080,063
Truist Financial Corp. , 5.122% to
1/25/33, FRN thereafter , 1/26/34 2,000,000 1,938,098
d
USAA Capital Corp. , 144A, 2.125%,
5/01/30 ................... 1,000,000 841,012
c,d
WLB Asset VI Pte. Ltd. , 144A,
7.250%, 12/21/27 ............ 1,000,000 1,012,991
83,044,610
Health Care 4.2%
AbbVie, Inc. ,
3.600%, 5/14/25 ............ 1,000,000 982,801
3.200%, 11/21/29 ........... 1,000,000 935,255

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a a
Shares/
Principal
a
Value
a a a a
Health Care (continued)
AbbVie, Inc., (continued)
4.250%, 11/21/49 ........... 1,000,000 $ 891,820
Agilent Technologies, Inc. , 2.300%,
3/12/31 ................... 2,000,000 1,736,003
Amgen, Inc. ,
5.150%, 3/02/28 ............ 2,000,000 2,048,326
3.000%, 2/22/29 ............ 750,000 705,837
4.200%, 3/01/33 ............ 500,000 475,916
Astrazeneca Finance LLC ,
4.875%, 3/03/28 ............ 1,500,000 1,530,022
1.750%, 5/28/28 ............ 1,000,000 895,287
d
Avantor Funding, Inc. , 144A,
4.625%, 7/15/28 ............. 1,000,000 967,211
Becton Dickinson & Co. ,
4.298%, 8/22/32 ............ 750,000 724,172
4.669%, 6/06/47 ............ 1,000,000 935,450
Bristol-Myers Squibb Co. , 4.250%,
10/26/49 .................. 1,000,000 868,704
CVS Health Corp. ,
5.000%, 1/30/29 ............ 800,000 815,115
5.300%, 6/01/33 ............ 2,500,000 2,566,602
5.125%, 7/20/45 ............ 1,000,000 947,303
5.875%, 6/01/53 ............ 1,000,000 1,053,129
Elevance Health, Inc. ,
2.375%, 1/15/25 ............ 1,000,000 971,593
1.500%, 3/15/26 ............ 500,000 466,518
4.101%, 3/01/28 ............ 1,000,000 986,117
2.250%, 5/15/30 ............ 1,000,000 866,224
5.125%, 2/15/53 ............ 1,750,000 1,754,390
HCA, Inc. , 5.200%, 6/01/28 ......
1,000,000 1,010,894
d
HealthEquity, Inc. , 144A, 4.500%,
10/01/29 .................. 1,000,000 929,759
Kaiser Foundation Hospitals ,
2019, 3.266%, 11/01/49 ...... 1,000,000 752,702
2021, 2.810%, 6/01/41 ....... 1,000,000 749,845
Laboratory Corp. of America
Holdings , 1.550%, 6/01/26 ..... 1,000,000 924,357
Merck & Co., Inc. , 2.350%, 6/24/40
1,000,000 726,349
Novant Health, Inc. , 2.637%,
11/01/36 .................. 1,500,000 1,158,266
Pfizer Investment Enterprises Pte.
Ltd. , 4.650%, 5/19/25 ......... 1,000,000 997,378
Quest Diagnostics, Inc. , 3.450%,
6/01/26 ................... 1,000,000 972,931
Seattle Children's Hospital , 2021 ,
1.208%, 10/01/27 ............ 1,000,000 878,950
UnitedHealth Group, Inc. ,
3.700%, 5/15/27 ............ 750,000 734,823
2.750%, 5/15/40 ............ 500,000 378,905
5.875%, 2/15/53 ............ 1,000,000 1,133,498
Zoetis, Inc. ,
3.000%, 9/12/27 ............ 1,000,000 949,070
3.900%, 8/20/28 ............ 1,000,000 979,297
37,400,819
a a
Shares/
Principal
a
Value
a a a a
Industrials 3.6%
American Museum of Natural
History (The) , 2021 , 3.121%,
7/15/52 ................... 750,000 $ 490,194
Burlington Northern Santa Fe LLC ,
5.200%, 4/15/54 ............. 1,000,000 1,041,954
California Endowment (The) , 2021 ,
2.498%, 4/01/51 ............. 1,000,000 653,351
c
Capital Impact Partners ,
5.750%, 6/15/24 ............ 500,000 500,698
2.300%, 10/15/24 ........... 500,000 487,643
Carrier Global Corp. , 3.377%,
4/05/40 ................... 1,000,000 805,366
d
Clean Harbors, Inc. , 144A, 6.375%,
2/01/31 ................... 1,000,000 1,016,720
CNH Industrial Capital LLC , 5.500%,
1/12/29 ................... 2,000,000 2,062,661
Cummins, Inc. , 7.125%, 3/01/28 ..
1,000,000 1,088,794
Doris Duke Charitable Foundation
(The) , 2020 , 2.345%, 7/01/50 ... 2,000,000 1,216,177
Ford Foundation (The) , 2020 ,
2.415%, 6/01/50 ............. 750,000 496,566
c
Local Initiatives Support Corp. ,
1.000%, 11/15/25 ............ 1,000,000 906,384
Nature Conservancy (The) ,
A, 1.861%, 7/01/33 .......... 266,000 197,816
A, 3.957%, 3/01/52 .......... 750,000 662,029
Norfolk Southern Corp. ,
5.050%, 8/01/30 ............ 750,000 768,546
2.300%, 5/15/31 ............ 2,500,000 2,158,455
nVent Finance SARL , 5.650%,
5/15/33 ................... 1,000,000 1,016,869
Owens Corning , 3.950%, 8/15/29 .
1,000,000 953,488
Pentair Finance SARL , 4.500%,
7/01/29 ................... 2,000,000 1,923,313
Raza Development Fund, Inc. ,
3.534%, 7/01/34 ............. 1,000,000 827,818
Republic Services, Inc. ,
1.450%, 2/15/31 ............ 2,000,000 1,623,497
5.000%, 12/15/33 ........... 2,000,000 2,042,821
Rockwell Automation, Inc. , 1.750%,
8/15/31 ................... 1,350,000 1,114,658
c
Tesla Energy Operations, Inc. ,
4.700%, 5/29/25 ............. 2,000,000 1,889,450
Union Pacific Corp. ,
2.400%, 2/05/30 ............ 500,000 445,560
3.200%, 5/20/41 ............ 1,000,000 801,523
4.950%, 5/15/53 ............ 2,000,000 2,044,746
Waste Management, Inc. , 2.500%,
11/15/50 .................. 350,000 232,901
d
WK Kellogg Foundation Trust , 144A,
2.443%, 10/01/50 ............ 1,000,000 639,615
Xylem, Inc. , 1.950%, 1/30/28 .....
2,080,000 1,881,236
31,990,849
Information Technology 3.2%
Apple, Inc. ,
2.400%, 8/20/50 ............ 1,000,000 656,346

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a a
Shares/
Principal
a
Value
a a a a
Information Technology (continued)
Apple, Inc., (continued)
3.950%, 8/08/52 ............ 750,000 $ 657,011
4.850%, 5/10/53 ............ 750,000 765,167
d
Broadcom, Inc. , 144A, 4.926%,
5/15/37 ................... 4,000,000 3,873,550
CDW LLC / CDW Finance Corp. ,
3.276%, 12/01/28 ............ 3,000,000 2,755,689
Cisco Systems, Inc. , 5.900%,
2/15/39 ................... 2,500,000 2,775,706
Hewlett Packard Enterprise Co. ,
6.200%, 10/15/35 ........... 2,500,000 2,744,123
6.350%, 10/15/45 ........... 1,000,000 1,080,765
Intel Corp. , 5.200%, 2/10/33 .....
3,250,000 3,396,711
KLA Corp. , 4.650%, 7/15/32 .....
2,000,000 2,044,271
Microchip Technology, Inc. , 0.972%,
2/15/24 ................... 2,000,000 1,988,174
NXP BV / NXP Funding LLC / NXP
USA, Inc. , 5.000%, 1/15/33 .... 3,300,000 3,307,283
QUALCOMM, Inc. , 5.400%, 5/20/33
2,000,000 2,160,233
28,205,029
Materials 0.6%
Air Products and Chemicals, Inc. ,
4.800%, 3/03/33 ............. 1,500,000 1,548,726
Ball Corp. , 6.875%, 3/15/28 ......
1,000,000 1,039,567
Ecolab, Inc. ,
5.250%, 1/15/28 ............ 1,000,000 1,032,988
2.125%, 8/15/50 ............ 500,000 308,318
2.750%, 8/18/55 ............ 950,000 640,387
d
Graphic Packaging International
LLC , 144A, 3.750%, 2/01/30 ... 1,000,000 901,567
5,471,553
Real Estate 2.1%
Alexandria Real Estate Equities,
Inc. , 4.750%, 4/15/35 ......... 2,000,000 1,941,640
American Tower Corp. , 5.900%,
11/15/33 .................. 2,000,000 2,119,118
Century Housing Corp. ,
6.100%, 10/15/24 ........... 500,000 502,414
4.500%, 2/15/26 ............ 1,000,000 971,130
Crown Castle, Inc. , 4.300%, 2/15/29
1,000,000 963,580
CubeSmart LP , 2.500%, 2/15/32 ..
1,250,000 1,041,176
Equinix, Inc. ,
1.000%, 9/15/25 ............ 1,000,000 933,313
3.900%, 4/15/32 ............ 1,250,000 1,161,373
d
HAT Holdings I LLC / HAT Holdings
II LLC , 144A, 8.000%, 6/15/27 .. 1,000,000 1,042,594
Healthpeak OP LLC , 5.250%,
12/15/32 .................. 1,000,000 1,011,678
Kimco Realty OP LLC , 4.600%,
2/01/33 ................... 2,000,000 1,930,778
Prologis LP , 5.125%, 1/15/34 .....
2,250,000 2,324,072
a a
Shares/
Principal
a
Value
a a a a
Real Estate (continued)
Welltower OP LLC , 3.850%, 6/15/32
3,250,000 $ 3,007,255
18,950,121
Utilities 4.1%
AES Corp. (The) ,
5.450%, 6/01/28 ............ 1,000,000 1,017,284
2.450%, 1/15/31 ............ 1,000,000 840,760
American Water Capital Corp. ,
2.800%, 5/01/30 ............. 3,000,000 2,687,419
Avangrid, Inc. , 3.200%, 4/15/25 ...
1,000,000 972,201
d
Clearway Energy Operating LLC ,
144A, 3.750%, 2/15/31 ........ 2,000,000 1,763,951
Consolidated Edison Co. of New
York, Inc. , 20A , 3.350%, 4/01/30 1,000,000 932,955
DTE Electric Co. ,
3.950%, 3/01/49 ............ 1,000,000 842,522
A, 1.900%, 4/01/28 .......... 1,500,000 1,350,724
Georgia Power Co. , A , 3.250%,
3/15/51 ................... 1,000,000 724,555
d
Leeward Renewable Energy
Operations LLC , 144A, 4.250%,
7/01/29 ................... 1,500,000 1,308,451
MidAmerican Energy Co. ,
3.100%, 5/01/27 ............ 1,000,000 958,020
3.650%, 4/15/29 ............ 1,000,000 956,482
2.700%, 8/01/52 ............ 2,000,000 1,296,001
Niagara Mohawk Power Corp. ,
d
144A, 1.960%, 6/27/30 ....... 2,000,000 1,660,891
d
144A, 5.783%, 9/16/52 ....... 2,000,000 2,073,834
NSTAR Electric Co. , 3.250%,
5/15/29 ................... 3,000,000 2,824,899
d
Pattern Energy Operations LP /
Pattern Energy Operations, Inc. ,
144A, 4.500%, 8/15/28 ........ 1,000,000 946,645
PG&E Energy Recovery Funding
LLC , A-3 , 2.822%, 7/15/46 ..... 750,000 541,928
PG&E Recovery Funding LLC ,
A-2, 5.256%, 1/15/38 ........ 1,000,000 1,017,335
A-3, 5.536%, 7/15/47 ........ 2,625,000 2,722,228
SCE Recovery Funding LLC ,
A-1, 4.697%, 6/15/40 ........ 2,168,458 2,142,562
A-2, 2.943%, 11/15/42 ........ 1,450,000 1,188,538
A-2, 5.112%, 12/15/47 ........ 750,000 743,537
Southern Power Co. ,
4.150%, 12/01/25 ........... 1,000,000 985,643
0.900%, 1/15/26 ............ 500,000 460,878
Southwestern Public Service Co. , 8 ,
3.150%, 5/01/50 ............. 3,500,000 2,405,820
d
Sunnova Energy Corp. , 144A,
5.875%, 9/01/26 ............. 750,000 639,105
Union Electric Co. , 2.150%, 3/15/32
1,000,000 829,690
36,834,858
Total Corporate Bonds
(Cost $304,660,479) ...............
294,422,610

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
a a
Shares/
Principal
a
Value
a a a a
Foreign Government and
Agency Securities 3.7%
d
BNG Bank NV , 144A, 0.500%,
11/24/25 .................. 250,000 $ 231,999
d
Caisse d'Amortissement de la Dette
Sociale , 144A, 1.375%, 1/20/31 . 3,000,000 2,488,755
Kommunalbanken A/S ,
d
144A, 0.500%, 10/21/24 ....... 500,000 482,338
d
144A, 4.625%, 10/24/25 ....... 500,000 500,518
d
144A, 1.125%, 10/26/26 ....... 1,500,000 1,376,003
d
144A, 1.125%, 6/14/30 ........ 1,000,000 829,765
Kreditanstalt fuer Wiederaufbau ,
2.625%, 2/28/24 ............. 5,000,000 4,978,560
0.500%, 9/20/24 ............. 1,000,000 968,402
2.000%, 5/02/25 ............. 3,000,000 2,899,985
3.125%, 6/10/25 ............. 2,000,000 1,960,825
0.375%, 7/18/25 ............. 1,000,000 938,916
0.625%, 1/22/26 ............. 5,000,000 4,643,755
1.000%, 10/01/26 ............ 1,500,000 1,380,533
4.750%, 10/29/30 ............ 2,000,000 2,090,622
4.125%, 7/15/33 ............. 6,500,000 6,535,506
d
Ontario Teachers' Finance Trust ,
144A, 1.250%, 9/27/30 ........ 1,000,000 815,429
Total Foreign Government and
Agency Securities
(Cost $34,355,253) ................
33,121,911
U.S. Government and
Agency Securities 17.9%
FFCB Funding Corp. , 2.500%,
4/14/36 ................... 3,000,000 2,350,374
U.S. Treasury Bonds ,
5.000%, 5/15/37 ............. 2,000,000 2,237,813
e
4.750%, 11/15/43 ............ 48,000,000 51,502,500
Index Linked, 1.000%, 2/15/48 .. 1,000,000 1,007,955
4.750%, 11/15/53 ............ 29,000,000 32,527,578
U.S. Treasury Notes ,
Index Linked, 0.625%, 1/15/26 .. 3,000,000 3,748,613
4.500%, 7/15/26 ............. 17,000,000 17,161,035
Index Linked, 0.375%, 7/15/27 .. 4,000,000 4,781,895
4.875%, 10/31/28 ............ 25,000,000 26,101,562
3.750%, 6/30/30 ............. 10,000,000 9,912,500
3.500%, 2/15/33 ............. 3,000,000 2,910,469
United States International
Development Finance Corp. ,
3.520%, 9/20/32 ............. 1,250,000 1,200,734
FRN, 5.520%, (3-month U.S.
Treasury Bill Rate), 9/15/26 .... 916,667 916,667
1.650%, 4/15/28 ............. 500,000 453,474
FRN, 5.520%, (3-month U.S.
Treasury Bill Rate), 3/15/30 .... 1,785,714 1,785,714
1.440%, 4/15/28 ............. 1,000,000 900,179
3.130%, 4/15/28 ............. 1,000,000 954,662
Total U.S. Government and Agency
Securities
(Cost $155,048,490) ...............
160,453,724
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
6.0%
Financials 5.1%
d
College Ave Student Loans LLC ,
2021-B , A2 , 144A, 1.760%,
6/25/52 . ................... 323,800 $ 283,977
d
Commonbond Student Loan Trust ,
2019-AGS , A1 , 144A, 2.540%,
1/25/47 . ................... 511,880 453,903
Foundation Finance Trust ,
d
2019-1A, A, 144A, 3.860%,
11/15/34 .................. 349,044 346,148
d
2023-1A, A, 144A, 5.670%,
12/15/43 .................. 2,089,020 2,090,711
d
2023-2A, A, 144A, 6.530%,
6/15/49 ................... 796,677 812,624
d
Frontier Issuer LLC , 2023-1 , A2 ,
144A, 6.600%, 8/20/53 . ....... 1,000,000 997,331
d
GoodLeap Sustainable Home
Solutions Trust , 2022-2CS , A ,
144A, 4.000%, 4/20/49 . ....... 2,290,897 2,016,039
d
Helios Issuer LLC , 2023-GRID1 , 1A ,
144A, 5.750%, 12/20/50 . ...... 1,574,143 1,617,039
d
Hertz Vehicle Financing III LLC ,
2023-1A , B , 144A, 6.220%,
6/25/27 . ................... 1,500,000 1,508,409
Loanpal Solar Loan Ltd. ,
d
2021-1GS, A, 144A, 2.290%,
1/20/48 ................... 812,305 634,073
d
2021-2GS, A, 144A, 2.220%,
3/20/48 ................... 525,675 392,715
Mill City Solar Loan Ltd. ,
d
2019-1A, A, 144A, 4.340%,
3/20/43 ................... 430,193 394,693
d
2019-2GS, A, 144A, 3.690%,
7/20/43 ................... 466,832 413,128
Mosaic Solar Loan Trust ,
d
2017-1A, A, 144A, 4.450%,
6/20/42 ................... 356,014 335,604
d
2017-2A, A, 144A, 3.820%,
6/22/43 ................... 438,609 406,909
d
2017-2A, C, 144A, 2.000%,
6/22/43 ................... 74,209 72,975
d
2018-1A, A, 144A, 4.010%,
6/22/43 ................... 1,156,533 1,072,995
d
2019-1A, A, 144A, 4.370%,
12/21/43 .................. 518,997 484,689
d
2019-2A, A, 144A, 2.880%,
9/20/40 ................... 356,624 317,648
d
2020-1A, A, 144A, 2.100%,
4/20/46 ................... 383,331 335,448
d
2020-2A, A, 144A, 1.440%,
8/20/46 ................... 801,414 673,798
d
2020-2A, C, 144A, 3.000%,
8/20/46 ................... 636,462 578,533
d
2021-1A, A, 144A, 1.510%,
12/20/46 .................. 745,556 614,750
d
2021-2A, B, 144A, 2.090%,
4/22/47 ................... 680,193 525,672

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
Mosaic Solar Loan Trust,
(continued)
d
2022-3A, A, 144A, 6.100%,
6/20/53 ................... 2,118,340 $ 2,157,262
OneMain Financial Issuance Trust ,
d
2022-3A, A, 144A, 5.940%,
5/15/34 ................... 1,750,000 1,755,442
d
2022-S1, A, 144A, 4.130%,
5/14/35 ................... 2,520,000 2,456,606
d
PACEWell 5 Trust , 2021-1 , A , 144A,
2.628%, 10/10/59 . ........... 1,041,389 826,960
SBA Small Business Investment
Cos. ,
2023-10A, 1, 5.168%, 3/10/33 .. 1,485,765 1,491,903
2023-10B, 1, 5.688%, 9/10/33 .. 1,125,000 1,171,422
d
Service Experts Issuer LLC , 2021-
1A , A , 144A, 2.670%, 2/02/32 . .. 841,977 783,132
SoFi Professional Loan Program
LLC ,
d
2017-B, BFX, 144A, FRN,
3.700%, 5/25/40 ............. 1,810,973 1,759,730
d
2017-D, BFX, 144A, 3.610%,
9/25/40 ................... 1,900,000 1,738,849
d
2017-F, BFX, 144A, 3.620%,
1/25/41 ................... 1,800,000 1,635,361
d
2018-B, BFX, 144A, 3.830%,
8/25/47 ................... 500,000 460,106
Sunnova Helios II Issuer LLC ,
d
2019-AA, A, 144A, 3.750%,
6/20/46 ................... 1,434,925 1,311,154
d
2021-B, A, 144A, 1.620%, 7/20/48 2,041,215 1,745,091
d
Sunnova Helios VII Issuer LLC ,
2021-C , B , 144A, 2.330%,
10/20/48 . .................. 858,249 723,959
d
Sunnova Sol Issuer LLC , 2020-1A ,
A , 144A, 3.350%, 2/01/55 . ..... 881,544 771,002
d
Sunrun Athena Issuer LLC , 2018-1 ,
A , 144A, 5.310%, 4/30/49 . ..... 880,782 841,030
d
Sunrun Atlas Issuer LLC , 2019-2 , A ,
144A, 3.610%, 2/01/55 . ....... 884,657 811,668
Tesla Auto Lease Trust ,
d
2021-A, C, 144A, 1.180%, 3/20/25 194,305 193,691
d
2021-A, D, 144A, 1.340%, 3/20/25 500,000 498,304
d
2023-A, A2, 144A, 5.860%,
8/20/25 ................... 1,000,000 1,002,062
d
2023-A, B, 144A, 6.410%, 7/20/27 1,000,000 1,009,651
d
2023-B, B, 144A, 6.570%, 8/20/27 1,400,000 1,425,652
d
Tricon American Homes Trust ,
2020-SFR2 , A , 144A, 1.482%,
11/17/39 . .................. 1,283,987 1,125,411
d
Vivint Solar Financing V LLC , 2018-
1A , A , 144A, 4.730%, 4/30/48 . .. 881,079 824,753
45,900,012
a a a a a
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Industrials 0.3%
d
Avis Budget Rental Car Funding
AESOP LLC , 2023-8A , A , 144A,
6.020%, 2/20/30 . ............ 1,750,000 $ 1,806,127
d
Triumph Rail Holdings LLC , 2021-2 ,
A , 144A, 2.150%, 6/19/51 . ..... 890,478 795,785
2,601,912
a a a a a
Real Estate 0.5%
d
American Tower Trust #1 , 144A,
5.490%, 3/15/28 . ............ 1,750,000 1,777,060
SBA Tower Trust ,
d
144A, 1.631%, 11/15/26 ....... 1,000,000 893,891
d
144A, 1.840%, 4/15/27 ........ 2,000,000 1,772,516
4,443,467
a a a a a
Utilities 0.1%
d
Sunnova Helios IV Issuer LLC ,
2020-AA , A , 144A, 2.980%,
6/20/47 . ................... 701,157 643,372
d
Sunnova Helios V Issuer LLC , 2021-
A , A , 144A, 1.800%, 2/20/48 . ... 398,420 346,395
989,767
a a a a a
Total Asset-Backed Securities
(Cost $57,282,365) ................
53,935,158
Commercial Mortgage-
Backed Securities 3.2%
Financials 3.2%
FHLMC Multi-family Structured
Pass-Through Certificates ,
KG01, A10, 2.939%, 4/25/29 ... 3,000,000 2,793,758
KG02, A2, 2.412%, 8/25/29 .... 2,000,000 1,813,467
KG04, A2, 1.487%, 11/25/30 ... 2,000,000 1,661,773
KG07, A2, FRN, 3.123%, 8/25/32 1,750,000 1,587,581
KSG1, A2, 1.503%, 9/25/30 .... 651,000 545,280
KSG4, A2, FRN, 3.400%, 8/25/32 2,000,000 1,850,435
FHLMC, Multi-class Certificates ,
2021-P009, A1, 1.132%, 1/25/31 1,507,096 1,332,381
2021-P011, A1, 1.204%, 9/25/31 452,119 401,505
FNMA, REMIC ,
2017-M2, A2, FRN, 2.825%,
2/25/27 ................... 1,694,674 1,620,312
2018-M13, A2, FRN, 3.740%,
9/25/30 ................... 727,696 701,138
2018-M2, A2, FRN, 2.908%,
1/25/28 ................... 1,706,245 1,620,113
2018-M4, A2, FRN, 3.064%,
3/25/28 ................... 1,062,893 1,011,986
2018-M8, A2, FRN, 3.302%,
6/25/28 ................... 1,810,871 1,741,829
2019-M1, A2, FRN, 3.547%,
9/25/28 ................... 1,770,275 1,715,283
2019-M9, A2, 2.937%, 6/25/29 .. 1,686,480 1,584,513

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a a
Shares/
Principal
a
Value
a a a a
Commercial Mortgage-
Backed Securities
(continued)
Financials (continued)
FNMA, REMIC, (continued)
2021-M1S, A2, FRN, 1.383%,
12/25/30 .................. 2,700,000 $ 2,225,993
2023-M1S, A2, FRN, 4.506%,
4/25/33 ................... 2,000,000 2,006,426
GNMA ,
2013-101, AF, FRN, 2.850%,
9/16/50 ................... 658,613 635,089
2014-164, AN, FRN, 3.100%,
3/16/55 ................... 574,401 512,728
d
SLG Office Trust , 2021-OVA , A ,
144A, 2.585%, 7/15/41 ........ 1,500,000 1,242,377
28,603,967
a a a a a
Total Commercial Mortgage-Backed
Securities
(Cost $31,301,332) ................
28,603,967
Mortgage-Backed
Securities 20.7%
Federal Home Loan Mortgage
Corp. (FHLMC) Fixed Rate 5.2%
FHLMC Gold Pool, 20 Year, 3.000%,
3/01/35 ................... 2,588,477 2,434,063
FHLMC Pool, 15 Year, 4.000%,
7/01/37 ................... 1,740,286 1,712,748
FHLMC Pool, 30 Year, 3.000%,
12/01/49 .................. 1,618,377 1,448,903
FHLMC Pool, 30 Year, 2.000%,
2/01/51 ................... 2,386,232 1,985,345
FHLMC Pool, 30 Year, 4.000%,
8/01/51 ................... 3,166,218 3,015,104
FHLMC Pool, 30 Year, 3.000%,
4/01/52 ................... 4,553,612 4,038,622
FHLMC Pool, 30 Year, 4.500%,
8/01/52 ................... 1,799,916 1,754,044
FHLMC Pool, 30 Year, 5.500%,
9/01/52 ................... 3,732,776 3,792,511
FHLMC Pool, 30 Year, 5.500%,
11/01/52 .................. 3,682,551 3,717,228
FHLMC Pool, 30 Year, 5.500%,
12/01/52 .................. 1,840,621 1,851,703
FHLMC Pool, 30 Year, 5.500%,
1/01/53 ................... 2,893,049 2,911,013
FHLMC Pool, 30 Year, 5.500%,
3/01/53 ................... 5,668,881 5,718,214
FHLMC Pool, 30 Year, 6.000%,
6/01/53 ................... 2,917,064 2,994,568
FHLMC Pool, 30 Year, 6.500%,
6/01/53 ................... 1,869,410 1,921,314
FHLMC Pool, 30 Year, 5.000%,
8/01/53 ................... 2,940,933 2,910,180
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed
Securities
(continued)
Federal Home Loan Mortgage
Corp. (FHLMC) Fixed Rate (con-
tinued)
FHLMC Pool, 30 Year, 5.500%,
9/01/53 ................... 3,931,393 $ 3,965,212
46,170,772
Federal National Mortgage Asso-
ciation (FNMA) Fixed Rate 14.1%
FNMA, 15 Year, 2.000%, 3/01/36 .. 2,102,680 1,898,038
FNMA, 15 Year, 4.000%, 8/01/37 .. 1,646,545 1,627,188
FNMA, 20 Year, 2.000%, 11/01/40 . 1,598,141 1,376,652
FNMA, 20 Year, 2.000%, 12/01/40 . 3,782,215 3,257,776
FNMA, 20 Year, 2.500%, 12/01/40 . 2,342,138 2,086,551
FNMA, 20 Year, 3.000%, 1/01/42 .. 2,377,548 2,190,641
FNMA, 30 Year, 4.000%, 2/01/41 .. 1,289,791 1,242,016
FNMA, 30 Year, 4.000%, 1/01/42 .. 1,216,731 1,185,800
FNMA, 30 Year, 3.500%, 7/01/43 .. 3,293,733 3,102,492
FNMA, 30 Year, 3.000%, 11/01/46 . 2,547,963 2,321,778
FNMA, 30 Year, 3.500%, 9/01/49 .. 4,125,993 3,841,934
FNMA, 30 Year, 4.000%, 9/01/49 .. 2,318,630 2,218,466
FNMA, 30 Year, 3.500%, 1/01/50 .. 2,418,772 2,259,857
FNMA, 30 Year, 2.500%, 3/01/50 .. 1,566,977 1,345,300
FNMA, 30 Year, 2.500%, 8/01/50 .. 1,665,038 1,443,474
FNMA, 30 Year, 2.500%, 9/01/50 .. 5,482,168 4,695,835
FNMA, 30 Year, 2.000%, 10/01/50 . 3,013,131 2,464,291
FNMA, 30 Year, 1.500%, 11/01/50 . 2,249,717 1,764,898
FNMA, 30 Year, 2.500%, 11/01/50 . 1,660,903 1,424,380
FNMA, 30 Year, 2.000%, 12/01/50 . 1,492,752 1,234,978
FNMA, 30 Year, 2.500%, 12/01/50 . 3,431,845 2,948,080
FNMA, 30 Year, 2.500%, 1/01/51 .. 1,517,454 1,296,725
FNMA, 30 Year, 2.500%, 5/01/51 .. 1,536,333 1,311,659
FNMA, 30 Year, 2.500%, 7/01/51 .. 7,623,805 6,511,853
FNMA, 30 Year, 2.000%, 9/01/51 .. 2,693,347 2,202,706
FNMA, 30 Year, 2.000%, 10/01/51 . 2,616,134 2,142,600
FNMA, 30 Year, 2.500%, 10/01/51 . 2,475,220 2,108,124
FNMA, 30 Year, 2.500%, 11/01/51 . 2,737,568 2,331,414
FNMA, 30 Year, 3.500%, 1/01/52 .. 2,397,097 2,202,521
FNMA, 30 Year, 2.500%, 2/01/52 .. 3,435,794 2,924,704
FNMA, 30 Year, 3.000%, 2/01/52 .. 2,680,300 2,372,130
FNMA, 30 Year, 3.500%, 4/01/52 .. 6,245,579 5,733,358
FNMA, 30 Year, 3.500%, 6/01/52 .. 3,622,648 3,338,509
FNMA, 30 Year, 3.500%, 7/01/52 .. 3,639,162 3,368,110
FNMA, 30 Year, 4.000%, 7/01/52 .. 7,133,739 6,765,210
FNMA, 30 Year, 4.500%, 7/01/52 .. 2,825,311 2,740,687
FNMA, 30 Year, 4.500%, 8/01/52 .. 2,901,400 2,832,314
FNMA, 30 Year, 5.000%, 9/01/52 .. 2,918,111 2,895,443
FNMA, 30 Year, 4.500%, 10/01/52 . 2,730,047 2,657,827
FNMA, 30 Year, 6.000%, 11/01/52 . 2,767,962 2,817,385
FNMA, 30 Year, 4.500%, 1/01/53 .. 2,872,848 2,786,801
FNMA, 30 Year, 6.000%, 2/01/53 .. 2,756,807 2,827,570
FNMA, 30 Year, 5.000%, 3/01/53 .. 1,832,980 1,823,709
FNMA, 30 Year, 5.500%, 3/01/53 .. 1,890,209 1,899,504
FNMA, 30 Year, 5.500%, 5/01/53 .. 9,488,541 9,567,936
FNMA, 30 Year, 5.500%, 8/01/53 .. 2,867,597 2,895,809
126,285,033

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed
Securities
(continued)
Government National Mortgage
Association (GNMA) Fixed Rate
1.4%
GNMA I, 3.020%, 9/15/41 ....... 1,579,398 $ 1,403,345
GNMA II, Single-family, 30 Year,
2.500%, 7/20/52 ............. 1,778,360 1,556,021
GNMA II, Single-family, 30 Year,
2.500%, 8/20/52 ............. 5,439,578 4,760,182
GNMA II, Single-family, 30 Year,
3.000%, 6/20/53 ............. 5,280,262 4,792,403
12,511,951
Total Mortgage-Backed Securities
(Cost $198,285,635) ...............
184,967,756
Municipal Bonds 1.3%
California 0.5%
California Health Facilities Financing
Authority , State of California
Personal Income Tax , Revenue ,
2022 , 4.190%, 6/01/37 ........ 1,750,000 1,621,680
California State University ,
Revenue , 2021 B , Refunding ,
2.795%, 11/01/41 ............ 500,000 368,386
State of California , GO , 7.550%,
4/01/39 ................... 2,000,000 2,530,149
4,520,215
Massachusetts 0.6%
Commonwealth of Massachusetts ,
GO, 2016 F, 3.277%, 6/01/46 ... 2,000,000 1,613,265
COVID-19 Recovery Assessment,
Revenue, 2022 A, 3.881%,
1/15/31 .................. 2,000,000 1,945,113
University of Massachusetts
Building Authority ,
Revenue, 2009-2, 6.573%,
5/01/39 .................. 125,000 125,135
Revenue, 2010-2, 5.450%,
11/01/40 ................. 1,225,000 1,275,843
4,959,356
Oregon 0.2%
State of Oregon , GO , 2022 B ,
4.721%, 5/01/42 ............. 2,000,000 1,927,903
Total Municipal Bonds
(Cost $12,349,385) ................
11,407,474
Residential Mortgage-
Backed Securities 2.2%
Financials 2.2%
Angel Oak Mortgage Trust ,
d
2022-2, A1, 144A, FRN, 3.353%,
1/25/67 ................... 1,623,401 1,485,880
a a
Shares/
Principal
a
Value
a a a a
Residential Mortgage-
Backed Securities
(continued)
Financials (continued)
Angel Oak Mortgage Trust,
(continued)
d
2022-5, A1, 144A, 4.500%,
5/25/67 ................... 1,718,698 $ 1,679,484
Connecticut Avenue Securities
Trust ,
d
2021-R01, 1M2, 144A, FRN,
6.887%, (30-day SOFR Average +
1.550%), 10/25/41 ........... 645,000 644,977
d
2022-R08, 1M1, 144A, FRN,
7.887%, (30-day SOFR Average +
2.550%), 7/25/42 ............ 1,788,587 1,835,500
d
2023-R01, 1M1, 144A, FRN,
7.737%, (30-day SOFR Average +
2.400%), 12/25/42 ........... 1,329,684 1,356,189
d
2023-R06, 1M1, 144A, FRN,
7.037%, (30-day SOFR Average +
1.700%), 7/25/43 ............ 1,340,914 1,347,256
FHLMC STACR REMIC Trust ,
d
2020-HQA2, M2, 144A, FRN,
8.552%, (30-day SOFR Average +
3.214%), 3/25/50 ............ 990,354 1,023,530
d
2021-DNA5, M2, 144A, FRN,
6.987%, (30-day SOFR Average +
1.650%), 1/25/34 ............ 312,011 313,432
d
2022-DNA1, M1B, 144A, FRN,
7.187%, (30-day SOFR Average +
1.850%), 1/25/42 ............ 1,100,000 1,101,600
Flagstar Mortgage Trust ,
d
2021-5INV, A5, 144A, FRN,
2.500%, 7/25/51 ............. 715,130 626,775
d
2021-6INV, A6, 144A, FRN,
2.500%, 8/25/51 ............. 1,444,157 1,264,950
d
FNMA Connecticut Avenue
Securities , 2021-R02 , 2M2 , 144A,
FRN , 7.337%, ( 30-day SOFR
Average + 2.000% ), 11/25/41 ... 1,500,000 1,489,514
d
Mello Mortgage Capital Acceptance ,
2021-INV1 , A4 , 144A, FRN ,
2.500%, 6/25/51 ............. 752,788 659,179
New Residential Mortgage Loan
Trust ,
d
2019-2A, A1, 144A, FRN, 4.250%,
12/25/57 .................. 781,355 753,842
d
2019-4A, A1B, 144A, FRN,
3.500%, 12/25/58 ............ 339,342 316,435
d
2019-5A, A1B, 144A, FRN,
3.500%, 8/25/59 ............. 447,644 420,474
d
2019-RPL3, A1, 144A, FRN,
2.750%, 7/25/59 ............. 966,512 913,720
Sequoia Mortgage Trust ,
d
2018-CH1, A19, 144A, FRN,
4.000%, 3/25/48 ............. 63,410 58,164
d
2021-4, A4, 144A, FRN, 2.500%,
6/25/51 ................... 1,556,449 1,360,849

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
a a
Shares/
Principal
a
Value
a a a a
Residential Mortgage-
Backed Securities
(continued)
Financials (continued)
d
Towd Point Mortgage Trust , 2023-1 ,
A1 , 144A, 3.750%, 1/25/63 ..... 1,112,617 $ 1,056,834
19,708,584
a a a a a
Total Residential Mortgage-Backed
Securities
(Cost $20,621,805) ................
19,708,584
Supranational 10.1%
Council of Europe Development
Bank , 3.000%, 6/16/25 ........ 1,000,000 976,999
European Bank for Reconstruction
& Development ,
1.625%, 9/27/24 ............. 3,000,000 2,926,774
0.500%, 11/25/25 ............ 3,000,000 2,788,483
European Investment Bank ,
3.250%, 1/29/24 ............. 6,000,000 5,990,697
2.750%, 8/15/25 ............. 2,000,000 1,946,766
1.375%, 3/15/27 ............. 2,000,000 1,839,737
3.875%, 3/15/28 ............. 1,000,000 995,866
1.750%, 3/15/29 ............. 800,000 717,159
0.750%, 9/23/30 ............. 1,000,000 812,414
3.750%, 2/14/33 ............. 3,000,000 2,943,660
Inter-American Development Bank ,
2.625%, 1/16/24 ............. 3,000,000 2,996,957
0.340%, 10/15/24 ............ 4,000,000 3,851,579
1.750%, 3/14/25 ............. 3,000,000 2,897,543
0.625%, 7/15/25 ............. 3,000,000 2,827,417
0.875%, 4/20/26 ............. 2,000,000 1,854,847
1.500%, 1/13/27 ............. 2,000,000 1,852,878
0.625%, 9/16/27 ............. 600,000 530,088
3.500%, 9/14/29 ............. 4,500,000 4,388,974
1.125%, 1/13/31 ............. 3,250,000 2,680,099
3.500%, 4/12/33 ............. 2,000,000 1,914,074
Inter-American Investment Corp. ,
2.625%, 4/22/25 ............. 1,000,000 972,872
International Bank for
Reconstruction & Development ,
1.625%, 1/15/25 ............. 8,000,000 7,747,084
0.625%, 4/22/25 ............. 5,000,000 4,750,216
0.500%, 10/28/25 ............ 500,000 466,093
3.125%, 6/15/27 ............. 2,000,000 1,939,208
0.750%, 11/24/27 ............ 1,000,000 882,491
Zero Cpn ., 3/31/28 ........... 4,500,000 4,232,925
1.375%, 4/20/28 ............. 1,500,000 1,345,082
4.625%, 8/01/28 ............. 550,000 564,454
3.875%, 2/14/30 ............. 1,000,000 992,592
4.000%, 7/25/30 ............. 3,000,000 2,996,535
1.625%, 11/03/31 ............ 1,500,000 1,263,324
2.750%, 5/31/36 ............. 2,000,000 1,678,909
FRN, 5.728%, (SOFR Index +
0.370%), 2/11/31 ............ 2,000,000 1,984,861
d
International Development
Association , 144A, 0.375%,
9/23/25 ................... 3,200,000 2,984,847
a a
Shares/
Principal
a
Value
a a a a
Supranational
(continued)
International Finance Corp. ,
0.375%, 7/16/25 ............. 1,000,000 $ 939,084
0.750%, 10/08/26 ............ 2,250,000 2,053,564
4.375%, 1/15/27 ............. 1,000,000 1,008,179
Nordic Investment Bank ,
0.375%, 9/20/24 ............. 1,500,000 1,450,819
0.375%, 9/11/25 ............. 3,000,000 2,803,138
Total Supranational
(Cost $95,214,517) ................
90,789,288
Total Long Term Investments
(Cost $909,829,873) ...............
878,113,431
a
a
a
Certificates of Deposit 0.0%
c
Walden Mutual Bank, 4.935%,
11/13/24 .................. 500,000 499,116
(Cost $500,000)
Money Market 0.9%
f,g
JPMorgan Prime Money Market
Fund, 5.290% .............. 7,666,056 7,666,056
(Cost $7,666,056)
a
Total Investments 98.9%
(Cost $917,995,929) ..............
$886,278,603
Other Assets, less Liabilities 1.1% ..
10,059,686
Net Assets 100.0% ................
$896,338,289
a
Rounds to less than 0.05%.
b
Security valued using significant unobservable inputs.
c
Illiquid security.
d
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
e
Security or partial position of this security was on loan as of December
31, 2023. The total market value of securities on loan as of  December
31, 2023 was $52,167,924.
f
Rate shown represents annualized 7-day yield as of December 31,
2023.
g
Institutional Class shares.
LP Limited Partnership
PIK Payment In Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

Schedule of Investments, December 31, 2023
Impax High Yield Bond Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 0.4%
Healthcare 0.2%
a
Avantor, Inc. ................. 60,790 $ 1,387,836
Technology & Electronics 0.2%
a
Diebold Nixdorf, Inc. ........... 30,701 888,794
Total Common Stocks
(Cost $2,922,722) .................
2,276,630
BONDS: 96.3%
Community Investment
Notes 0.1%
Financial Services 0.1%
b,c
CEI Investments LLC , FRN ,
4.000%, 9/30/24 ............. 531,476 531,476
c
Envest Microfinance Cooperative ,
b
5.460%, 10/24/24 ........... 150,000 150,000
4.000%, 4/20/26 ............ 250,000 242,347
923,823
Total Community Investment Notes
(Cost $931,476) ..................
923,823
Corporate Bonds 92.1%
Automotive 5.3%
Allison Transmission, Inc. ,
d
144A, 4.750%, 10/01/27 ...... 1,200,000 1,160,271
d
144A, 5.875%, 6/01/29 ....... 1,925,000 1,920,373
d
144A, 3.750%, 1/30/31 ....... 2,475,000 2,189,409
Dana, Inc. , 4.500%, 2/15/32 .....
3,900,000 3,397,659
Ford Motor Co. , 3.250%, 2/12/32 ..
3,850,000 3,203,668
Ford Motor Credit Co. LLC ,
3.664%, 9/08/24 ............ 2,075,000 2,042,892
5.125%, 6/16/25 ............ 3,750,000 3,704,491
2.700%, 8/10/26 ............ 1,850,000 1,714,272
d
Gates Global LLC / Gates Corp. ,
144A, 6.250%, 1/15/26 ........ 3,075,000 3,062,977
d
IHO Verwaltungs GmbH , 144A, PIK,
6.375%, 5/15/29 ............. 3,750,000 3,684,555
ZF North America Capital, Inc. ,
d
144A, 6.875%, 4/14/28 ....... 1,575,000 1,633,108
d
144A, 7.125%, 4/14/30 ....... 1,800,000 1,920,526
29,634,201
Banking 0.6%
PNC Financial Services Group,
Inc. (The) , V , Junior Sub. Bond ,
6.2% to 9/14/27, FRN thereafter ,
Perpetual .................. 3,250,000 3,167,898
Basic Industry 7.9%
Advanced Drainage Systems, Inc. ,
d
144A, 5.000%, 9/30/27 ....... 1,600,000 1,545,576
d
144A, 6.375%, 6/15/30 ....... 2,450,000 2,469,927
ATI, Inc. ,
7.250%, 8/15/30 ............ 2,000,000 2,083,243
a a
Shares/
Principal
a
Value
a a a a
Basic Industry (continued)
ATI, Inc., (continued)
5.125%, 10/01/31 ........... 1,800,000 $ 1,672,324
d
Avient Corp. , 144A, 7.125%,
8/01/30 ................... 2,060,000 2,144,252
d
CVR Partners LP / CVR Nitrogen
Finance Corp. , 144A, 6.125%,
6/15/28 ................... 3,800,000 3,549,561
d
Dycom Industries, Inc. , 144A,
4.500%, 4/15/29 ............. 1,450,000 1,347,194
d
Interface, Inc. , 144A, 5.500%,
12/01/28 .................. 5,455,000 5,049,820
d
Knife River Corp. , 144A, 7.750%,
5/01/31 ................... 2,250,000 2,397,341
MDC Holdings, Inc. ,
3.850%, 1/15/30 ............ 2,000,000 1,831,122
6.000%, 1/15/43 ............ 2,500,000 2,329,440
Mercer International, Inc. ,
5.500%, 1/15/26 ............ 1,075,000 1,030,248
5.125%, 2/01/29 ............ 1,325,000 1,139,883
d
144A, 12.875%, 10/01/28 ..... 1,800,000 1,969,744
d
Novelis Corp. , 144A, 4.750%,
1/30/30 ................... 2,300,000 2,166,723
Olympus Water US Holding Corp. ,
d
144A, 4.250%, 10/01/28 ...... 1,975,000 1,779,395
d
144A, 9.750%, 11/15/28 ...... 1,000,000 1,062,643
Shea Homes LP / Shea Homes
Funding Corp. ,
4.750%, 2/15/28 ............ 2,100,000 1,976,615
4.750%, 4/01/29 ............ 1,075,000 994,633
Standard Industries, Inc. ,
d
144A, 5.000%, 2/15/27 ....... 2,700,000 2,634,395
d
144A, 4.375%, 7/15/30 ....... 3,875,000 3,563,385
44,737,464
Capital Goods 7.7%
d
ARD Finance SA , 144A, PIK,
6.500%, 6/30/27 ............. 2,175,000 1,018,520
d
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance plc , 144A,
3.250%, 9/01/28 ............. 1,075,000 941,677
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc. ,
d
144A, 4.125%, 8/15/26 ....... 1,600,000 1,461,352
d
144A, 5.250%, 8/15/27 ....... 3,525,000 2,742,590
d
ATS Corp. , 144A, 4.125%, 12/15/28 3,150,000 2,899,357
Ball Corp. ,
6.875%, 3/15/28 ............ 1,100,000 1,143,524
6.000%, 6/15/29 ............ 1,800,000 1,840,361
d
Chart Industries, Inc. , 144A,
7.500%, 1/01/30 ............. 2,000,000 2,092,994
d
Clydesdale Acquisition Holdings,
Inc. , 144A, 8.750%, 4/15/30 .... 2,350,000 2,193,905
d
Emerald Debt Merger Sub LLC ,
144A, 6.625%, 12/15/30 ....... 2,500,000 2,556,550
d
GrafTech Finance, Inc. , 144A,
4.625%, 12/15/28 ............ 2,850,000 1,892,799

Schedule of Investments
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
a a
Shares/
Principal
a
Value
a a a a
Capital Goods (continued)
d
GrafTech Global Enterprises, Inc. ,
144A, 9.875%, 12/15/28 ....... 1,000,000 $ 772,500
d
Graphic Packaging International
LLC , 144A, 3.750%, 2/01/30 ... 5,400,000 4,868,460
Howmet Aerospace, Inc. ,
5.900%, 2/01/27 ............ 1,075,000 1,103,386
6.750%, 1/15/28 ............ 2,025,000 2,133,388
d
OI European Group BV , 144A,
4.750%, 2/15/30 ............. 2,100,000 1,966,134
Owens-Brockway Glass Container,
Inc. ,
d
144A, 6.625%, 5/13/27 ....... 1,875,000 1,877,494
d
144A, 7.250%, 5/15/31 ....... 1,667,000 1,692,238
Regal Rexnord Corp. ,
d
144A, 6.050%, 4/15/28 ....... 1,550,000 1,570,354
d
144A, 6.400%, 4/15/33 ....... 3,450,000 3,598,639
d
Terex Corp. , 144A, 5.000%, 5/15/29 3,150,000 2,972,356
43,338,578
Consumer Goods 5.8%
d
BellRing Brands, Inc. , 144A,
7.000%, 3/15/30 ............. 3,000,000 3,107,355
d
Chobani LLC / Chobani Finance
Corp., Inc. , 144A, 7.500%,
4/15/25 ................... 2,000,000 1,991,710
d
Darling Ingredients, Inc. , 144A,
6.000%, 6/15/30 ............. 5,800,000 5,808,178
Lamb Weston Holdings, Inc. ,
d
144A, 4.125%, 1/31/30 ....... 2,100,000 1,937,985
d
144A, 4.375%, 1/31/32 ....... 2,100,000 1,918,421
d
Land O' Lakes, Inc. , Junior Sub.
Bond , 144A, 7.000%, Perpetual . 1,685,000 1,263,750
Newell Brands, Inc. ,
4.875%, 6/01/25 ............ 1,200,000 1,181,245
6.375%, 9/15/27 ............ 2,275,000 2,265,824
d
Performance Food Group, Inc. ,
144A, 5.500%, 10/15/27 ....... 2,150,000 2,120,768
Post Holdings, Inc. ,
d
144A, 5.750%, 3/01/27 ....... 758,000 752,597
d
144A, 5.500%, 12/15/29 ...... 3,500,000 3,376,145
d
144A, 4.500%, 9/15/31 ....... 3,075,000 2,759,878
d
United Natural Foods, Inc. , 144A,
6.750%, 10/15/28 ............ 5,375,000 4,358,372
32,842,228
Financial Services 2.7%
Ally Financial, Inc. ,
Sub. Bond, 5.750%, 11/20/25 .. 3,000,000 2,983,600
Sub. Bond, 6.700%, 2/14/33 ... 3,100,000 3,106,873
Block, Inc. ,
2.750%, 6/01/26 ............ 1,075,000 1,014,429
3.500%, 6/01/31 ............ 1,500,000 1,334,701
OneMain Finance Corp. ,
6.875%, 3/15/25 ............ 1,000,000 1,013,085
3.500%, 1/15/27 ............ 1,450,000 1,342,931
6.625%, 1/15/28 ............ 1,125,000 1,136,592
a a
Shares/
Principal
a
Value
a a a a
Financial Services (continued)
PennyMac Financial Services, Inc. ,
d
144A, 4.250%, 2/15/29 ....... 1,075,000 $ 968,864
d
144A, 5.750%, 9/15/31 ....... 2,600,000 2,410,086
15,311,161
Healthcare 8.4%
AdaptHealth LLC ,
d
144A, 6.125%, 8/01/28 ....... 2,075,000 1,793,143
d
144A, 4.625%, 8/01/29 ....... 1,075,000 831,024
Avantor Funding, Inc. ,
d
144A, 4.625%, 7/15/28 ....... 5,600,000 5,416,382
d
144A, 3.875%, 11/01/29 ...... 2,100,000 1,909,031
Centene Corp. ,
4.250%, 12/15/27 ........... 1,075,000 1,036,637
4.625%, 12/15/29 ........... 2,350,000 2,255,958
d
Cheplapharm Arzneimittel GmbH ,
144A, 5.500%, 1/15/28 ........ 2,525,000 2,390,323
Encompass Health Corp. , 4.750%,
2/01/30 ................... 2,875,000 2,710,623
d
Fortrea Holdings, Inc. , 144A,
7.500%, 7/01/30 ............. 1,000,000 1,028,222
d
Garden Spinco Corp. , 144A,
8.625%, 7/20/30 ............. 2,650,000 2,834,032
d
HealthEquity, Inc. , 144A, 4.500%,
10/01/29 .................. 3,000,000 2,789,278
d
IQVIA, Inc. , 144A, 5.000%, 5/15/27 2,750,000 2,700,693
d
Medline Borrower LP , 144A,
5.250%, 10/01/29 ............ 1,975,000 1,864,235
Organon & Co. / Organon Foreign
Debt Co-Issuer BV ,
d
144A, 4.125%, 4/30/28 ....... 1,425,000 1,312,984
d
144A, 5.125%, 4/30/31 ....... 2,350,000 2,012,598
Prestige Brands, Inc. ,
d
144A, 5.125%, 1/15/28 ....... 2,175,000 2,114,252
d
144A, 3.750%, 4/01/31 ....... 900,000 787,744
d
Star Parent, Inc. , 144A, 9.000%,
10/01/30 .................. 1,050,000 1,107,858
Tenet Healthcare Corp. ,
5.125%, 11/01/27 ........... 3,600,000 3,521,794
6.125%, 10/01/28 ........... 1,825,000 1,821,441
6.125%, 6/15/30 ............ 3,925,000 3,973,423
d
144A, 6.750%, 5/15/31 ....... 1,100,000 1,125,630
47,337,305
Insurance 1.8%
d
HUB International Ltd. , 144A,
7.250%, 6/15/30 ............. 2,900,000 3,065,025
d
Liberty Mutual Group, Inc. , 144A,
4.125% to 12/14/26, FRN
thereafter , 12/15/51 .......... 5,000,000 4,199,276
d
NFP Corp. , 144A, 7.500%, 10/01/30 2,500,000 2,663,029
9,927,330
Leisure 2.3%
d
Lindblad Expeditions Holdings, Inc. ,
144A, 9.000%, 5/15/28 ........ 1,825,000 1,895,199

Schedule of Investments
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
a a
Shares/
Principal
a
Value
a a a a
Leisure (continued)
d
Lindblad Expeditions LLC , 144A,
6.750%, 2/15/27 ............. 1,725,000 $ 1,717,841
Park Intermediate Holdings LLC /
PK Domestic Property LLC / PK
Finance Co-Issuer ,
d
144A, 5.875%, 10/01/28 ...... 1,050,000 1,033,615
d
144A, 4.875%, 5/15/29 ....... 3,600,000 3,336,268
d
Viking Cruises Ltd. , 144A, 7.000%,
2/15/29 ................... 2,000,000 1,984,800
d
Viking Ocean Cruises Ship VII Ltd. ,
144A, 5.625%, 2/15/29 ........ 3,150,000 3,073,959
13,041,682
Media 11.1%
d
Cars.com, Inc. , 144A, 6.375%,
11/01/28 .................. 3,750,000 3,619,894
CCO Holdings LLC / CCO Holdings
Capital Corp. ,
4.500%, 5/01/32 ............ 3,925,000 3,366,824
d
144A, 5.125%, 5/01/27 ....... 1,075,000 1,039,304
d
144A, 5.375%, 6/01/29 ....... 3,275,000 3,091,539
d
144A, 4.750%, 3/01/30 ....... 8,375,000 7,664,799
d
144A, 7.375%, 3/01/31 ....... 2,000,000 2,053,978
Cimpress plc , 7.000%, 6/15/26 ...
1,925,000 1,883,016
d
Clear Channel International BV ,
144A, 6.625%, 8/01/25 ........ 1,410,000 1,417,955
d
Clear Channel Outdoor Holdings,
Inc. , 144A, 7.750%, 4/15/28 .... 1,425,000 1,229,995
CSC Holdings LLC ,
d
144A, 5.500%, 4/15/27 ....... 1,500,000 1,387,451
d
144A, 6.500%, 2/01/29 ....... 800,000 706,716
d
144A, 5.750%, 1/15/30 ....... 2,725,000 1,699,146
d
144A, 4.125%, 12/01/30 ...... 2,025,000 1,542,888
d
Directv Financing LLC / Directv
Financing Co-Obligor, Inc. , 144A,
5.875%, 8/15/27 ............. 3,900,000 3,667,548
DISH DBS Corp. ,
5.875%, 11/15/24 ........... 875,000 821,229
7.375%, 7/01/28 ............ 2,025,000 1,212,475
d
144A, 5.750%, 12/01/28 ...... 1,575,000 1,259,173
d
DISH Network Corp. , 144A,
11.750%, 11/15/27 ........... 2,300,000 2,402,746
d
Gray Escrow II, Inc. , 144A, 5.375%,
11/15/31 .................. 2,875,000 2,172,345
d
Gray Television, Inc. , 144A, 4.750%,
10/15/30 .................. 3,175,000 2,393,680
iHeartCommunications , Inc. ,
d
144A, 5.250%, 8/15/27 ....... 1,675,000 1,332,496
d
144A, 4.750%, 1/15/28 ....... 2,025,000 1,559,736
Nexstar Media, Inc. ,
d
144A, 5.625%, 7/15/27 ....... 1,550,000 1,500,068
d
144A, 4.750%, 11/01/28 ...... 3,025,000 2,789,913
Sirius XM Radio, Inc. ,
d
144A, 4.000%, 7/15/28 ....... 1,700,000 1,573,321
d
144A, 5.500%, 7/01/29 ....... 2,075,000 2,008,423
d
144A, 4.125%, 7/01/30 ....... 2,025,000 1,807,095
a a
Shares/
Principal
a
Value
a a a a
Media (continued)
Univision Communications, Inc. ,
d
144A, 8.000%, 8/15/28 ....... 1,000,000 $ 1,032,350
d
144A, 4.500%, 5/01/29 ....... 3,725,000 3,327,850
d
VTR Comunicaciones SpA , 144A,
5.125%, 1/15/28 ............. 1,803,000 903,384
d
VTR Finance NV , 144A, 6.375%,
7/15/28 ................... 1,175,000 307,628
62,774,965
Pfd-Banking 0.7%
Bank of America Corp. , Junior Sub.
Bond , 4.3% to 1/27/25, FRN
thereafter , Perpetual ......... 4,000,000 3,775,567
Real Estate 4.7%
d
Five Point Operating Co. LP /
Five Point Capital Corp. , 144A,
7.875%, 11/15/25 ............ 2,000,000 1,981,890
HAT Holdings I LLC / HAT Holdings
II LLC ,
d
144A, 6.000%, 4/15/25 ....... 1,475,000 1,472,374
d
144A, 3.375%, 6/15/26 ....... 3,250,000 3,056,606
d
144A, 8.000%, 6/15/27 ....... 2,000,000 2,085,188
Iron Mountain, Inc. ,
d
144A, 5.000%, 7/15/28 ....... 1,925,000 1,851,281
d
144A, 4.875%, 9/15/29 ....... 5,050,000 4,788,276
Kennedy-Wilson, Inc. ,
4.750%, 2/01/30 ............ 2,925,000 2,374,574
5.000%, 3/01/31 ............ 1,000,000 795,440
d
Rithm Capital Corp. , 144A, 6.250%,
10/15/25 .................. 2,175,000 2,143,397
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital LLC ,
d
144A, 10.500%, 2/15/28 ...... 1,550,000 1,572,723
d
144A, 4.750%, 4/15/28 ....... 3,075,000 2,653,512
d
144A, 6.500%, 2/15/29 ....... 2,075,000 1,499,497
26,274,758
Retail 5.5%
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons LP / Albertsons
LLC ,
d
144A, 4.625%, 1/15/27 ....... 2,200,000 2,140,221
d
144A, 6.500%, 2/15/28 ....... 2,000,000 2,025,146
d
144A, 3.500%, 3/15/29 ....... 1,175,000 1,068,253
Bath & Body Works, Inc. ,
6.950%, 3/01/33 ............ 2,400,000 2,401,738
d
144A, 6.625%, 10/01/30 ...... 2,750,000 2,812,403
Crocs, Inc. ,
d
144A, 4.250%, 3/15/29 ....... 2,600,000 2,331,587
d
144A, 4.125%, 8/15/31 ....... 3,050,000 2,584,652
Macy's Retail Holdings LLC ,
5.125%, 1/15/42 ............ 1,000,000 781,425
d
144A, 5.875%, 4/01/29 ....... 825,000 792,925
d
144A, 6.125%, 3/15/32 ....... 1,525,000 1,444,899
d
144A, 6.700%, 7/15/34 ....... 3,200,000 2,718,080
New Albertsons LP , 7.750%, 6/15/26
1,025,000 1,044,214

Schedule of Investments
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
a a
Shares/
Principal
a
Value
a a a a
Retail (continued)
d
NMG Holding Co., Inc. / Neiman
Marcus Group LLC , 144A,
7.125%, 4/01/26 ............. 1,200,000 $ 1,154,102
Safeway, Inc. , 7.250%, 2/01/31 ...
2,925,000 3,056,669
d
SEG Holding LLC / SEG Finance
Corp. , 144A, 5.625%, 10/15/28 . 1,900,000 1,909,215
d
Victoria's Secret & Co. , 144A,
4.625%, 7/15/29 ............. 3,625,000 3,032,571
31,298,100
Services 9.1%
d
Albion Financing 1 SARL / Aggreko
Holdings, Inc. , 144A, 6.125%,
10/15/26 .................. 2,650,000 2,628,111
d
Albion Financing 2 SARL , 144A,
8.750%, 4/15/27 ............. 1,550,000 1,519,000
d
Camelot Finance SA , 144A,
4.500%, 11/01/26 ............ 2,175,000 2,125,073
d
Clarivate Science Holdings Corp. ,
144A, 3.875%, 7/01/28 ........ 2,425,000 2,288,580
d
Clean Harbors, Inc. , 144A, 6.375%,
2/01/31 ................... 2,000,000 2,033,440
d
GFL Environmental, Inc. , 144A,
4.000%, 8/01/28 ............. 2,925,000 2,705,676
d
GPD Cos., Inc. , 144A, 10.125%,
4/01/26 ................... 3,725,000 3,447,488
d
GYP Holdings III Corp. , 144A,
4.625%, 5/01/29 ............. 1,925,000 1,768,494
d
Hertz Corp. (The) , 144A, 5.000%,
12/01/29 .................. 3,475,000 2,855,070
d
Maxim Crane Works Holdings
Capital LLC , Secured Note , 144A,
11.500%, 9/01/28 ............ 2,200,000 2,282,478
d
NESCO Holdings II, Inc. , Secured
Note , 144A, 5.500%, 4/15/29 ... 3,400,000 3,147,023
Prime Security Services Borrower
LLC / Prime Finance, Inc. ,
d
144A, 5.750%, 4/15/26 ....... 2,050,000 2,062,399
d
Secured Note, 144A, 6.250%,
1/15/28 ................... 2,000,000 1,989,897
Staples, Inc. ,
d
144A, 7.500%, 4/15/26 ....... 4,300,000 4,004,342
d
144A, 10.750%, 4/15/27 ...... 2,925,000 2,134,251
United Rentals North America, Inc. ,
5.250%, 1/15/30 ............. 3,550,000 3,499,469
d
WASH Multifamily Acquisition, Inc. ,
144A, 5.750%, 4/15/26 ........ 4,050,000 3,901,798
Williams Scotsman, Inc. ,
d
144A, 4.625%, 8/15/28 ....... 2,425,000 2,292,866
d
144A, 7.375%, 10/01/31 ...... 1,800,000 1,888,888
d
ZipRecruiter, Inc. , 144A, 5.000%,
1/15/30 ................... 3,208,000 2,804,468
51,378,811
Technology & Electronics 8.3%
d
Ciena Corp. , 144A, 4.000%, 1/31/30 2,300,000 2,097,267
d
Coherent Corp. , 144A, 5.000%,
12/15/29 .................. 3,300,000 3,137,640
a a
Shares/
Principal
a
Value
a a a a
Technology & Electronics (continued)
d
CommScope, Inc. , 144A, 6.000%,
3/01/26 ................... 1,000,000 $ 892,200
Crowdstrike Holdings, Inc. , 3.000%,
2/15/29 ................... 2,000,000 1,809,663
d
Entegris Escrow Corp. , 144A,
5.950%, 6/15/30 ............. 2,125,000 2,114,594
Gen Digital, Inc. ,
d
144A, 6.750%, 9/30/27 ....... 2,000,000 2,035,908
d
144A, 7.125%, 9/30/30 ....... 1,150,000 1,203,061
d
Imola Merger Corp. , 144A, 4.750%,
5/15/29 ................... 3,625,000 3,448,639
d
NCR Voyix Corp. , 144A, 5.125%,
4/15/29 ................... 5,675,000 5,401,020
Nokia OYJ , 6.625%, 5/15/39 .....
3,025,000 2,999,209
Open Text Corp. ,
d
144A, 6.900%, 12/01/27 ...... 2,000,000 2,080,552
d
144A, 3.875%, 12/01/29 ...... 3,375,000 3,030,257
d
PTC, Inc. , 144A, 4.000%, 2/15/28 . 2,525,000 2,395,127
d
Rackspace Technology Global, Inc. ,
144A, 5.375%, 12/01/28 ....... 1,350,000 486,128
d
Sensata Technologies BV , 144A,
5.875%, 9/01/30 ............. 4,525,000 4,500,480
d
VM Consolidated, Inc. , 144A,
5.500%, 4/15/29 ............. 4,725,000 4,466,369
d
ZoomInfo Technologies LLC /
ZoomInfo Finance Corp. , 144A,
3.875%, 2/01/29 ............. 5,019,000 4,555,344
46,653,458
Telecommunications 7.1%
d
Altice Financing SA , 144A, 5.750%,
8/15/29 ................... 3,000,000 2,666,230
Altice France Holding SA ,
d
144A, 10.500%, 5/15/27 ...... 4,070,000 2,639,961
d
144A, 6.000%, 2/15/28 ....... 1,025,000 493,234
Altice France SA ,
d
144A, 5.500%, 1/15/28 ....... 3,275,000 2,699,796
d
144A, 5.125%, 7/15/29 ....... 4,050,000 3,156,405
d
Cogent Communications Group,
Inc. , 144A, 7.000%, 6/15/27 .... 3,379,000 3,399,054
d
Digicel International Finance Ltd. /
Digicel international Holdings Ltd. ,
144A, 8.750%, 5/25/24 ........ 1,000,000 936,290
c,d
Digicel Ltd. , 144A, 6.750%, 3/01/23 900,000 22,500
Frontier Communications Holdings
LLC ,
d
144A, 5.000%, 5/01/28 ....... 2,725,000 2,520,889
d
144A, 8.750%, 5/15/30 ....... 1,750,000 1,801,640
d
Level 3 Financing, Inc. , 144A,
4.625%, 9/15/27 ............. 1,925,000 1,156,781
c,d
Ligado Networks LLC , 144A, FRN ,
15.500%, 1/31/24 ............ 3,034,777 580,401
d
Lumen Technologies, Inc. , 144A,
4.000%, 2/15/27 ............. 900,000 581,679
d
Sable International Finance Ltd. ,
144A, 5.750%, 9/07/27 ........ 3,364,000 3,180,797

Schedule of Investments
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
a a
Shares/
Principal
a
Value
a a a a
Telecommunications (continued)
Sprint Capital Corp. ,
6.875%, 11/15/28 ........... 2,025,000 $ 2,195,538
8.750%, 3/15/32 ............ 1,950,000 2,409,104
Sprint LLC , 7.125%, 6/15/24 .....
1,000,000 1,005,012
Telecom Italia Capital SA , 7.200%,
7/18/36 ................... 1,625,000 1,633,359
d
Virgin Media Finance plc , 144A,
5.000%, 7/15/30 ............. 925,000 816,694
d
Virgin Media Secured Finance plc ,
144A, 5.500%, 5/15/29 ........ 2,575,000 2,490,970
d
Vmed O2 UK Financing I plc , 144A,
4.750%, 7/15/31 ............. 2,100,000 1,877,150
d
VZ Secured Financing BV , 144A,
5.000%, 1/15/32 ............. 1,975,000 1,688,519
39,952,003
Utility 3.1%
Clearway Energy Operating LLC ,
d
144A, 4.750%, 3/15/28 ....... 2,175,000 2,097,100
d
144A, 3.750%, 2/15/31 ....... 1,925,000 1,697,803
d
144A, 3.750%, 1/15/32 ....... 1,150,000 1,003,209
d
Leeward Renewable Energy
Operations LLC , 144A, 4.250%,
7/01/29 ................... 4,500,000 3,925,355
d
Pattern Energy Operations LP /
Pattern Energy Operations, Inc. ,
144A, 4.500%, 8/15/28 ........ 3,150,000 2,981,930
d
Sunnova Energy Corp. , 144A,
5.875%, 9/01/26 ............. 2,900,000 2,471,206
TerraForm Power Operating LLC ,
d
144A, 5.000%, 1/31/28 ....... 1,525,000 1,482,626
d
144A, 4.750%, 1/15/30 ....... 2,025,000 1,885,487
17,544,716
Total Corporate Bonds
(Cost $551,571,835) ...............
518,990,225
Shares/
Principal
Loans 4.1%
Basic Industry 0.7%
e
ASP Unifrax Holdings, Inc. , Class
First Lien, USD CME Term
Loan , 9.290% ( 3-month SOFR +
3.750% ), 12/12/25 ........... 1,968,912 1,841,809
e
LBM Acquisition LLC , Class First
Lien, Initial CME Term Loan ,
9.198% ( 1-month SOFR +
3.750% ), 12/17/27 ........... 2,368,936 2,346,360
4,188,169
a a a a a
Consumer Goods 0.9%
e
Osmosis Buyer Ltd. , Class 2022
Refinancing CME Term Loan,
B , 9.093% ( 1-month SOFR +
3.750% ), 7/31/28 ............ 1,970,000 1,973,960
a a
Shares/
Principal
a
Value
a a a a
Loans
(continued)
Consumer Goods (continued)
e
Whole Earth Brands, Inc. , Class
CME Term Loan , 9.998% ( 3-month
SOFR + 4.500% ), 2/05/28 ..... 2,993,058 $ 2,603,960
4,577,920
a a a a a
Healthcare 1.3%
e
Medline Borrower LP , Class
Initial Dollar CME Term Loan ,
8.470% ( 1-month SOFR +
3.000% ), 10/23/28 ........... 4,949,698 4,980,238
e
Star Parent, Inc. , Class CME Term
Loan , 9.348% ( 3-month SOFR +
4.000% ), 9/27/30 ............ 2,000,000 1,981,390
6,961,628
a a a a a
Technology & Electronics 0.6%
e
Diebold Nixdorf, Inc. , Class CME
Term Loan , 12.860% ( 1-month
SOFR + 7.500% ), 8/11/28 ..... 1,884,260 1,942,549
e
McAfee Corp. , Class CME Term
Loan, B1 , 9.193% ( 1-month SOFR
+ 3.750% ), 3/01/29 .......... 1,723,750 1,721,242
3,663,791
a a a a a
Telecommunications 0.2%
e
Digicel International Finance Ltd. ,
Class First Lien, Initial Term Loan,
B , 8.981% ( 3-month USD LIBOR +
3.250% ), 5/28/24 ............ 971,583 909,159
Transportation 0.4%
e
SkyMiles IP Ltd. (Delta Air Lines,
Inc.) , Class Initial CME Term
Loan , 9.166% ( 3-month SOFR +
3.750% ), 10/20/27 ........... 2,400,000 2,461,248
Total Loans
(Cost $22,853,464) ................
22,761,915
Total Long Term Investments
(Cost $578,279,497) ...............
544,952,593
a
a
Certificates of Deposit 0.2%
c
Shared Interest, Inc., 0.550%,
9/30/24 ................... 500,000 500,000
c
Walden Mutual Bank, 4.935%,
11/13/24 .................. 500,000 499,116
Total Certificates of Deposit
(Cost $1,000,000) .................
999,116

Schedule of Investments
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
a a
Shares/
Principal
a
Value
a a a a a
Money Market 1.5%
f,g
JPMorgan Prime Money Market
Fund, 5.290% .............. 8,429,106 $ 8,429,106
(Cost $8,429,106)
a
Total Investments 98.4%
(Cost $587,708,603) ..............
$554,380,815
Other Assets, less Liabilities 1.6% ..
8,960,682
Net Assets 100.0% ................
$563,341,497
a
Non -income producing security.
b
Security valued using significant unobservable inputs.
c
Illiquid security.
d
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
e
Rate shown reflects the accrual rate as of December 31, 2023 on securities with variable or step rates.
f
Rate shown represents annualized 7-day yield as of December 31,
2023.
g
Institutional Class shares.
CME Chicago Mercantile Exchange
LIBOR London Interbank Offer Rate
LP Limited Partnership
PIK Payment In Kind
SOFR Secured Overnight Financing Rate

Schedule of Investments, December 31, 2023
Impax Sustainable Allocation Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
a a
Shares/
Principal
a
Value
a a a a a
–
Affiliated Investment
Companies 99.2%
a
Impax Core Bond Fund , Class
Institutional ................ 91,989,678 $ 816,868,344
a
Impax Ellevate Global Women's
Leadership Fund , Class
Institutional ................ 2,095,600 66,891,544
a
Impax Global Environmental
Markets Fund , Class Institutional 2,656,703 60,307,152
a
Impax Global Opportunities Fund ,
Class Institutional ............ 4,095,396 64,830,125
a
Impax Global Sustainable
Infrastructure Fund , Class
Institutional ................ 6,401,468 58,509,418
a
Impax High Yield Bond Fund , Class
Institutional ................ 17,194,651 103,167,907
a
Impax International Sustainable
Economy Fund , Class Institutional 11,559,969 115,830,889
a
Impax Large Cap Fund , Class
Institutional ................ 67,987,617 902,875,554
a,b
Impax Small Cap Fund , Class
Institutional ................ 5,641,695 91,733,966
2,281,014,899
Total Affiliated Investment Companies
(Cost $ 2,044,205,432 ) .............
2,281,014,899
Money Market 0.7%
a,c
JPMorgan Prime Money Market
Fund , 5.290% .............. 15,579,523 15,579,523
(Cost $15,579,523)
a
Total Investments 99 .9%
(Cost $ 2,059,784,955 ) .............
$2,296,594,422
Other Assets, less Liabilities 0 .1% ..
2,720,248
Net Assets 100.0% ................
$2,299,314,670
a
Institutional Class shares.
b
Non-income producing security.
c
Rate shown represents annualized 7-day yield as of December 31,
2023.

Financial Statements
Statements of Assets and Liabilities
December 31, 2023
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
91
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
Fund
Assets:
Investments, at cost - Note A ............... $988,797,882 $604,823,362 $197,882,832 $90,047,263
Investments in unaffiliated issuers, at value .... $1,442,043,773 $677,513,383 $290,795,909 $93,782,728
Total investments, at value - Note A
1
1,442,043,773 677,513,383 290,795,909 93,782,728
Foreign currency, at value (cost $–, $–, $– and
$46,339, respectively) .................... — — — 46,335
Receivables:
Capital stock sold ...................... 723,953 610,210 74,667 33,887
Dividends and interest - Note A ............ 1,827,805 528,592 300,943 184,297
Investment securities sold ................ — 1,097,049 — —
Investment Adviser reimbursement ......... — — 43,259 8,368
Due from custodian ..................... — — — 1,397,763
Other ............................... — 1,391 — 110,268
Total assets ....................... 1,444,595,531 679,750,625 291,214,778 95,563,646
Liabilities:
Collateral on securities loaned, at value ....... — 837,000 997,095 175,675
Payables:
Capital stock reacquired ................. 376,126 435,591 53,358 19,268
Investment securities purchased ........... — 760,190 — 1,397,763
Payable to bank ....................... — — — 10,462
Accrued expenses: ......................
Investment advisory fees - Note B .......... 783,273 419,113 151,931 54,391
Distribution expense .................... 12,234 22,417 40,530 1,327
Transfer agent fees ..................... 87,365 105,570 — —
Printing and other shareholder communication
fees ................................ 10,781 21,751 — —
Custodian fees ........................ 54,652 29,581 — —
Legal and audit fees .................... 40,426 31,222 — —
Other accrued expenses ................. 54,203 61,201 — —
Total liabilities ...................... 1,419,060 2,723,636 1,242,914 1,658,886
Net assets, at value .............. $1,443,176,471 $677,026,989 $289,971,864 $93,904,760
Net assets consist of:
Paid-in capital .......................... $979,997,278 $612,904,715 $178,602,141 $100,553,817
Total distributable earnings (losses) .......... 463,179,193 64,122,274 111,369,723 (6,649,057)
Net assets, at value .............. $1,443,176,471 $677,026,989 $289,971,864 $93,904,760
1
Investments at market value include securities loaned. At December 31, 2023, the Impax Large Cap Fund, Impax Small Cap Fund, Impax US
Sustainable Economy Fund and Impax Global Sustainable Infrastructure Fund had total market values of securities on loan of $47,208,979,
$819,330, $1,602,803 and $1,367,684 respectively.

Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2023
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Annual Report SEE NOTES TO FINANCIAL STATEMENTS
92
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global Social
Leaders Fund
Global
Women’s
Leadership
Fund
Assets:
Investments, at cost - Note A ............... $96,561,078 $1,852,174,543 $1,506,523 $646,499,489
Investments in unaffiliated issuers, at value .... $122,187,162 $2,443,219,889 $1,574,676 $834,068,307
Total investments, at value - Note A
1
122,187,162 2,443,219,889 1,574,676 834,068,307
Cash ................................. 1,723 — — —
Foreign currency, at value (cost $446, $4,283, $–
and $140,581, respectively) ................ 445 4,293 — 140,638
Receivables:
Capital stock sold ...................... 10,082 1,442,287 — 690,518
Dividends and interest - Note A ............ 11,398 1,930,698 1,542 709,677
Investment securities sold ................ — 6,261,749 154,245 —
Investment Adviser reimbursement ......... 9,857 — 32,341 —
Due from custodian ..................... — — — 5,363
Other ............................... 68,490 1,813,887 — 512,788
Total assets ....................... 122,289,157 2,454,672,803 1,762,804 836,127,291
Liabilities:
Collateral on securities loaned, at value ....... — — — 244,637
Payables:
Capital stock reacquired ................. — 1,518,552 — 1,880,987
Investment securities purchased ........... — 4,160,371 152,787 5,363
Payable to bank ....................... — 41,522 — 134,076
Accrued expenses: ......................
Investment advisory fees - Note B .......... 80,932 1,496,746 1,049 360,779
Distribution expense .................... 1,585 40,345 — 28,462
Transfer agent fees ..................... 7,163 600,230 202 —
Printing and other shareholder communication
fees ................................ 2,306 50,231 404 —
Custodian fees ........................ 15,405 192,377 2,536 —
Legal and audit fees .................... 28,822 55,613 21,313 —
Other accrued expenses ................. 21,264 91,339 1,695 —
Total liabilities ...................... 157,477 8,247,326 179,986 2,654,304
Net assets, at value .............. $122,131,680 $2,446,425,477 $1,582,818 $833,472,987
Net assets consist of:
Paid-in capital .......................... $99,831,354 $1,897,259,452 $1,502,500 $665,767,470
Total distributable earnings (losses) .......... 22,300,326 549,166,025 80,318 167,705,517
Net assets, at value .............. $122,131,680 $2,446,425,477 $1,582,818 $833,472,987
1
Investments at market value include securities loaned. At December 31, 2023, the Impax Ellevate Global Women's Leadership Fund had total market values of securities on loan of $10,219,924.

Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2023
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SEE NOTES TO FINANCIAL STATEMENTS Annual Report
93
International
Sustainable
Economy Fund
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Assets:
Investments, at cost - Note A ............... $966,548,926 $917,995,929 $587,708,603 $2,059,784,955
Investments in unaffiliated issuers, at value .... $1,131,203,412 $886,278,603 $554,380,815 $15,579,523
Investments in affiliated issuers, at value ..... — — — 2,281,014,899
Total investments, at value - Note A
1
1,131,203,412 886,278,603 554,380,815 2,296,594,422
Cash ................................. 62,946 188,567 — —
Foreign currency, at value (cost $16,714, $–, $–
and $–, respectively) ..................... 16,882 — — —
Receivables:
Capital stock sold ...................... 1,301,258 766,908 1,946,443 3,692,216
Dividends and interest - Note A ............ 748,290 6,438,934 8,959,322 2,875,891
Investment securities sold ................ — 3,366,968 955,000 —
Other ............................... 3,391,349 — — —
Total assets ....................... 1,136,724,137 897,039,980 566,241,580 2,303,162,529
Liabilities:
Payables:
Capital stock reacquired ................. 561,028 222,309 1,041,426 610,039
Investment securities purchased ........... — — 1,000,579 2,850,957
Dividend payable - Note A ................ — 2,310 231,380 —
Payable to bank ....................... — — 78,854 3,612
Accrued expenses: ......................
Investment advisory fees - Note B .......... 422,768 301,924 237,727 96,248
Distribution expense .................... 18,103 2,480 28,637 287,003
Transfer agent fees ..................... — 9,653 130,315 —
Printing and other shareholder communication
fees ................................ — 4,772 24,676 —
Custodian fees ........................ — 76,264 49,277 —
Legal and audit fees .................... — 37,956 34,941 —
Other accrued expenses ................. — 44,023 42,271 —
Total liabilities ...................... 1,001,899 701,691 2,900,083 3,847,859
Net assets, at value .............. $1,135,722,238 $896,338,289 $563,341,497 $2,299,314,670
Net assets consist of:
Paid-in capital .......................... $1,003,454,600 $993,423,505 $710,546,540 $1,920,905,440
Total distributable earnings (losses) .......... 132,267,638 (97,085,216) (147,205,043) 378,409,230
Net assets, at value .............. $1,135,722,238 $896,338,289 $563,341,497 $2,299,314,670
1
Investments at market value include securities loaned. At December 31, 2023, the Impax Core Bond Fund had total market values of securities on loan of $52,167,924.

Financial Statements
Statements of Assets and Liabilities (continued)
December 31, 2023
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Annual Report SEE NOTES TO FINANCIAL STATEMENTS
94
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
Fund
Investor Class:
Net assets, at value .................... $58,217,837 $96,548,283 $185,687,409 $6,447,599
Capital Shares outstanding (unlimited/
authorized) ........................... 4,397,700 6,048,448 8,249,347 708,822
Net asset value per share ................ $13.24 $15.96 $22.51 $9.10
Class A:
Net assets, at value .................... $11,699,872 $9,468,996
Capital Shares outstanding (unlimited/
authorized) ........................... 735,533 422,568
Net asset value per share ................ $15.91 $22.41
Institutional Class:
Net assets, at value .................... $1,384,958,634 $568,778,834 $94,815,459 $87,457,161
Capital Shares outstanding (unlimited/
authorized) ........................... 104,261,664 34,981,423 4,029,089 9,566,585
Net asset value per share ................ $13.28 $16.26 $23.53 $9.14
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global Social
Leaders Fund
Global
Women’s
Leadership
Fund
Investor Class:
Net assets, at value .................... $7,627,129 $177,310,343 $2,063 $137,887,498
Capital Shares outstanding (unlimited/
authorized) ........................... 484,758 7,889,612 196 4,355,000
Net asset value per share ................ $15.73 $22.47 $10.53 $31.66
Class A:
Net assets, at value .................... $19,282,513
Capital Shares outstanding (unlimited/
authorized) ........................... 859,383
Net asset value per share ................ $22.44
Institutional Class:
Net assets, at value .................... $114,504,551 $2,249,832,621 $1,580,755 $695,585,489
Capital Shares outstanding (unlimited/
authorized) ........................... 7,231,779 99,121,391 150,043 21,790,211
Net asset value per share ................ $15.83 $22.70 $10.54 $31.92

Financial Statements
Statements of Assets and Liabilities (continued)
(continued)
December 31, 2023
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SEE NOTES TO FINANCIAL STATEMENTS Annual Report
95
International
Sustainable
Economy Fund
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Investor Class:
Net assets, at value .................... $88,041,947 $11,925,786 $131,043,815 $1,371,706,871
Capital Shares outstanding (unlimited/
authorized) ........................... 8,594,356 1,342,659 21,782,193 55,042,051
Net asset value per share ................ $10.24 $8.88 $6.02 $24.92
Class A:
Net assets, at value .................... $4,293,984
Capital Shares outstanding (unlimited/
authorized) ........................... 712,233
Net asset value per share ................ $6.03
Institutional Class:
Net assets, at value .................... $1,047,680,291 $884,412,503 $428,003,698 $927,607,799
Capital Shares outstanding (unlimited/
authorized) ........................... 104,600,509 99,602,124 71,354,936 36,414,336
Net asset value per share ................ $10.02 $8.88 $6.00 $25.47

Financial Statements
Statements of Operations
For the Year Ended December 31, 2023
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Annual Report SEE NOTES TO FINANCIAL STATEMENTS
96
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
Fund
Investment income:
Dividends: (net of foreign taxes of $–, $14,439, $–
and $216,859, respectively) ................ $22,113,740 $5,320,299 $4,633,231 $3,431,149
Interest ............................... 850,310 1,193,355 72,648 44,785
Income from securities lending - Note A ....... 6,027 11,152 625 2,615
Other income - Note B .................... 361,696 59,430 64 152
Total investment income ................ 23,331,773 6,584,236 4,706,568 3,478,701
Expenses:
Investment advisory fees - Note B ........... 8,983,477 4,684,433 1,691,900 698,516
Distribution expenses Investor Class - Note B ... 144,255 232,839 427,331 15,567
Distribution expenses Class A - Note B ........ — 28,414 22,265 —
Transfer agent fees - Note A ................ 535,256 553,408 – –
Printing and other shareholder communication
fees .................................. 63,782 82,954 — —
Custodian fees .......................... 109,655 58,199 — —
Legal fees and related expenses ............ 129,165 86,731 — —
Trustees’ fees and expenses - Note B ........ 88,162 58,625 — —
Compliance expense ..................... 24,743 22,991 — —
Audit fees ............................. 52,777 40,631 — —
Registration and filing fees ................. 62,510 52,963 — —
Other expenses ......................... 55,132 23,033 — —
Total Expenses ...................... 10,248,914 5,925,221 2,141,496 714,083
Less: Advisory fee waiver - Note B ........ — — (491,709) (107,464)
Net expenses ........................... 10,248,914 5,925,221 1,649,787 606,619
Net investment income ............... 13,082,859 659,015 3,056,781 2,872,082
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 58,474,609 2,159,991 31,863,235 (3,986,336)
Foreign currency transactions .............. — (5,549) — (91,514)
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... 183,776,190 78,626,961 23,907,560 10,595,173
Foreign currency translation ................ — (92) — 4,438
Net realized and unrealized gain (loss) on
investments and foreign currency .... 242,250,799 80,781,311 55,770,795 6,521,761
Net increase in net assets resulting from
operations ..................... $255,333,658 $81,440,326 $58,827,576 $9,393,843

Financial Statements
Statements of Operations
(continued)
For the Year Ended December 31, 2023
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97
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global Social
Leaders Fund
1
Global
Women’s
Leadership
Fund
Investment income:
Dividends: (net of foreign taxes of $83,326,
$2,605,114, $53 and $1,764,255, respectively) .. $1,499,075 $35,325,873 $1,094 $21,453,834
Interest ............................... 58,035 1,384,157 922 238,679
Income from securities lending - Note A ....... — — — 164
Other income - Note B .................... 44,031 631,384 — 81
Total investment income ................ 1,601,141 37,341,414 2,016 21,692,758
Expenses:
Investment advisory fees - Note B ........... 938,595 17,384,571 1,050 4,156,796
Distribution expenses Investor Class - Note B ... 16,608 427,222 — 322,926
Distribution expenses Class A - Note B ........ — 44,379 — —
Transfer agent fees - Note A ................ 65,616 2,785,056 202 –
Printing and other shareholder communication
fees .................................. 9,104 182,797 404 —
Custodian fees .......................... 41,341 392,407 4,298 —
Legal fees and related expenses ............ 58,161 181,808 3,027 —
Trustees’ fees and expenses - Note B ........ 39,663 123,714 1,413 —
Compliance expense ..................... 21,852 26,890 1,638 —
Audit fees ............................. 39,486 72,568 21,313 —
Registration and filing fees ................. 43,090 40,074 — —
Other expenses ......................... 7,064 70,506 282 —
Total Expenses ...................... 1,280,580 21,731,992 33,627 4,479,722
Less: Advisory fee waiver - Note B ........ — — (1,050) —
Expenses assumed by Adviser - Note B .. (114,191) — (31,291) —
Net expenses ........................... 1,166,389 21,731,992 1,286 4,479,722
Net investment income ............... 434,752 15,609,422 730 17,213,036
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 2,062,997 47,972,518 11,626 1,777,908
Foreign currency transactions .............. (35,230) (391,908) (142) (133,182)
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... 14,109,909 295,779,354 68,153 115,709,496
Foreign currency translation ................ 6,037 86,247 (49) 44,056
Net realized and unrealized gain (loss) on
investments and foreign currency .... 16,143,713 343,446,211 79,588 117,398,278
Net increase in net assets resulting from
operations ..................... $16,578,465 $359,055,633 $80,318 $134,611,314
1
For the period November 30, 2023 (commencement of operations) to December 31, 2023.

Financial Statements
Statements of Operations
(continued)
For the Year Ended December 31, 2023
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Annual Report SEE NOTES TO FINANCIAL STATEMENTS
98
International
Sustainable
Economy Fund
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $2,998,844, $–,
$– and $–, respectively) ................... $30,575,740 $— $5,505 $—
Dividends from affiliates - Note C ......... — — — 45,399,166
Interest ............................... 471,544 30,719,853 37,812,532 1,488,174
Income from securities lending - Note A ....... 122,587 86,898 — —
Other income - Note B .................... 323 4,921 21,134 4,105
Total investment income ................ 31,170,194 30,811,672 37,839,171 46,891,445
Expenses:
Investment advisory fees - Note B ........... 4,606,794 3,372,411 2,881,575 1,105,718
Distribution expenses Investor Class - Note B ... 212,024 29,595 336,612 3,315,127
Distribution expenses Class A - Note B ........ — — 11,339 —
Transfer agent fees - Note A ................ – 72,647 580,994 –
Printing and other shareholder communication
fees .................................. — 13,361 65,019 —
Custodian fees .......................... — 154,481 96,884 —
Legal fees and related expenses ............ — 98,467 83,699 —
Trustees’ fees and expenses - Note B ........ — 66,945 57,241 —
Compliance expense ..................... — 23,419 22,881 —
Audit fees ............................. — 52,100 48,753 —
Registration and filing fees ................. — 44,663 62,508 —
Other expenses ......................... — 40,102 22,133 —
Total Expenses ...................... 4,818,818 3,968,191 4,269,638 4,420,845
Net investment income ............... 26,351,376 26,843,481 33,569,533 42,470,600
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 13,569,280 (34,327,063) (31,167,670) —
Investment in affiliated issuers .............. — — — 38,893,816
Foreign currency transactions .............. (47,966) — — —
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... 130,725,659 54,314,513 58,038,234 —
Investment in affiliated issuers .............. — — — 195,735,869
Foreign currency translation ................ 186,628 — — —
Net realized and unrealized gain (loss) on
investments and foreign currency .... 144,433,601 19,987,450 26,870,564 234,629,685
Net increase in net assets resulting from
operations ..................... $170,784,977 $46,830,931 $60,440,097 $277,100,285

Financial Statements
Statements of Changes in Net Assets
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SEE NOTES TO FINANCIAL STATEMENTS Annual Report
99
Large Cap Fund Small Cap Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $13,082,859 $10,162,401 $659,015 $(83,130)
Net realized gain (loss) on investments
and foreign currency transactions ... 58,474,609 9,818,008 2,154,442 (5,944,956)
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 183,776,190 (339,483,402) 78,626,869 (170,469,345)
Net increase (decrease) in net
assets resulting from operations . 255,333,658 (319,502,993) 81,440,326 (176,497,431)
Distributions from distributable earning -
Investor Class ................... (2,433,954) (1,624,855) — (2,258,603)
Distributions from distributable earning -
Class A ........................ — (265,354)
Distributions from distributable earning -
Institutional Class ................ (60,477,023) (39,685,066) — (12,229,968)
Total distributions to shareholders ..... (62,910,977) (41,309,921) — (14,753,925)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 17,968,575 35,079,963 9,382,454 20,887,577
Proceeds from reinvestment of
distributions .................... 2,401,686 1,590,612 2,221,222
Cost of shares redeemed ............ (26,614,761) (23,827,505) (17,883,023) (24,024,883)
Net increase (decrease) from Investor
Class transactions ............... (6,244,500) 12,843,070 (8,500,569) (916,084)
Class A
Proceeds from shares sold ........... 2,193,054 2,055,790
Proceeds from reinvestment of
distributions .................... 224,899
Cost of shares redeemed ............ (2,790,350) (2,089,013)
Net increase (decrease) from Class A
transactions .................... (597,296) 191,676
Institutional Class
Proceeds from shares sold ........... 176,720,304 252,224,020 102,357,823 190,835,373
Proceeds from reinvestment of
distributions .................... 60,184,489 39,561,810 10,984,541
Cost of shares redeemed ............ (328,560,947) (164,673,972) (86,155,697) (164,023,672)
Net increase (decrease) from Institutional
Class transactions ............... (91,656,154) 127,111,858 16,202,126 37,796,242
Net increase (decrease) from capital share
transactions ...................... (97,900,654) 139,954,928 7,104,261 37,071,834
Net increase (decrease) in net
assets ..................... 94,522,027 (220,857,986) 88,544,587 (154,179,522)
Net assets
Beginning of period ................ 1,348,654,444 1,569,512,430 588,482,402 742,661,924
End of period ..................... $1,443,176,471 $1,348,654,444 $677,026,989 $588,482,402

Financial Statements
Statements of Changes in Net Assets
(continued)
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Annual Report SEE NOTES TO FINANCIAL STATEMENTS
100
Large Cap Fund Small Cap Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 1,446,865 2,758,340 652,136 1,377,700
Shares issued in reinvestment of
distributions ....................... 182,891 138,587 159,915
Shares redeemed ................... (2,148,988) (1,891,104) (1,224,041) (1,608,290)
Net increase (decrease) in shares
outstanding ........................ (519,232) 1,005,823 (571,905) (70,675)
Class A
Shares sold ....................... 146,843 131,236
Shares issued in reinvestment of
distributions ....................... 16,250
Shares redeemed ................... (188,832) (136,615)
Net increase (decrease) in shares
outstanding ........................ (41,989) 10,871
Institutional Class
Shares sold ....................... 14,210,925 19,455,111 6,812,596 12,039,723
Shares issued in reinvestment of
distributions ....................... 4,571,897 3,434,297 779,169
Shares redeemed ................... (26,264,830) (12,797,000) (5,742,838) (10,662,371)
Net increase (decrease) in shares
outstanding ........................ (7,482,008) 10,092,408 1,069,758 2,156,521

Financial Statements
Statements of Changes in Net Assets
(continued)
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SEE NOTES TO FINANCIAL STATEMENTS Annual Report
101
US Sustainable Economy Fund Global Sustainable Infrastructure Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $3,056,781 $3,044,452 $2,872,082 $2,881,909
Net realized gain (loss) on investments
and foreign currency transactions ... 31,863,235 12,250,731 (4,077,850) (6,474,225)
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 23,907,560 (75,585,662) 10,599,611 (11,314,587)
Net increase (decrease) in net
assets resulting from operations . 58,827,576 (60,290,479) 9,393,843 (14,906,903)
Distributions from distributable earning -
Investor Class ................... (10,495,477) (11,406,855) (154,056) (138,197)
Distributions from distributable earning -
Class A ........................ (546,355) (576,187)
Distributions from distributable earning -
Institutional Class ................ (5,287,617) (5,457,784) (2,553,737) (2,544,699)
Tax return of capital — (555,114) — —
Total distributions to shareholders ..... (16,329,449) (17,995,940) (2,707,793) (2,682,896)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 5,506,365 26,380,744 1,997,170 2,477,502
Proceeds from reinvestment of
distributions .................... 10,349,644 11,379,743 151,757 136,160
Cost of shares redeemed ............ (16,948,583) (31,596,635) (1,890,947) (1,262,312)
Net increase (decrease) from Investor
Class transactions ............... (1,092,574) 6,163,852 257,980 1,351,350
Class A
Proceeds from shares sold ........... 738,543 744,849
Proceeds from reinvestment of
distributions .................... 450,961 488,387
Cost of shares redeemed ............ (1,284,508) (778,875)
Net increase (decrease) from Class A
transactions .................... (95,004) 454,361
Institutional Class
Proceeds from shares sold ........... 9,043,257 16,392,140 7,572,671 30,908,252
Proceeds from reinvestment of
distributions .................... 5,103,388 5,652,540 2,469,828 2,482,803
Cost of shares redeemed ............ (14,021,496) (16,263,073) (29,919,577) (7,991,437)
Net increase (decrease) from Institutional
Class transactions ............... 125,149 5,781,607 (19,877,078) 25,399,618
Net increase (decrease) from capital share
transactions ...................... (1,062,429) 12,399,820 (19,619,098) 26,750,968
Net increase (decrease) in net
assets ..................... 41,435,698 (65,886,599) (12,933,048) 9,161,169
Net assets
Beginning of period ................ 248,536,166 314,422,765 106,837,808 97,676,639
End of period ..................... $289,971,864 $248,536,166 $93,904,760 $106,837,808

Financial Statements
Statements of Changes in Net Assets
(continued)
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102
US Sustainable Economy Fund Global Sustainable Infrastructure Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 256,134 1,101,442 227,170 269,858
Shares issued in reinvestment of
distributions ....................... 465,242 592,510 16,898 15,940
Shares redeemed ................... (798,637) (1,493,537) (217,030) (141,454)
Net increase (decrease) in shares
outstanding ........................ (77,261) 200,415 27,038 144,344
Class A
Shares sold ....................... 35,337 34,614
Shares issued in reinvestment of
distributions ....................... 20,365 25,542
Shares redeemed ................... (59,112) (37,278)
Net increase (decrease) in shares
outstanding ........................ (3,410) 22,878
Institutional Class
Shares sold ....................... 402,658 720,020 857,951 3,300,040
Shares issued in reinvestment of
distributions ....................... 219,657 282,484 273,787 289,325
Shares redeemed ................... (623,954) (737,747) (3,346,794) (888,264)
Net increase (decrease) in shares
outstanding ........................ (1,639) 264,757 (2,215,056) 2,701,101

Financial Statements
Statements of Changes in Net Assets
(continued)
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103
Global Opportunities Fund Global Environmental Markets Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $434,752 $391,348 $15,609,422 $14,024,911
Net realized gain (loss) on investments
and foreign currency transactions ... 2,027,767 (4,442,024) 47,580,610 (88,452,267)
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 14,115,946 (23,283,771) 295,865,601 (564,744,062)
Net increase (decrease) in net
assets resulting from operations . 16,578,465 (27,334,447) 359,055,633 (639,171,418)
Distributions from distributable earning -
Investor Class ................... (14,860) (78,939) (1,165,858) (884,132)
Distributions from distributable earning -
Class A ........................ (121,806) (91,597)
Distributions from distributable earning -
Institutional Class ................ (379,048) (1,741,689) (17,275,428) (13,471,376)
Total distributions to shareholders ..... (393,908) (1,820,628) (18,563,092) (14,447,105)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 2,874,168 1,743,714 11,801,181 18,478,332
Proceeds from reinvestment of
distributions .................... 14,541 78,806 1,109,598 819,259
Cost of shares redeemed ............ (1,394,501) (1,136,800) (27,944,829) (27,243,819)
Net increase (decrease) from Investor
Class transactions ............... 1,494,208 685,720 (15,034,050) (7,946,228)
Class A
Proceeds from shares sold ........... 2,279,083 2,197,608
Proceeds from reinvestment of
distributions .................... 110,885 82,093
Cost of shares redeemed ............ (3,025,083) (2,443,229)
Net increase (decrease) from Class A
transactions .................... (635,115) (163,528)
Institutional Class
Proceeds from shares sold ........... 15,063,023 10,568,072 430,361,238 640,483,732
Proceeds from reinvestment of
distributions .................... 374,782 1,738,877 16,046,237 12,586,265
Cost of shares redeemed ............ (15,725,149) (22,117,641) (533,482,046) (528,185,435)
Net increase (decrease) from Institutional
Class transactions ............... (287,344) (9,810,692) (87,074,571) 124,884,562
Net increase (decrease) from capital share
transactions ...................... 1,206,864 (9,124,972) (102,743,736) 116,774,806
Net increase (decrease) in net
assets ..................... 17,391,421 (38,280,047) 237,748,805 (536,843,717)
Net assets
Beginning of period ................ 104,740,259 143,020,306 2,208,676,672 2,745,520,389
End of period ..................... $122,131,680 $104,740,259 $2,446,425,477 $2,208,676,672

Financial Statements
Statements of Changes in Net Assets
(continued)
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104
Global Opportunities Fund Global Environmental Markets Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 193,824 120,850 569,716 909,155
Shares issued in reinvestment of
distributions ....................... 964 5,834 52,538 43,766
Shares redeemed ................... (94,374) (80,825) (1,349,313) (1,374,237)
Net increase (decrease) in shares
outstanding ........................ 100,414 45,859 (727,059) (421,316)
Class A
Shares sold ....................... 107,937 110,666
Shares issued in reinvestment of
distributions ....................... 5,260 4,392
Shares redeemed ................... (145,875) (121,276)
Net increase (decrease) in shares
outstanding ........................ (32,678) (6,218)
Institutional Class
Shares sold ....................... 1,019,972 749,658 20,887,675 31,262,433
Shares issued in reinvestment of
distributions ....................... 24,738 128,727 753,344 674,932
Shares redeemed ................... (1,045,531) (1,647,543) (25,888,175) (26,798,106)
Net increase (decrease) in shares
outstanding ........................ (821) (769,158) (4,247,156) 5,139,259

Financial Statements
Statements of Changes in Net Assets
(continued)
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SEE NOTES TO FINANCIAL STATEMENTS Annual Report
105
Global Social Leaders Fund
1
Global Women’s Leadership Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $730 $17,213,036 $13,747,918
Net realized gain (loss) on investments
and foreign currency transactions ... 11,484 1,644,726 (28,623,743)
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 68,104 115,753,552 (184,750,151)
Net increase (decrease) in net
assets resulting from operations . 80,318 134,611,314 (199,625,976)
Distributions from distributable earning -
Investor Class ................... — (2,236,408) (3,796,956)
Distributions from distributable earning -
Institutional Class ................ — (12,284,755) (20,881,054)
Total distributions to shareholders ..... — (14,521,163) (24,678,010)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 2,000 9,049,641 13,860,135
Proceeds from reinvestment of
distributions .................... — 2,125,123 3,616,455
Cost of shares redeemed ............ — (15,662,661) (19,592,466)
Net increase (decrease) from Investor
Class transactions ............... 2,000 (4,487,897) (2,115,876)
Institutional Class
Proceeds from shares sold ........... 1,500,500 77,271,261 130,719,126
Proceeds from reinvestment of
distributions .................... — 11,089,075 18,997,728
Cost of shares redeemed ............ — (141,586,581) (167,489,766)
Net increase (decrease) from Institutional
Class transactions ............... 1,500,500 (53,226,245) (17,772,912)
Net increase (decrease) from capital share
transactions ...................... 1,502,500 (57,714,142) (19,888,788)
Net increase (decrease) in net
assets ..................... 1,582,818 62,376,009 (244,192,774)
Net assets
Beginning of period ................ 771,096,978 1,015,289,752
End of period ..................... $1,582,818 $833,472,987 $771,096,978
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 196 305,425 467,839
Shares issued in reinvestment of
distributions ....................... — 72,332 133,178
Shares redeemed ................... — (536,671) (662,214)
Net increase (decrease) in shares
outstanding ........................ 196 (158,914) (61,197)
Institutional Class
Shares sold ....................... 150,043 2,634,666 4,409,462
Shares issued in reinvestment of
distributions ....................... — 374,884 695,522
Shares redeemed ................... — (4,830,605) (5,684,147)
Net increase (decrease) in shares
outstanding ........................ 150,043 (1,821,055) (579,163)
1
For the period November 30, 2023 (commencement of operations) to December 31, 2023.

Financial Statements
Statements of Changes in Net Assets
(continued)
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106
International Sustainable Economy Fund Core Bond Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $26,351,376 $20,508,847 $26,843,481 $17,386,175
Net realized gain (loss) on investments
and foreign currency transactions ... 13,521,314 (41,797,698) (34,327,063) (26,235,729)
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 130,912,287 (141,478,419) 54,314,513 (95,344,171)
Net increase (decrease) in net
assets resulting from operations . 170,784,977 (162,767,270) 46,830,931 (104,193,725)
Distributions from distributable earning -
Investor Class ................... (1,881,323) (18,425,963) (348,254) (277,229)
Distributions from distributable earning -
Institutional Class ................ (24,395,730) (1,816,628) (26,643,485) (18,136,145)
Total distributions to shareholders ..... (26,277,053) (20,242,591) (26,991,739) (18,413,374)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 15,657,230 28,293,125 1,937,326 2,800,266
Proceeds from reinvestment of
distributions .................... 1,835,216 1,744,202 342,714 273,296
Cost of shares redeemed ............ (24,354,546) (20,696,957) (2,647,733) (2,955,504)
Net increase (decrease) from Investor
Class transactions ............... (6,862,100) 9,340,370 (367,693) 118,058
Institutional Class
Proceeds from shares sold ........... 317,581,544 380,863,836 80,487,309 139,199,981
Proceeds from reinvestment of
distributions .................... 21,741,020 17,330,565 26,624,724 18,068,571
Cost of shares redeemed ............ (167,131,042) (277,461,615) (29,894,603) (20,700,204)
Net increase (decrease) from Institutional
Class transactions ............... 172,191,522 120,732,786 77,217,430 136,568,348
Net increase (decrease) from capital share
transactions ...................... 165,329,422 130,073,156 76,849,737 136,686,406
Net increase (decrease) in net
assets ..................... 309,837,346 (52,936,705) 96,688,929 14,079,307
Net assets
Beginning of period ................ 825,884,892 878,821,597 799,649,360 785,570,053
End of period ..................... $1,135,722,238 $825,884,892 $896,338,289 $799,649,360
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 1,632,660 3,134,424 219,989 298,337
Shares issued in reinvestment of
distributions ....................... 187,653 203,533 39,409 30,114
Shares redeemed ................... (2,536,509) (2,306,219) (303,303) (320,857)
Net increase (decrease) in shares
outstanding ........................ (716,196) 1,031,738 (43,905) 7,594
Institutional Class
Shares sold ....................... 33,749,031 43,151,395 9,223,481 15,490,699
Shares issued in reinvestment of
distributions ....................... 2,268,195 2,066,544 3,065,212 1,994,294
Shares redeemed ................... (17,833,583) (32,026,455) (3,441,961) (2,317,016)
Net increase (decrease) in shares
outstanding ........................ 18,183,643 13,191,484 8,846,732 15,167,977

Financial Statements
Statements of Changes in Net Assets
(continued)
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107
High Yield Bond Fund Sustainable Allocation Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $33,569,533 $31,084,867 $42,470,600 $31,884,050
Net realized gain (loss) on investments
and foreign currency transactions ... (31,167,670) (22,250,165) 38,893,816 18,864,766
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 58,038,234 (101,192,976) 195,735,869 (480,948,513)
Net increase (decrease) in net
assets resulting from operations . 60,440,097 (92,358,274) 277,100,285 (430,199,697)
Distributions from distributable earning -
Investor Class ................... (7,542,543) (7,128,777) (45,872,248) (77,576,893)
Distributions from distributable earning -
Class A ........................ (254,040) (284,310)
Distributions from distributable earning -
Institutional Class ................ (25,583,018) (24,025,716) (31,260,658) (51,407,181)
Total distributions to shareholders ..... (33,379,601) (31,438,803) (77,132,906) (128,984,074)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 57,534,255 48,483,220 29,864,960 43,097,484
Proceeds from reinvestment of
distributions .................... 7,273,144 6,860,327 44,535,448 75,295,459
Cost of shares redeemed ............ (77,799,598) (61,398,692) (121,185,568) (125,510,966)
Net increase (decrease) from Investor
Class transactions ............... (12,992,199) (6,055,145) (46,785,160) (7,118,023)
Class A
Proceeds from shares sold ........... 1,324,300 1,166,696
Proceeds from reinvestment of
distributions .................... 235,341 265,145
Cost of shares redeemed ............ (2,519,498) (2,302,526)
Net increase (decrease) from Class A
transactions .................... (959,857) (870,685)
Institutional Class
Proceeds from shares sold ........... 101,930,431 153,216,115 101,111,466 150,575,027
Proceeds from reinvestment of
distributions .................... 23,041,969 21,278,544 30,216,167 49,510,911
Cost of shares redeemed ............ (161,330,997) (197,631,679) (130,125,953) (116,685,155)
Net increase (decrease) from Institutional
Class transactions ............... (36,358,597) (23,137,020) 1,201,680 83,400,783
Net increase (decrease) from capital share
transactions ...................... (50,310,653) (30,062,850) (45,583,480) 76,282,760
Net increase (decrease) in net
assets ..................... (23,250,157) (153,859,927) 154,383,899 (482,901,011)
Net assets
Beginning of period ................ 586,591,654 740,451,581 2,144,930,771 2,627,831,782
End of period ..................... $563,341,497 $586,591,654 $2,299,314,670 $2,144,930,771

Financial Statements
Statements of Changes in Net Assets
(continued)
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108
High Yield Bond Fund Sustainable Allocation Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 9,926,021 7,898,910 1,261,704 1,672,468
Shares issued in reinvestment of
distributions ....................... 1,251,751 1,140,479 1,815,685 3,299,131
Shares redeemed ................... (13,418,558) (10,061,413) (5,080,036) (4,957,116)
Net increase (decrease) in shares
outstanding ........................ (2,240,786) (1,022,024) (2,002,647) 14,483
Class A
Shares sold ....................... 226,293 188,283
Shares issued in reinvestment of
distributions ....................... 40,397 43,958
Shares redeemed ................... (426,883) (386,408)
Net increase (decrease) in shares
outstanding ........................ (160,193) (154,167)
Institutional Class
Shares sold ....................... 17,630,654 25,212,241 4,129,846 5,818,763
Shares issued in reinvestment of
distributions ....................... 3,977,547 3,547,269 1,207,066 2,125,887
Shares redeemed ................... (27,952,309) (32,543,839) (5,304,628) (4,569,864)
Net increase (decrease) in shares
outstanding ........................ (6,344,108) (3,784,329) 32,284 3,374,786

Financial Highlights
Impax Large Cap Fund
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109
a
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of year ................... $11.52 $14.82 $12.02 $10.38 $7.97
Net investment income
1
......................... 0.09 0.06 0.03 0.06 0.07
Net realized and unrealized gains (losses) ........... 2.20 (3.02) 3.63 2.38 2.71
Total from investment operations .................... 2.29 (2.96) 3.66 2.44 2.78
Distributions to shareholders
From net investment income ..................... 0.10 0.08 0.03 0.07 0.07
From net realized gains ......................... 0.47 0.26 0.83 0.73 0.30
Total distributions ............................... 0.57 0.34 0.86 0.80 0.37
Net asset value, end of year ....................... $13.24 $11.52 $14.82 $12.02 $10.38
Total return
2
................................... 19.90% (19.99)% 30.57% 23.75% 34.85%
Net assets, end of period (in $000’s) ................. $58,218 $56,667 $57,965 $21,351 $3,271
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.98% 0.97% 0.97% 0.95% 0.95%
Net investment income ........................... 0.71% 0.49% 0.22% 0.51% 0.74%
Total expenses excluding reimbursements and waivers ... 0.98% 0.97% 0.97% 0.95% 0.95%
Portfolio Turnover
4
.............................. 44% 34% 25% 43% 37%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Large Cap Fund
(continued)
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Annual Report SEE NOTES TO FINANCIAL STATEMENTS
110
a
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of year ................... $11.56 $14.87 $12.05 $10.40 $7.98
Net investment income
1
......................... 0.12 0.09 0.07 0.09 0.09
Net realized and unrealized gains (losses) ........... 2.20 (3.03) 3.64 2.38 2.72
Total from investment operations .................... 2.32 (2.94) 3.71 2.47 2.81
Distributions to shareholders
From net investment income ..................... 0.13 0.11 0.06 0.09 0.09
From net realized gains ......................... 0.47 0.26 0.83 0.73 0.30
Total distributions ............................... 0.60 0.37 0.89 0.82 0.39
Net asset value, end of year ....................... $13.28 $11.56 $14.87 $12.05 $10.40
Total return
2
................................... 20.12% (19.77)% 30.92% 23.99% 35.23%
Net assets, end of period (in $000’s) ................. $1,384,959 $1,291,988 $1,511,547 $1,020,242 $763,004
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.73% 0.72% 0.71% 0.70% 0.70%
Net investment income ........................... 0.96% 0.73% 0.47% 0.84% 1.00%
Total expenses excluding reimbursements and waivers ... 0.73% 0.72% 0.71% 0.70% 0.70%
Portfolio Turnover
4
.............................. 44% 34% 25% 43% 37%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Small Cap Fund
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111
a
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of year ................... $14.06 $18.72 $15.78 $14.67 $12.01
Net investment income
1
......................... (0.02) (0.03) 0.08 (0.03) 0.13
Net realized and unrealized gains (losses) ........... 1.92 (4.28) 4.66 1.75 2.66
Total from investment operations .................... 1.90 (4.31) 4.74 1.72 2.79
Distributions to shareholders
From net investment income ..................... — — 0.04 — 0.13
From net realized gains ......................... — 0.35 1.76 0.61 —
Total distributions ............................... — 0.35 1.80 0.61 0.13
Net asset value, end of year ....................... $15.96 $14.06 $18.72 $15.78 $14.67
Total return
2
................................... 13.51% (22.97)% 30.26% 11.77% 23.29%
Net assets, end of period (in $000’s) ................. $96,548 $93,090 $125,234 $102,582 $110,520
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 1.16% 1.16% 1.15% 1.19% 1.20%
Net investment income ........................... (0.11)% (0.23)%
4
0.44% (0.23)% 0.93%
Total expenses excluding reimbursements and waivers ... 1.16% 1.16% 1.15% 1.19% 1.20%
Portfolio Turnover
5
.............................. 43% 38% 44% 73% 78%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Investor Class shares would have remained the same at (22.97%). The Net Investment Income for Investor Class shares would have been (0.24%).
5
Not annualized.

Financial Highlights
Impax Small Cap Fund
(continued)
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Annual Report SEE NOTES TO FINANCIAL STATEMENTS
112
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Net asset value, beginning of year ................... $14.01 $18.66 $15.73 $14.63 $11.98
Net investment income
1
......................... (0.02) (0.03) 0.08 (0.03) 0.12
Net realized and unrealized gains (losses) ........... 1.92 (4.27) 4.65 1.74 2.66
Total from investment operations .................... 1.90 (4.30) 4.73 1.71 2.78
Distributions to shareholders
From net investment income ..................... — — 0.04 — 0.13
From net realized gains ......................... — 0.35 1.76 0.61 —
Total distributions ............................... — 0.35 1.80 0.61 0.13
Net asset value, end of year ....................... $15.91 $14.01 $18.66 $15.73 $14.63
Total return
2
................................... 13.56% (23.03)% 30.29% 11.73% 23.27%
Net assets, end of period (in $000’s) ................. $11,700 $10,895 $14,305 $10,948 $12,445
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 1.16% 1.16% 1.15% 1.19% 1.20%
Net investment income ........................... (0.10)% (0.23)%
4
0.44% (0.23)% 0.90%
Total expenses excluding reimbursements and waivers ... 1.16% 1.16% 1.15% 1.19% 1.20%
Portfolio Turnover
5
.............................. 43% 38% 44% 73% 78%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Class A shares would have remained the same at (23.03%). The Net Investment Income for Class A would have been (0.22%).
5
Not annualized.

Financial Highlights
Impax Small Cap Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
113
a
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of year ................... $14.29 $18.99 $15.99 $14.82 $12.12
Net investment income
1
......................... 0.02 0.01 0.14 — 0.15
Net realized and unrealized gains (losses) ........... 1.95 (4.34) 4.71 1.78 2.70
Total from investment operations .................... 1.97 (4.33) 4.85 1.78 2.85
Distributions to shareholders
From net investment income ..................... — 0.02 0.09 — 0.15
From net realized gains ......................... — 0.35 1.76 0.61 —
Total distributions ............................... — 0.37 1.85 0.61 0.15
Net asset value, end of year ....................... $16.26 $14.29 $18.99 $15.99 $14.82
Total return
2
................................... 13.79% (22.80)% 30.54% 12.06% 23.56%
Net assets, end of period (in $000’s) ................. $568,779 $484,498 $603,123 $352,709 $308,145
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.91% 0.91% 0.90% 0.94% 0.95%
Net investment income ........................... 0.15% 0.03%
4
0.73% 0.02% 1.08%
Total expenses excluding reimbursements and waivers ... 0.91% 0.91% 0.90% 0.94% 0.95%
Portfolio Turnover
5
.............................. 43% 38% 44% 73% 78%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Institutional
Class shares would have remained the same at (22.80%). The Net Investment Income for Institutional Class shares would have been 0.02%.
5
Not annualized.

Financial Highlights
Impax US Sustainable Economy Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
114
a
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of year ................... $19.19 $25.28 $23.78 $21.41 $17.42
Net investment income
1
......................... 0.23 0.22 0.20 0.23 0.28
Net realized and unrealized gains (losses) ........... 4.42 (4.84) 6.83 2.60 4.43
Total from investment operations .................... 4.65 (4.62) 7.03 2.83 4.71
Distributions to shareholders
From net investment income ..................... 0.10 0.37 0.20 0.22 0.28
From net realized gains ......................... 1.23 1.06 5.33 0.24 0.44
Tax return of capital ............................ — 0.04 — — —
Total distributions ............................... 1.33 1.47 5.53 0.46 0.72
Net asset value, end of year ....................... $22.51 $19.19 $25.28 $23.78 $21.41
Total return
2
................................... 24.39% (18.25)% 30.02% 13.34% 27.13%
Net assets, end of period (in $000’s) ................. $185,687 $159,822 $205,407 $170,315 $161,021
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.70% 0.70% 0.74% 0.90% 0.90%
Net investment income ........................... 1.06% 1.01% 0.74% 1.10% 1.43%
Total expenses excluding reimbursements and waivers ... 0.88% 0.88% 0.88% 0.90% 0.90%
Portfolio Turnover
4
.............................. 43% 37% 47% 65% 49%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
115
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Net asset value, beginning of year ................... $19.11 $25.18 $23.71 $21.35 $17.38
Net investment income
1
......................... 0.22 0.22 0.20 0.23 0.28
Net realized and unrealized gains (losses) ........... 4.42 (4.82) 6.80 2.59 4.41
Total from investment operations .................... 4.64 (4.60) 7.00 2.82 4.69
Distributions to shareholders
From net investment income ..................... 0.11 0.37 0.20 0.22 0.28
From net realized gains ......................... 1.23 1.06 5.33 0.24 0.44
Tax return of capital ............................ — 0.04 — — —
Total distributions ............................... 1.34 1.47 5.53 0.46 0.72
Net asset value, end of year ....................... $22.41 $19.11 $25.18 $23.71 $21.35
Total return
2
................................... 24.39% (18.24)% 29.99% 13.33% 27.08%
Net assets, end of period (in $000’s) ................. $9,469 $8,142 $10,150 $6,599 $6,659
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.70% 0.70% 0.74% 0.90% 0.90%
Net investment income ........................... 1.06% 1.01% 0.74% 1.11% 1.43%
Total expenses excluding reimbursements and waivers ... 0.88% 0.88% 0.88% 0.90% 0.90%
Portfolio Turnover
4
.............................. 43% 37% 47% 65% 49%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
116
a
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of year ................... $19.99 $26.25 $24.52 $22.07 $17.94
Net investment income
1
......................... 0.29 0.28 0.28 0.29 0.34
Net realized and unrealized gains (losses) ........... 4.61 (5.02) 7.05 2.67 4.56
Total from investment operations .................... 4.90 (4.74) 7.33 2.96 4.90
Distributions to shareholders
From net investment income ..................... 0.13 0.42 0.27 0.27 0.33
From net realized gains ......................... 1.23 1.06 5.33 0.24 0.44
Tax return of capital ............................ — 0.04 — — —
Total distributions ............................... 1.36 1.52 5.60 0.51 0.77
Net asset value, end of year ....................... $23.53 $19.99 $26.25 $24.52 $22.07
Total return
2
................................... 24.65% (18.01)% 30.35% 13.57% 27.42%
Net assets, end of period (in $000’s) ................. $94,815 $80,572 $98,866 $79,301 $72,736
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.45% 0.45% 0.49% 0.65% 0.65%
Net investment income ........................... 1.31% 1.27% 0.99% 1.35% 1.68%
Total expenses excluding reimbursements and waivers ... 0.63% 0.63% 0.63% 0.65% 0.65%
Portfolio Turnover
4
.............................. 43% 37% 47% 65% 49%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Sustainable Infrastructure Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
117
a
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of year ................... $8.53 $10.11 $14.17 $12.78 $10.64
Net investment income
1
......................... 0.22 0.24 0.41 0.23 0.25
Net realized and unrealized gains (losses) ........... 0.57 (1.61) 1.48 1.56 2.49
Total from investment operations .................... 0.79 (1.37) 1.89 1.79 2.74
Distributions to shareholders
From net investment income ..................... 0.22 0.21 0.32 0.21 0.25
From net realized gains ......................... — — 5.63 0.19 0.35
Total distributions ............................... 0.22 0.21 5.95 0.40 0.60
Net asset value, end of year ....................... $9.10 $8.53 $10.11 $14.17 $12.78
Total return
2
................................... 9.33% (13.44)% 13.98% 14.25% 25.85%
Net assets, end of period (in $000’s) ................. $6,448 $5,816 $5,432 $4,014 $2,859
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.80% 0.80% 0.83% 0.90% 0.90%
Net investment income ........................... 2.45% 2.64% 2.70% 1.80% 2.03%
Total expenses excluding reimbursements and waivers ... 0.90% 0.90% 0.90% 0.90% 0.90%
Portfolio Turnover
4
.............................. 89% 54% 127% 93% 50%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Sustainable Infrastructure Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
118
a
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of year ................... $8.57 $10.16 $14.21 $12.81 $10.66
Net investment income
1
......................... 0.24 0.26 0.43 0.26 0.28
Net realized and unrealized gains (losses) ........... 0.57 (1.62) 1.51 1.57 2.50
Total from investment operations .................... 0.81 (1.36) 1.94 1.83 2.78
Distributions to shareholders
From net investment income ..................... 0.24 0.23 0.36 0.24 0.28
From net realized gains ......................... — — 5.63 0.19 0.35
Total distributions ............................... 0.24 0.23 5.99 0.43 0.63
Net asset value, end of year ....................... $9.14 $8.57 $10.16 $14.21 $12.81
Total return
2
................................... 9.55% (13.25)% 14.27% 14.54% 26.18%
Net assets, end of period (in $000’s) ................. $87,457 $101,022 $92,244 $136,036 $130,001
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.55% 0.55% 0.58% 0.65% 0.65%
Net investment income ........................... 2.69% 2.89% 2.81% 2.06% 2.28%
Total expenses excluding reimbursements and waivers ... 0.65% 0.65% 0.65% 0.65% 0.65%
Portfolio Turnover
4
.............................. 89% 54% 127% 93% 50%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Opportunities Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
119
a
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of year ................... $13.69 $17.09 $14.66 $12.04 $9.18
Net investment income
1
......................... 0.02 0.01 (0.02) (0.01) 0.02
Net realized and unrealized gains (losses) ........... 2.05 (3.20) 2.76 2.75 3.05
Total from investment operations .................... 2.07 (3.19) 2.74 2.74 3.07
Distributions to shareholders
From net investment income ..................... 0.03 0.03 — — 0.03
From net realized gains ......................... — 0.18 0.31 0.12 0.18
Total distributions ............................... 0.03 0.21 0.31 0.12 0.21
Net asset value, end of year ....................... $15.73 $13.69 $17.09 $14.66 $12.04
Total return
2
................................... 15.16% (18.66)% 18.69% 22.76% 33.51%
Net assets, end of period (in $000’s) ................. $7,627 $5,260 $5,784 $3,401 $1,683
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 1.23% 1.23% 1.21% 1.18% 1.19%
Net investment income ........................... 0.12% 0.09% (0.15)% (0.06)% 0.17%
Total expenses excluding reimbursements and waivers ... 1.33% 1.33% 1.32% 1.56% 1.68%
Portfolio Turnover
4
.............................. 33% 38% 30% 34% 29%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Opportunities Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
120
a
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of year ................... $13.75 $17.15 $14.69 $12.04 $9.18
Net investment income
1
......................... 0.06 0.05 0.02 0.02 0.06
Net realized and unrealized gains (losses) ........... 2.07 (3.22) 2.76 2.76 3.03
Total from investment operations .................... 2.13 (3.17) 2.78 2.78 3.09
Distributions to shareholders
From net investment income ..................... 0.05 0.05 0.01 0.01 0.05
From net realized gains ......................... — 0.18 0.31 0.12 0.18
Total distributions ............................... 0.05 0.23 0.32 0.13 0.23
Net asset value, end of year ....................... $15.83 $13.75 $17.15 $14.69 $12.04
Total return
2
................................... 15.50% (18.49)% 18.96% 23.12% 33.72%
Net assets, end of period (in $000’s) ................. $114,505 $99,480 $137,236 $65,644 $40,392
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.98% 0.98% 0.96% 0.94% 0.92%
Net investment income ........................... 0.39% 0.34% 0.11% 0.17% 0.51%
Total expenses excluding reimbursements and waivers ... 1.08% 1.08% 1.07% 1.31% 1.42%
Portfolio Turnover
4
.............................. 33% 38% 30% 34% 29%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Environmental Markets Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
121
a
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of year ................... $19.41 $25.22 $21.08 $16.85 $13.28
Net investment income
1
......................... 0.09 0.07 0.14 0.09 0.12
Net realized and unrealized gains (losses) ........... 3.11 (5.78) 4.48 4.22 3.56
Total from investment operations .................... 3.20 (5.71) 4.62 4.31 3.68
Distributions to shareholders
From net investment income ..................... 0.14 0.04 0.13 0.08 0.11
From net realized gains ......................... — 0.06 0.35 — —
Total distributions ............................... 0.14 0.10 0.48 0.08 0.11
Net asset value, end of year ....................... $22.47 $19.41 $25.22 $21.08 $16.85
Total return
2
................................... 16.55% (22.62)% 21.95% 25.71% 27.75%
Net assets, end of period (in $000’s) ................. $177,310 $167,290 $227,902 $175,040 $152,209
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 1.16% 1.16% 1.15% 1.20% 1.22%
Net investment income ........................... 0.44% 0.37% 0.61% 0.55% 0.78%
Total expenses excluding reimbursements and waivers ... 1.16% 1.16% 1.15% 1.20% 1.22%
Portfolio Turnover
4
.............................. 26% 35% 18% 25% 14%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
122
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Net asset value, beginning of year ................... $19.38 $25.17 $21.05 $16.83 $13.26
Net investment income
1
......................... 0.09 0.07 0.14 0.09 0.12
Net realized and unrealized gains (losses) ........... 3.11 (5.76) 4.46 4.21 3.56
Total from investment operations .................... 3.20 (5.69) 4.60 4.30 3.68
Distributions to shareholders
From net investment income ..................... 0.14 0.04 0.13 0.08 0.11
From net realized gains ......................... — 0.06 0.35 — —
Total distributions ............................... 0.14 0.10 0.48 0.08 0.11
Net asset value, end of year ....................... $22.44 $19.38 $25.17 $21.05 $16.83
Total return
2
................................... 16.58% (22.58)% 21.89% 25.68% 27.77%
Net assets, end of period (in $000’s) ................. $19,283 $17,292 $22,613 $16,651 $13,700
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 1.16% 1.16% 1.15% 1.20% 1.22%
Net investment income ........................... 0.43% 0.36% 0.61% 0.54% 0.78%
Total expenses excluding reimbursements and waivers ... 1.16% 1.16% 1.15% 1.20% 1.22%
Portfolio Turnover
4
.............................. 26% 35% 18% 25% 14%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
123
a
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of year ................... $19.58 $25.40 $21.23 $16.97 $13.36
Net investment income
1
......................... 0.14 0.12 0.21 0.14 0.16
Net realized and unrealized gains (losses) ........... 3.15 (5.82) 4.49 4.25 3.60
Total from investment operations .................... 3.29 (5.70) 4.70 4.39 3.76
Distributions to shareholders
From net investment income ..................... 0.17 0.06 0.18 0.13 0.15
From net realized gains ......................... — 0.06 0.35 — —
Total distributions ............................... 0.17 0.12 0.53 0.13 0.15
Net asset value, end of year ....................... $22.70 $19.58 $25.40 $21.23 $16.97
Total return
2
................................... 16.85% (22.39)% 22.23% 26.00% 28.17%
Net assets, end of period (in $000’s) ................. $2,249,833 $2,024,095 $2,495,005 $1,437,952 $802,292
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.91% 0.91% 0.90% 0.95% 0.97%
Net investment income ........................... 0.69% 0.63% 0.87% 0.78% 1.01%
Total expenses excluding reimbursements and waivers ... 0.91% 0.91% 0.90% 0.95% 0.97%
Portfolio Turnover
4
.............................. 26% 35% 18% 25% 14%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Social Leaders Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
124
a
Period Ended
December 31,
2023
1
Investor Class
Net asset value, beginning of year ..................................................................... $10.00
Net investment income
2
........................................................................... —
3
Net realized and unrealized gains (losses) ............................................................. 0.53
Total from investment operations ...................................................................... 0.53
Net asset value, end of year ......................................................................... $10.53
Total return
4
..................................................................................... 5.30%
Net assets, end of period (in $000’s) ................................................................... $2
Ratios to average net assets
5
Net expenses including reimbursements and waivers ...................................................... 1.23%
Net investment income ............................................................................. 0.10%
Total expenses excluding reimbursements and waivers ..................................................... 25.89%
Portfolio Turnover
6
................................................................................ 13%
1
For the period November 30, 2023 (commencement of operations) to December 31, 2023.
2
Based on average shares outstanding during the period.
3
Less than 0.05 per share.
4
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
5
Ratios representing periods of less than one year have been annualized.
6
Not annualized.

Financial Highlights
Impax Global Social Leaders Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
125
a
Period Ended
December 31,
2023
1
Institutional Class
Net asset value, beginning of year ..................................................................... $10.00
Net investment income
2
........................................................................... 0.01
Net realized and unrealized gains (losses) ............................................................. 0.53
Total from investment operations ...................................................................... 0.54
Net asset value, end of year ......................................................................... $10.54
Total return
3
..................................................................................... 5.40%
Net assets, end of period (in $000’s) ................................................................... $1,581
Ratios to average net assets
4
Net expenses including reimbursements and waivers ...................................................... 0.98%
Net investment income ............................................................................. 0.56%
Total expenses excluding reimbursements and waivers ..................................................... 25.64%
Portfolio Turnover
5
................................................................................ 13%
1
For the period November 30, 2023 (commencement of operations) to December 31, 2023.
2
Based on average shares outstanding during the period.
3
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
4
Ratios representing periods of less than one year have been annualized.
5
Not annualized.

Financial Highlights
Impax Ellevate Global Women’s Leadership Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
126
a
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of year ................... $27.26 $35.14 $30.34 $27.00 $22.02
Net investment income
1
......................... 0.57 0.42 0.39 0.33 0.47
Net realized and unrealized gains (losses) ........... 4.34 (7.45) 4.84 3.32 5.33
Total from investment operations .................... 4.91 (7.03) 5.23 3.65 5.80
Distributions to shareholders
From net investment income ..................... 0.51 0.24 0.43 0.31 0.44
From net realized gains ......................... — 0.61 — — 0.38
Total distributions ............................... 0.51 0.85 0.43 0.31 0.82
Net asset value, end of year ....................... $31.66 $27.26 $35.14 $30.34 $27.00
Total return
2
................................... 18.14% (19.98)% 17.27% 13.67% 26.42%
Net assets, end of period (in $000’s) ................. $137,887 $123,060 $160,749 $130,255 $118,713
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.77% 0.77% 0.76% 0.78% 0.80%
Net investment income ........................... 1.95% 1.42% 1.18% 1.27% 1.87%
Total expenses excluding reimbursements and waivers ... 0.77% 0.77% 0.76% 0.78% 0.80%
Portfolio Turnover
4
.............................. 32% 45% 43%
5
69%
5
66%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Leadership Fund utilized one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 26% for the year ended December 31, 2021, 37% for the year ended December 31, 2020, and 25% for the year ended December 31, 2019.

Financial Highlights
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
127
a
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of year ................... $27.45 $35.33 $30.50 $27.14 $22.12
Net investment income
1
......................... 0.64 0.49 0.48 0.40 0.53
Net realized and unrealized gains (losses) ........... 4.37 (7.48) 4.86 3.34 5.37
Total from investment operations .................... 5.01 (6.99) 5.34 3.74 5.90
Distributions to shareholders
From net investment income ..................... 0.54 0.28 0.51 0.38 0.50
From net realized gains ......................... — 0.61 — — 0.38
Total distributions ............................... 0.54 0.89 0.51 0.38 0.88
Net asset value, end of year ....................... $31.92 $27.45 $35.33 $30.50 $27.14
Total return
2
................................... 18.41% (19.76)% 17.56% 13.94% 26.77%
Net assets, end of period (in $000’s) ................. $695,585 $648,037 $854,540 $619,168 $346,142
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.52% 0.52% 0.51% 0.53% 0.55%
Net investment income ........................... 2.20% 1.67% 1.43% 1.52% 2.07%
Total expenses excluding reimbursements and waivers ... 0.52% 0.52% 0.51% 0.53% 0.55%
Portfolio Turnover
4
.............................. 32% 45% 43%
5
69%
5
66%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Leadership Fund utilized one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 26% for the year ended December 31, 2021, 37% for the year ended December 31, 2020, and 25% for the year ended December 31, 2019.

Financial Highlights
Impax International Sustainable Economy Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
128
a
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of year ................... $8.80 $10.99 $10.35 $9.53 $7.95
Net investment income
1
......................... 0.23 0.21 0.22 0.17 0.21
Net realized and unrealized gains (losses) ........... 1.42 (2.19) 0.90 0.81 1.59
Total from investment operations .................... 1.65 (1.98) 1.12 0.98 1.80
Distributions to shareholders
From net investment income ..................... 0.21 0.21 0.23 0.16 0.22
From net realized gains ......................... — — 0.25 — —
Total distributions ............................... 0.21 0.21 0.48 0.16 0.22
Net asset value, end of year ....................... $10.24 $8.80 $10.99 $10.35 $9.53
Total return
2
................................... 18.92% (18.00)% 10.88% 10.51% 22.78%
Net assets, end of period (in $000’s) ................. $88,042 $81,939 $90,993 $77,963 $84,855
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.70% 0.72% 0.72% 0.75% 0.80%
Net investment income ........................... 2.44% 2.30% 1.98% 1.91% 2.40%
Total expenses excluding reimbursements and waivers ... 0.70% 0.72% 0.72% 0.75% 0.80%
Portfolio Turnover
4
.............................. 56% 51% 55%
5
43%
5
31%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the International Sustainable Economy Fund utilized one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 41% for the year ended December 31, 2021, 27% for the year ended December 31, 2020, and 19% for the year ended December 31, 2019.

Financial Highlights
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
129
a
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of year ................... $8.61 $10.76 $10.14 $9.34 $7.80
Net investment income
1
......................... 0.24 0.23 0.24 0.19 0.23
Net realized and unrealized gains (losses) ........... 1.41 (2.15) 0.89 0.79 1.55
Total from investment operations .................... 1.65 (1.92) 1.13 0.98 1.78
Distributions to shareholders
From net investment income ..................... 0.24 0.23 0.26 0.18 0.24
From net realized gains ......................... — — 0.25 — —
Total distributions ............................... 0.24 0.23 0.51 0.18 0.24
Net asset value, end of year ....................... $10.02 $8.61 $10.76 $10.14 $9.34
Total return
2
................................... 19.28% (17.80)% 11.19% 10.78% 23.01%
Net assets, end of period (in $000’s) ................. $1,047,680 $743,946 $787,829 $623,014 $559,939
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.45% 0.47% 0.47% 0.50% 0.55%
Net investment income ........................... 2.62% 2.57% 2.22% 2.15% 2.63%
Total expenses excluding reimbursements and waivers ... 0.45% 0.47% 0.47% 0.50% 0.55%
Portfolio Turnover
4
.............................. 56% 51% 55%
5
43%
5
31%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the International Sustainable Economy Fund utilized one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 41% for the year ended December 31, 2021, 27% for the year ended December 31, 2020, and 19% for the year ended December 31, 2019.

Financial Highlights
Impax Core Bond Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
130
a
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of year ................... $8.68 $10.21 $10.56 $10.29 $9.78
Net investment income
1
......................... 0.25 0.18 0.14 0.17 0.23
Net realized and unrealized gains (losses) ........... 0.21 (1.52) (0.31) 0.53 0.53
Total from investment operations .................... 0.46 (1.34) (0.17) 0.70 0.76
Distributions to shareholders
From net investment income ..................... 0.26 0.19 0.16 0.19 0.25
From net realized gains ......................... — — 0.02 0.24 —
Total distributions ............................... 0.26 0.19 0.18 0.43 0.25
Net asset value, end of year ....................... $8.88 $8.68 $10.21 $10.56 $10.29
Total return
2
................................... 5.36% (13.16)% (1.63)% 6.89% 7.78%
Net assets, end of period (in $000’s) ................. $11,926 $12,029 $14,076 $14,101 $7,401
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.72% 0.71% 0.71% 0.72% 0.71%
Net investment income ........................... 2.92% 1.99% 1.35% 1.58% 2.30%
Total expenses excluding reimbursements and waivers ... 0.72% 0.71% 0.71% 0.72% 0.71%
Portfolio Turnover
4
.............................. 79% 70% 48% 79% 63%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Core Bond Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
131
a
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of year ................... $8.68 $10.21 $10.56 $10.29 $9.78
Net investment income
1
......................... 0.28 0.21 0.16 0.20 0.26
Net realized and unrealized gains (losses) ........... 0.20 (1.52) (0.30) 0.53 0.52
Total from investment operations .................... 0.48 (1.31) (0.14) 0.73 0.78
Distributions to shareholders
From net investment income ..................... 0.28 0.22 0.19 0.22 0.27
From net realized gains ......................... — — 0.02 0.24 —
Total distributions ............................... 0.28 0.22 0.21 0.46 0.27
Net asset value, end of year ....................... $8.88 $8.68 $10.21 $10.56 $10.29
Total return
2
................................... 5.62% (12.94)% (1.38)% 7.16% 8.04%
Net assets, end of period (in $000’s) ................. $884,413 $787,620 $771,495 $746,615 $702,291
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.47% 0.46% 0.46% 0.46% 0.46%
Net investment income ........................... 3.19% 2.26% 1.60% 1.86% 2.55%
Total expenses excluding reimbursements and waivers ... 0.47% 0.46% 0.46% 0.46% 0.46%
Portfolio Turnover
4
.............................. 79% 70% 48% 79% 63%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax High Yield Bond Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
132
a
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of year ................... $5.73 $6.90 $6.97 $6.79 $6.25
Net investment income
1
......................... 0.33 0.29 0.27 0.32 0.33
Net realized and unrealized gains (losses) ........... 0.29 (1.17) (0.07) 0.18 0.54
Total from investment operations .................... 0.62 (0.88) 0.20 0.50 0.87
Distributions to shareholders
From net investment income ..................... 0.33 0.29 0.27 0.32 0.33
Total distributions ............................... 0.33 0.29 0.27 0.32 0.33
Net asset value, end of year ....................... $6.02 $5.73 $6.90 $6.97 $6.79
Total return
2
................................... 11.09% (12.89)% 2.96% 7.80% 14.11%
Net assets, end of period (in $000’s) ................. $131,044 $137,689 $172,881 $171,838 $183,631
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.93% 0.92% 0.93% 0.96% 0.96%
Net investment income ........................... 5.63% 4.70% 3.86% 4.87% 4.94%
Total expenses excluding reimbursements and waivers ... 0.93% 0.92% 0.93% 0.96% 0.96%
Portfolio Turnover
4
.............................. 29% 35% 51% 97% 90%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax High Yield Bond Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
133
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Net asset value, beginning of year ................... $5.74 $6.92 $6.98 $6.80 $6.26
Net investment income
1
......................... 0.33 0.29 0.27 0.32 0.33
Net realized and unrealized gains (losses) ........... 0.29 (1.18) (0.06) 0.19 0.54
Total from investment operations .................... 0.62 (0.89) 0.21 0.51 0.87
Distributions to shareholders
From net investment income ..................... 0.33 0.29 0.27 0.33 0.33
Total distributions ............................... 0.33 0.29 0.27 0.33 0.33
Net asset value, end of year ....................... $6.03 $5.74 $6.92 $6.98 $6.80
Total return
2
................................... 11.08% (12.99)% 3.11% 7.79% 14.10%
Net assets, end of period (in $000’s) ................. $4,294 $5,011 $7,102 $6,177 $5,827
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.93% 0.92% 0.93% 0.96% 0.96%
Net investment income ........................... 5.63% 4.68% 3.85% 4.87% 4.95%
Total expenses excluding reimbursements and waivers ... 0.93% 0.92% 0.93% 0.96% 0.96%
Portfolio Turnover
4
.............................. 29% 35% 51% 97% 90%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
134
a
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of year ................... $5.71 $6.88 $6.94 $6.76 $6.23
Net investment income
1
......................... 0.34 0.30 0.28 0.33 0.34
Net realized and unrealized gains (losses) ........... 0.29 (1.17) (0.04) 0.19 0.53
Total from investment operations .................... 0.63 (0.87) 0.24 0.52 0.87
Distributions to shareholders
From net investment income ..................... 0.34 0.30 0.30 0.34 0.34
Total distributions ............................... 0.34 0.30 0.30 0.34 0.34
Net asset value, end of year ....................... $6.00 $5.71 $6.88 $6.94 $6.76
Total return
2
................................... 11.39% (12.72)% 3.36% 8.08% 14.26%
Net assets, end of period (in $000’s) ................. $428,004 $443,891 $560,469 $294,313 $186,350
Ratios to average net assets
3
Net expenses including reimbursements and waivers .... 0.68% 0.67% 0.69% 0.72% 0.71%
Net investment income ........................... 5.89% 4.95% 4.08% 5.07% 5.21%
Total expenses excluding reimbursements and waivers ... 0.68% 0.67% 0.69% 0.72% 0.71%
Portfolio Turnover
4
.............................. 29% 35% 51% 97% 90%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Sustainable Allocation Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
135
a
Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class
Net asset value, beginning of year ................... $22.78 $28.98 $26.36 $23.35 $21.14
Net investment income
1
......................... 0.43 0.33 0.23 0.26 0.36
Net realized and unrealized gains (losses) ........... 2.55 (5.11) 3.79 3.49 4.02
Total from investment operations .................... 2.98 (4.78) 4.02 3.75 4.38
Distributions to shareholders
From net investment income ..................... 0.34 0.29 0.23 0.26 0.37
From net realized gains ......................... 0.50 1.13 1.17 0.48 1.80
Total distributions ............................... 0.84 1.42 1.40 0.74 2.17
Net asset value, end of year ....................... $24.92 $22.78 $28.98 $26.36 $23.35
Total return
2
................................... 13.17% (16.42)% 15.31% 16.24% 20.83%
Net assets, end of period (in $000’s) ................. $1,371,707 $1,299,467 $1,652,892 $1,518,966 $1,523,009
Ratios to average net assets
3
Net expenses including reimbursements and waivers
4
.... 0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income ........................... 1.82% 1.29% 0.80% 1.08% 1.56%
Total expenses excluding reimbursements and waivers
4
.. 0.30% 0.30% 0.30% 0.30% 0.30%
Portfolio Turnover
5
.............................. 7% 4% 4% 13% 8%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
The expense ratio of the Sustainable Allocation Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.62% for the year ended December 31, 2023, 0.60% for the year ended December 31, 2022, 0.59% for the year ended December 31, 2021, 0.57% for the year ended December 31, 2020, and 0.62% for the year ended December 31, 2019.
5
Not annualized.

Financial Highlights
Impax Sustainable Allocation Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
136
a
Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class
Net asset value, beginning of year ................... $23.24 $29.54 $26.83 $23.76 $21.47
Net investment income
1
......................... 0.50 0.40 0.32 0.33 0.43
Net realized and unrealized gains (losses) ........... 2.60 (5.22) 3.86 3.54 4.09
Total from investment operations .................... 3.10 (4.82) 4.18 3.87 4.52
Distributions to shareholders
From net investment income ..................... 0.37 0.35 0.30 0.32 0.43
From net realized gains ......................... 0.50 1.13 1.17 0.48 1.80
Total distributions ............................... 0.87 1.48 1.47 0.80 2.23
Net asset value, end of year ....................... $25.47 $23.24 $29.54 $26.83 $23.76
Total return
2
................................... 13.44% (16.22)% 15.64% 16.49% 21.17%
Net assets, end of period (in $000’s) ................. $927,608 $845,463 $974,940 $657,906 $374,838
Ratios to average net assets
3
Net expenses including reimbursements and waivers
4
.... 0.05% 0.05% 0.05% 0.05% 0.05%
Net investment income ........................... 2.07% 1.56% 1.10% 1.36% 1.80%
Total expenses excluding reimbursements and waivers
4
.. 0.05% 0.05% 0.05% 0.05% 0.05%
Portfolio Turnover
5
.............................. 7% 4% 4% 13% 8%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
The expense ratio of the Sustainable Allocation Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.62% for the year ended December 31, 2023, 0.60% for the year ended December 31, 2022, 0.59% for the year ended December 31, 2021, 0.57% for the year ended December 31, 2020, and 0.62% for the year ended December 31, 2019.
4
Not annualized.

www.impaxam.com
Annual Report
Notes to Financial Statements
December 31, 2023
Impax Funds Series Trust I and Impax Funds Series Trust III
NOTE A—Organization and Summary of Significant Accounting Policies
Organization Impax Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of December 31, 2023, Trust I offered eleven investment funds: Impax Large Cap
Fund (the “Large Cap Fund”), Impax Small Cap Fund (the “Small Cap Fund”), Impax US Sustainable Economy Fund (the “US
Sustainable Economy Fund”, Impax Global Sustainable Infrastructure Fund (the “Global Sustainable Infrastructure Fund”,
Impax Global Opportunities Fund (the “Global Opportunities Fund”), Impax Global Environmental Markets Fund (the “Global
Environmental Markets Fund”), Impax Global Social Leaders Fund (the "Global Social Leaders Fund"), Impax International
Sustainable Economy Fund (the “International Sustainable Economy Fund”), Impax Core Bond Fund (the “Core Bond Fund”),
Impax High Yield Bond Fund (the “High Yield Bond Fund”), and Impax Sustainable Allocation Fund (the “Sustainable Allocation
Fund”).
Impax Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Impax Ellevate Global
Women’s Leadership Fund (the “Global Women’s Leadership Fund”) is a diversified series of Trust III.
These financial statements relate to all funds (each a “Fund”, collectively, the “Funds”) offered under both Trust I and Trust III
(each a “Trust”, collectively, the “Trusts”).
The Large Cap Fund, Global Sustainable Infrastructure Fund, Global Opportunities Fund, Global Social Leaders Fund, Global
Women’s Leadership Fund, International Sustainable Economy Fund, Core Bond Fund and Sustainable Allocation Fund
each offer two classes of shares—Investor Class shares and Institutional Class shares. The Small Cap Fund, US Sustainable
Economy Fund, Global Environmental Markets Fund and High Yield Bond Fund each offer three classes of shares—Investor
Class shares, Class A shares and Institutional Class shares. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.
The Funds seek to avoid investing in issuers that their investment adviser has determined are involved in the manufacture or sale of weapons or manufacture of tobacco products or engage in business practices that their investment adviser determines to be sub-standard from an Environmental, Social and Governance (ESG) or sustainability perspective in relation to their industry, sector, asset class or universe peers. The Funds will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.
The Large Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Standard & Poor’s 500 Index as measured by market capitalization.
The Small Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization.

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Notes to Financial Statements, continued
December 31, 2023
The US Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in large-capitalization U.S. equity securities. The Fund also may invest up to 20% of its assets in non-US issuers, including emerging market investments and
American depository receipts (ADRs).
The Global Sustainable Infrastructure Fund’s investment objective is capital appreciation and income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities of companies that the Adviser determines derive significant revenues (i.e., at least 20% of revenues) from owning, operating, developing or distributing sustainable infrastructure-related goods, services or assets.
The Global Opportunities Fund’s investment objective is to seek long-term growth of capital by investing in companies benefiting from the transition to a more sustainable global economy. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets in companies that its Adviser or Sub-Adviser believe will benefit from the transition to a more sustainable global economy - the shift away from a depletive economy to one that preserves ecological and societal balance for the benefit of future generations. The Fund seeks to invest in companies with durable business models that are well-positioned to benefit from or avoid the risks associated with this transition. Under normal market conditions, the Global Opportunities Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located around the world, including at least 40%
of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets.
The Global Environmental Markets Fund's investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy management & efficiency; transportation solutions; water infrastructure & technologies; environmental services
& resources; resource efficiency & waste management; digital infrastructure; and sustainable food & agriculture. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets in the foregoing companies and will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United
States, including those located in emerging markets.
The Global Social Leaders Fund’s investment objective is to seek long term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Fund’s Sub-Adviser has determined are “social leaders.” To identify social leaders, the Fund’s Sub-Adviser identifies a universe of companies that it has determined (1) derive significant revenues (i.e., at least 20% of revenues) from “social markets,” meaning products or services that address societal challenges, including meeting basic needs, such as food, water, and shelter, or essential services, such as transportation and utilities; broadening economic participation by enabling access to education, jobs, financial services and/or digital services; or improving quality of life through accessible and affordable health care and wellness; and (2) also demonstrate positive behaviors through policies and programs that foster diverse, inclusive and equitable workplace cultures. From this universe, the Fund’s Sub-Adviser selects portfolio companies for the Fund that it determines to be social leaders on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of ESG factors that the Fund’s Sub-Adviser has determined are financially material. The Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.
The Global Women’s Leadership Fund’s investment objective is to seek investment returns that closely correspond to or exceed the price and yield performance, before fees and expenses, of the Impax Global Women’s Leadership Index (the
“Women’s Index”), while maintaining risk characteristics that the Adviser believes are generally similar to those of the Women’s
Index. The Fund seeks to achieve this objective by investing, under normal market conditions, more than 80% of its total

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December 31, 2023
assets in the component securities of the Women’s Index and in American depositary receipts, global depositary receipts and European depositary receipts representing the component securities of the Women’s Index, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Global Women’s Leadership Fund would normally invest at least 30% of its assets) in securities of companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.
The International Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, more than 80% of its assets in large-capitalization equity securities in non-U.S. developed markets, including American depositary receipts, Global depositary receipts and Euro depositary receipts. The Fund may take significant positions in one or more non-U.S. developed markets, including the Asia and Pacific region and the European Union.
The Core Bond Fund’s investment objective is to seek income and conservation of principal. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in bonds, which include debt obligations such as mortgage-related securities, securities issued by the United States government or its agencies and instrumentalities, municipal bonds, corporate bonds and high-impact bonds (which provide financing to support solutions to global sustainability challenges) across the spectrum of issuers, each of which is, at the time of purchase, rated at least investment grade
(rated BBB- or higher by Standard & Poor’s Ratings Group or Baa3 or higher by Moody’s Investors Service) or unrated and determined by the Adviser to be of comparable quality.
The High Yield Bond Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the High Yield Bond Fund seeks capital appreciation. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in high-yield, fixed income securities (such as bonds, notes or debentures)
that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds”.
The Sustainable Allocation Fund’s primary investment objective is to seek income and conservation of principal. As a secondary investment objective, the Fund seeks long-term growth of capital. The Fund uses a team approach to allocate among multiple funds managed by the Adviser (“Underlying Funds”) in order to seek to achieve its investment objectives.
The Adviser will allocate the Fund’s assets among Underlying Funds in its sole discretion. The Fund seeks to achieve its investment objectives, under normal market conditions, by investing (indirectly through the use of Underlying Funds)
approximately 50%-75% of its assets in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) and 25%-50% of its assets in debt securities (including but not limited to debt securities convertible into equity securities).
Under the Trusts’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses. The Trusts’ maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred. However, based on experience, the Trusts expect this risk of loss to be remote.
Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds apply
Investment Company accounting and reporting guidance.

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Annual Report
Notes to Financial Statements, continued
December 31, 2023
Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the
NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.
U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or
NAV determined earlier that day.
For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.
Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s
NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The
Boards have designated the Adviser, through its Best Execution and Valuation Committee, to manage and implement the day-to-day valuation of the Funds’ portfolio investments, in accordance with policies and procedures approved by the Boards.
In addition, pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, through its Best Execution and
Valuation Committee, as the “valuation designee” to make fair value determinations for all of the Funds’ investments for which market quotations are not readily available.
The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters).
The Funds may determine the fair value of investments based on information provided by pricing services and other third-
party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets.
In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices)
that occur after the close of the relevant market and the usual time of valuation. At December 31, 2023, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at  $460,612, representing 0.05% of the Fund’s net asset value and High Yield Bond Fund held two securities fair valued at $681,476, representing 0.12% of the Fund’s net assets.
For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’
fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the
U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will

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Annual Report
December 31, 2023
be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.
Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – unadjusted quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.
Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds for which market quotations are readily available, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.
Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S.
Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal
Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.
Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.
Short-Term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.
The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2023:
Level 1 Level 2 Level 3 Totals
Large Cap Fund
Common Stocks $ 1,425,207,281 $ — $ — $ 1,425,207,281
Cash Equivalents 16,836,492 — — 16,836,492
Total $ 1,442,043,773 $ — $ — $ 1,442,043,773
Small Cap Fund
Common Stocks $ 645,463,459 $ — $ — $ 645,463,459

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Notes to Financial Statements, continued
December 31, 2023
Level 1 Level 2 Level 3 Totals
Cash Equivalents 32,049,924 — — 32,049,924
Total $ 677,513,383 $ — $ — $ 677,513,383
US Sustainable Economy Fund
Common Stocks $ 286,253,569 $ — $ — $ 286,253,569
Cash Equivalents 4,542,340 — — 4,542,340
Total $ 290,795,909 $ — $ — $ 290,795,909
Global Sustainable Infrastructure
Fund
Common Stocks $ 46,686,482 $ 45,248,173 $ — $ 91,934,655
Cash Equivalents 1,848,073 — — 1,848,073
Total $ 48,534,555 $ 45,248,173 $ — $ 93,782,728
Global Opportunities Fund
Common Stocks $ 68,626,034 $ 50,175,158 $ — $ 118,801,192
Preferred Stocks — 1,163,356 — 1,163,356
Cash Equivalents 2,222,614 — — 2,222,614
Total $ 70,848,648 $ 51,338,514 $ — $ 122,187,162
Global Environmental Markets
Fund
Common Stocks $ 1,468,443,919 $ 931,346,055 $ — $ 2,399,789,974
Cash Equivalents 43,429,915 — — 43,429,915
Total $ 1,511,873,834 $ 931,346,055 $ — $ 2,443,219,889
Global Social Leaders Fund
Common Stocks $ 903,460 $ 608,034 $ — $ 1,511,494
Cash Equivalents 63,182 — — 63,182
Total $ 966,642 $ 608,034 $ — $ 1,574,676
Global Women’s Leadership Fund
Common Stocks $ 582,885,944 $ 240,967,284 $ — $ 823,853,228
Preferred Stocks — 287,983 — 287,983
Cash Equivalents 9,927,096 — — 9,927,096
Total $ 592,813,040 $ 241,255,267 $ — $ 834,068,307
International Sustainable
Economy Fund
Common Stocks $ 7,775,865 $ 1,097,095,047 $ — $ 1,104,870,912
Preferred Stocks — 11,771,487 — 11,771,487
Cash Equivalents 14,561,013 — — 14,561,013
Total $ 22,336,878 $ 1,108,866,534 $ — $ 1,131,203,412
Core Bond Fund
Mortgage-Backed Securities $ — $ 233,280,307 $ — $ 233,280,307
Corporate Bonds — 294,422,610 — 294,422,610
Supranational — 90,789,288 — 90,789,288
Asset-Backed Securities — 53,935,158 — 53,935,158
U.S. Government and Agency
Securities — 160,453,724 — 160,453,724
Foreign Government and Agency
Securities — 33,121,911 — 33,121,911
Municipal Bonds — 11,407,474 — 11,407,474
Community Investment Notes — 242,347 460,612 702,959
Certificates of Deposit — 499,116 — 499,116

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December 31, 2023
See Schedules of Investments for additional detailed industry classifications.
Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The Core Bond Fund and High
Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued a par.
Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.
Investment Income  Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the premium amortization period is to the earliest call date.
Distributions to Shareholders Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates.
The Funds (except Core Bond Fund and High Yield Bond Fund) expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually.
The Core Bond Fund and High Yield Bond Fund expect to pay dividends of net investment income, if any, monthly and to make distributions of capital gains, if any, at least annually. A shareholder begins earning dividends on the Core Bond Fund and High Yield Bond Fund shares the day after the Funds receive his or her purchase payment. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Class Accounting  Expenses directly attributable to a class of shares, such as 12b-1 distribution fees, are charged to that class. Each Fund has adopted a 12b-1 plan, applicable to certain classes of each of the Funds. Expenses of the Funds that are directly identifiable to a specific Fund, such as transfer agent fees, custody fees and registration fees, are applied to that
Fund. Expenses that are not readily identifiable to a specific Fund, such as printing expense, Trustees’ fees and legal fees, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Investment income, realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class of shares.
Level 1 Level 2 Level 3 Totals
Cash Equivalents 7,666,056 — — 7,666,056
Total $ 7,666,056 $ 878,151,935 $ 460,612 $ 886,278,603
High Yield Bond Fund
Corporate Bonds $ — $ 518,990,225 $ — $ 518,990,225
Loans — 22,761,915 — 22,761,915
Community Investment Notes — 242,347 681,476 923,823
Certificates of Deposit — 999,116 — 999,116
Common Stocks 2,276,630 — — 2,276,630
Cash Equivalents 8,429,106 — — 8,429,106
Total $ 10,705,736 $ 542,993,603 $ 681,476 $ 554,380,815
Sustainable Allocation Fund
Management Investment
Companies $ 2,281,014,899 $ — $ — $ 2,281,014,899
Cash Equivalents 15,579,523 — — 15,579,523
Total $ 2,296,594,422 $ — $ — $ 2,296,594,422

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Annual Report
Notes to Financial Statements, continued
December 31, 2023
Federal Income Taxes Each of the Funds has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no federal income or excise tax provision is required. The Funds are treated as separate entities for federal income tax purposes.
Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.
Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some
Fund investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, a Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers;
different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.
Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement)
with J.P. Morgan Chase Bank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in government money market funds. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. At December
31, 2023, non-cash collateral consisted of U.S. Treasuries, short-term U.S. Government agency obligations and sovereign debt.
The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.
A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

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December 31, 2023
As of December 31, 2023, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:
*
Non-cash collateral is not included in the financial statements.
For the Large Cap Fund, Small Cap Fund, US Sustainable Economy Fund, Global Sustainable Infrastructure Fund and Global
Women’s Leadership Fund all of the securities on loan at December 31, 2023 are classified as Common Stocks in each
Fund’s Schedule of Investments. For the Core Bond Fund all of the securities on loan on December 31, 2023 are classified as
U.S.Treasury Notes on the Fund's Schedule of Investments.
NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties
Each of Trust I and Trust III have entered into an Investment Advisory Contract (the “Management Contract”) with Impax Asset
Management LLC (“IAM”) (the “Adviser”). Pursuant to the terms of the Management Contract, the Adviser, subject to the supervision of the Boards of Trustees of the Trusts, is responsible for managing the assets of the Funds in accordance with the
Funds’ investment objectives, investment programs and policies.
Pursuant to the Management Contract, the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested.
The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds.
In return for such services, the Funds pay an advisory fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):
Fund
Market Value
of Securities
Loaned
Payable on
Collateral Due to
Broker
Non-Cash
Collateral Value *
Over (Under)
Collateralized
Large Cap Fund $ 47,208,979 $ — $ 48,161,154 $ 952,175
Small Cap Fund 819,330 837,000 — 17,670
US Sustainable Economy Fund 1,602,803 997,095 658,110 52,402
Global Sustainable Infrastructure Fund 1,367,684 175,675 1,219,980 27,971
Global Women’s Leadership Fund 10,219,924 244,637 10,180,989 205,702
Core Bond Fund 52,167,924 — 53,225,120 1,057,195
Fund Annual Rate
Large Cap Fund
1
0.65%
Small Cap Fund 0.75%
US Sustainable Economy Fund
2
0.45%
*
Global Sustainable Infrastructure Fund
3
0.55%
*
Global Opportunities Fund 0.80%
Global Environmental Markets Fund
4
0.75%
Global Social Leaders Fund 0.80%
Global Women’s Leadership Fund
5
0.52%
*
International Sustainable Economy Fund
6
0.47%
*
Core Bond Fund 0.40%
High Yield Bond Fund 0.50%
Sustainable Allocation Fund 0.05%
*

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Annual Report
Notes to Financial Statements, continued
December 31, 2023
* The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, custodian fees, legal fees and other expenses.
1
Effective November 15, 2022, the management fee is 0.65% based on average net assets up to $2 billion; 0.62% for assets of $2 billion to $3 billion; 0.58% for assets of $3 billion to $4 billion; and 0.55% for assets over $4 billion.
2
Management contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Fund’s Board of Trustees before May 1, 2025. The gross management fee (before waiver) is 0.65% based on average net assets up to $225 million; 0.55% for assets of $225 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.
3
The management fee is 0.65% based on average net assets up to $150 million; 0.55% for assets of $150 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.
4
The management fee is 0.80% based on average net assets up to $1 billion; 0.75% for assets of $1 billion to $1.5 billion; 0.70% for assets of
$1.5 billion to $2 billion; 0.65% for assets of $2 billion to $3 billion; and 0.60% for assets over $3 billion.
5
The management fee is 0.55% based on average net assets up to $375 million; 0.50% for assets of $375 million to $750 million; and 0.45%
for assets over $750 million.
6
The management fee is 0.48% based on average net assets up to $600 million; 0.45% for assets of $600 million to $750 million; and 0.40%
for assets over $750 million.
For the year ended December 31, 2023, the Funds incurred the following advisory fees:
Fund Amount
Large Cap Fund $ 8,983,477
Small Cap Fund 4,684,433
US Sustainable Economy Fund 1,691,900
Global Sustainable Infrastructure Fund 698,516
Global Opportunities Fund 938,595
Global Environmental Markets Fund 17,384,571
Global Social Leaders Fund 1,050
Global Women’s Leadership Fund 4,156,796
International Sustainable Economy Fund 4,606,794
Core Bond Fund 3,372,411
High Yield Bond Fund 2,881,575
Sustainable Allocation Fund 1,105,718

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Annual Report
December 31, 2023
The Adviser has contractually agreed to reimburse the Funds or limit expenses of the Funds to the extent that each Fund’s respective expenses exceed, on an annual basis, the following percentages of average daily net assets:
1
The Adviser has contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2025.
2
The Adviser has contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2024.
3
Expense caps for funds represent their respective unified management fees plus distribution and/or service fees payable under a plan pursuant to Rule 12b-1, as applicable to particular classes of shares.
4
The Adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceed the expense caps indicated. The reimbursement arrangement may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2025.
5
The Adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceed the expense caps indicated. The reimbursement arrangement may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2027.
Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds’ custodian and transfer agent; (iv) the fees of the Funds’ legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders’ and Boards of Trustees’ meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.
For the year ended December 31, 2023, the dollar amounts of expense reimbursements were as follows:
In addition, the Adviser waived $491,709, $107,464 and $1,019 of its management fee from the US Sustainable Economy
Fund, Global Sustainable Infrastructure Fund and Global Social Leaders Fund, respectively.
Pursuant to a sub-advisory agreement, Impax Asset Management Ltd. (the “Sub-Adviser”) assists in the management of the
Global Environmental Markets Fund’s, Global Opportunities Fund’s and Global Social Leaders Fund's portfolios of securities.
The Sub-Adviser makes decisions with respect to the purchase and sale of investments, subject to the general control of
Expense Caps by Class
Fund Investor Class Class A Institutional Class
US Sustainable Economy Fund
1,3
0.70% 0.70% 0.45%
Global Sustainable Infrastructure Fund
2,3
0.80% 0.55%
Global Opportunities Fund
4
1.23% 0.98%
Global Social Leaders Fund
5
1.23% 0.98%
Global Women’s Leadership Fund
3
0.80% 0.55%
International Sustainable Economy Fund
3
0.73% 0.48%
Sustainable Allocation Fund
3
0.30% 0.05%
Total expenses reimbursed by Advisor
Fund Investor Class Institutional Class
Global Opportunities Fund $ 6,978 $ 107,21 3
Global Social Leaders Fund 32 31,2 59

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Annual Report
Notes to Financial Statements, continued
December 31, 2023
the Board of the Fund and the determination of IAM that the contemplated investments satisfy the sustainable investing criteria applied to the Funds. As compensation for its sub-advisory services, the Sub-Adviser receives a fee from the Adviser, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets.
The Trusts have adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of certain shares as described below and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. Under the Plan, each Fund will pay its Distributor a distribution fee equal to 0.25% of the annual average daily net assets attributable to the Investor Class shares and Class A shares. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of indicated shares of such Fund, or for providing personal services to investors in the indicated shares of such Fund and/or the maintenance of shareholder accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor’s services as principal underwriter of the indicated shares of such Fund.
Several individuals who are officers and/or Trustees of the Trusts are also employees of the Adviser.
NOTE C—Investment Information
Purchases and proceeds from sales of investments for the Funds for the year ended December 31, 2023 were as follows:
Purchases Sales
Fund Investments
1
U.S. Gov’t Bonds Investments
1
U.S. Gov’t Bonds
Large Cap Fund $ 606,425,078 $ — $ 760,534,427 $ —
Small Cap Fund 267,360,411 — 287,915,479 —
US Sustainable Economy Fund 114,834,285 — 128,766,511 —
Global Sustainable Infrastructure Fund 94,476,585 — 114,452,671 —
Global Opportunities Fund 39,348,015 — 38,450,861 —
Global Environmental Markets Fund 599,242,694 — 727,144,047 —
Global Social Leaders Fund 1,621,221 — 189,505 —
Global Women’s Leadership Fund 250,892,725 — 309,607,871 —
International Sustainable Economy Fund 718,317,692 — 564,188,602 —
Core Bond Fund 236,560,624 509,815,145 226,202,038 433,461,671
High Yield Bond Fund 166,124,763 — 210,667,020 —
Sustainable Allocation Fund 151,930,262 — 170,000,000 —
1
Excluding short-term investments and U.S. Government Bonds.

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Annual Report
December 31, 2023
For federal income tax purposes, the identified cost of investments owned at December 31, 2023 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of December
31, 2023 were as follows for the Funds:
At December 31, 2023 the Small Cap Fund, Global Sustainable Infrastructure Fund, Global Opportunities Fund, Global
Environmental Markets Fund, Global Social Leaders Fund, Global Women’s Leadership Fund and International Sustainable
Economy Fund had unrealized foreign currency gains (losses) of $(20); $(1,237); $3,092; $6,432; $(49); $14,152; and
$67,489, respectively.
Netting Agreements During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of December 31, 2023, there is no collateral held at the counterparty that would be offset by a master netting agreement that the Funds have with the counterparty. The Funds did not hold any derivative instruments as of December 31,
2023.
Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s
Adviser. At December 31, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:
Fund
Identified cost of
investments for
Federal income
tax basis
Gross unrealized
appreciation
Gross unrealized
depreciation
Net unrealized
appreciation
(depreciation)
Large Cap Fund $ 996,875,927 $ 465,321,281 $ 20,153,435 $ 445,167,846
Small Cap Fund 607,019,875 136,134,050 65,640,542 70,493,508
US Sustainable Economy Fund 197,974,825 100,067,956 7,246,872 92,821,084
Global Sustainable Infrastructure Fund 90,349,107 6,502,627 3,069,006 3,433,621
Global Opportunities Fund 97,570,568 27,636,044 3,019,450 24,616,594
Global Environmental Markets Fund 1,868,231,052 648,063,784 73,074,947 574,988,837
Global Social Leaders Fund 1,506,523 72,367 4,214 68,153
Global Women’s Leadership Fund 649,644,014 211,404,270 26,979,977 184,424,293
International Sustainable Economy Fund 970,325,876 192,750,664 31,873,128 160,877,536
Core Bond Fund 918,002,393 17,007,879 48,731,669 (31,723,790)
High Yield Bond Fund 588,067,954 9,258,675 42,945,814 (33,687,139)
Sustainable Allocation Fund 1,959,068,822 437,940,929 100,415,329 337,525,600
Fund
Shares
Held at
12/31/2022
Gross
Additions
Gross
Reductions
Shares
Held at
12/31/2023
Sustainable Allocation Fund
Large Cap Fund 75,268,533 2,992,743 10,273,659 67,987,617
Small Cap Fund 4,176,980 1,464,715 — 5,641,695
Global Sustainable Infrastructure Fund 7,971,319 192,264 1,762,115 6,401,468
Global Opportunities Fund 4,082,111 13,285 — 4,095,396
Global Environmental Markets Fund 2,635,835 20,868 — 2,656,703
Global Women's Leadership Fund 2,057,973 37,627 — 2,095,600
International Sustainable Economy Fund 11,578,384 287,084 305,499 11,559,969
Core Bond Fund 85,316,699 8,970,640 2,297,661 91,989,678
High Yield Fund 16,220,310 974,341 — 17,194,651

www.impaxam.com
Annual Report
Notes to Financial Statements, continued
December 31, 2023
1
Includes realized capital gain distributions from an affiliated fund, if any.
The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trusts’ Boards of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective Fund from or to another Fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. The Funds did not engage in cross trades during the year ended December 31, 2023.
Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the
Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith pursuant to policies and procedures approved by the Boards. At December
31, 2023, the Core Bond Fund held $114,258,401 or 12.75% of net assets and High Yield Bond Fund held $414,717,496 or
73.62% of net assets in securities exempt from registration under rule 144A of the Act.
At December 31, 2023, the Core Bond Fund held $6,922,152 of illiquid securities, representing 0.77% of net assets and High
Yield Bond Fund held $2,525,841 of illiquid securities, representing 0.45% of net assets. The Fund will classify as “illiquid”
all securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.
Y
Fund
Value at
12/31/2022
Dividend
Income
Realized
Gains/
Losses
1
Net change in
Unrealized
Appreciation/
Depreciation
Value at
12/31/2023
Sustainable Allocation Fund
Large Cap Fund $ 870,104,236 $ 8,663,603 $ 45,611,504 $ 109,504,796 $ 902,875,554
Small Cap Fund 59,689,044 — — 9,744,922 91,733,966
Global Sustainable Infrastructure
Fund 68,314,199 1,734,342 (2,054,273) 6,515,151 58,509,418
Global Opportunities Fund 56,129,027 201,273 — 8,499,825 64,830,125
Global Environmental Markets
Fund 51,609,644 444,489 — 8,253,019 60,307,152
Global Women's Leadership Fund 56,491,351 1,113,007 — 9,287,186 66,891,544
International Sustainable
Economy Fund 99,689,886 2,750,592 200,797 16,189,614 115,830,889
Core Bond Fund 740,548,945 24,847,415 (4,864,214) 22,835,708 816,868,344
High Yield Fund 92,617,968 5,644,445 — 4,905,648 103,167,907
Total $ 2,095,194,300 $ 45,399,166 $ 38,893,814 $ 195,735,869 $ 2,281,014,899

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Annual Report
December 31, 2023
NOTE D—Tax Information
The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. In addition to permanent differences previously noted, temporary differences may arise from recognition of certain items of income, expense, gain or loss in different periods for financial reporting and tax purposes. Such differences will reverse at some time in the future. As a result, net investment income (loss)
and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. For tax purposes, short-term capital gains are considered ordinary income.
The tax character of distributions paid during 2023 and 2022 was as follows:
Security Acquisition Date Range Cost Market Value
Core Bond Fund
Calvert Impact Capital, Inc., 3.000%, 03/14/25 03/13/20-03/13/20 $ 1,000,000 $ 922,910
Capital Impact Partners, 2.300%, 10/15/24 10/21/19-10/21/19 500,000 487,643
Capital Impact Partners, 5.750%, 06/15/24 06/20/23-06/20/23 500,000 500,698
CEI Investments LLC, 4.000%, 10/31/24 11/01/23-11/01/23 310,612 310,612
Envest Microfinance Cooperative, 5.460%, 10/24/24 10/25/23-10/25/23 150,000 150,000
Envest Microfinance Cooperative, 4.000%, 04/20/26 04/20/22-04/20/22 250,000 242,347
Local Initiatives Support Corp., 1.000%, 11/15/25 11/23/20-11/23/20 1,000,000 906,384
Tesla Energy Operations, Inc., 4.700%, 05/29/25 05/26/15-05/26/15 1,996,319 1,889,450
Walden Mutual Bank, 4.935%, 11/13/24 11/10/23-11/10/23 500,000 499,116
WLB Asset VI Pte. Ltd., 7.250%, 12/21/27 12/08/23-12/08/23 1,000,000 1,012,991
High Yield Bond Fund
CEI Investments LLC, 4.000%, 09/30/24 10/01/23-10/01/23 $531,476 $ 531,476
Digicel Ltd., 6.750%, 03/01/23 10/25/21-10/25/21 900,000 22,500
Envest Microfinance Cooperative, 5.460%, 10/24/24 10/25/23-10/25/23 150,000 150,000
Envest Microfinance Cooperative, 4.000%, 04/20/26 04/20/22-04/20/22 250,000 242,347
Ligado Networks LLC, 15.500%, 01/31/24 05/04/23-05/04/23 3,052,686 580,401
Shared Interest, Inc., 0.550%, 09/30/24 09/30/21-09/30/21 500,000 500,000
Walden Mutual Bank, 4.935%, 11/13/24 11/10/23-11/10/23 500,000 499,116
Distributions paid in 2023 Distributions paid in 2022
Fund
Ordinary
income
Tax Return
of capital
Long term
capital gains
Ordinary
income
Tax Return
of capital
Long-term
capital gains
Large Cap Fund $ 15,248,262 $ — $ 47,662,715 $ 20,762,518 $ — $ 20,547,403
Small Cap Fund — — — 2,438,717 — 12,315,208
US Sustainable Economy Fund 1,401,814 — 14,927,635 3,602,628 555,114 13,838,198
Global Sustainable Infrastructure Fund 2,707,793 — — 2,682,896 — —
Global Opportunities Fund 393,908 — — 601,915 — 1,218,713
Global Environmental Markets Fund 18,563,092 — — 8,106,782 — 6,340,323
Global Social Leaders Fund — — —
Global Women’s Leadership Fund 14,521,163 — — 7,633,503 — 17,044,507
International Sustainable Economy Fund 26,277,053 — — 20,242,591 — —
Core Bond Fund 26,991,739 — — 18,413,374 — —

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Annual Report
Notes to Financial Statements, continued
December 31, 2023
For the year ended December 31, 2023, the components of distributable earnings on a tax basis are as follows:
As of December 31, 2023, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:
The Global Sustainable Infrastructure Fund incurred late-year ordinary losses of $94,381. These losses are treated for federal income tax purposes as if they had occurred on January 1, 2024.
Distributions paid in 2023 Distributions paid in 2022
Fund
Ordinary
income
Tax Return
of capital
Long term
capital gains
Ordinary
income
Tax Return
of capital
Long-term
capital gains
High Yield Bond Fund $ 33,379,601 $ — $ — $ 31,438,803 $ — $ —
Sustainable Allocation Fund 33,944,169 — 43,188,737 70,922,055 — 58,062,019
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gain
Other Temporary
Differences
Net Unrealized
Appreciation
(Depreciation)
Large Cap Fund $ – $ 18,011,347 $ –
$ 445,167,846
Small Cap Fund – – (6,371,214)
70,493,488
US Sustainable Economy Fund 2,055,813 16,492,825 –
92,821,085
Global Sustainable Infrastructure Fund – – (10,081,441)
3,432,384
Global Opportunities Fund 5,614 – (2,324,974)
24,619,686
Global Environmental Markets Fund 3,246,188 – (29,075,432)
574,995,269
Global Social Leaders Fund 12,214 – –
68,104
Global Women’s Leadership Fund 8,233,645 – (24,966,572)
184,438,444
International Sustainable Economy Fund 1,154,681 – (29,832,068)
160,945,025
Core Bond Fund 278,955 – (65,640,381)
(31,723,790)
High Yield Bond Fund 197,452 – (113,715,356)
(33,687,139)
Sustainable Allocation Fund 25,082,500 15,801,130 –
337,525,600
No Expiration
Fund Short-term Long-term
Small Cap Fund $ – $ 6,371,214
Global Sustainable Infrastructure Fund 1,880,743 8,106,317
Global Opportunities Fund 1,833,875 491,099
Global Environmental Markets Fund 29,075,432 –
Global Women’s Leadership Fund 24,966,572 –
International Sustainable Economy Fund 9,744,242 20,087,826
Core Bond Fund 38,517,951 27,122,430
High Yield Bond Fund 32,791,646 80,923,710
NOTE D—Tax Information

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Annual Report
December 31, 2023
For the year ended December 31, 2023, the Funds recorded the following reclassifications:
For financial reporting purposes, the capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and tax treatment related to REITs, PFICs, paydowns and bond amortization adjustments. Distributions received from REITs may be classified as dividends, capital gains and/or return of capital.
Uncertain Tax Positions Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2020 through 2023). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the year ended December 31, 2023, no provision for federal income tax is necessary and, therefore, the
Funds did not have a liability for any unrecognized tax expenses.
Note E—Subsequent Events
The Company evaluated all subsequent events for potential recognition or disclosure in these financial statements through February 22, 2024, the date the financial statements were available to be issued. No subsequent events were identified.
Fund
Undistributed
Net Investment
Income
Accumulated Net
Realized Gain/
(Loss)
Paid In
Capital
Large Cap Fund $ 576,975 $ (576,975) $ –
Small Cap Fund (652,312) 1,512,277 (859,965)
US Sustainable Economy Fund (56,687) 56,687 –
Global Sustainable Infrastructure Fund (302,053) 311,149 (9,096)
Global Opportunities Fund (35,230) 35,230 –
Global Environmental Markets Fund (449,255) 449,256 (1)
Global Social Leaders Fund (142) 142 –
Global Women’s Leadership Fund (156,858) 156,858 –
International Sustainable Economy Fund 330,208 (330,208) –
Core Bond Fund 355,440 (355,440) –
High Yield Bond Fund 160,747 (160,747) –
Sustainable Allocation Fund – 1 (1)
NOTE D—Tax Information

Annual Report
Report of Independent Registered Public Accounting Firm
December 31, 2023
To the Boards of Trustees and Shareholders of Impax Funds Series Trust I and Impax Funds Series Trust III:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Impax Funds Series Trust I (“Trust I”) (comprising
Impax Sustainable Allocation Fund, Impax US Sustainable Economy Fund, Impax Small Cap Fund, Impax High Yield Bond
Fund, Impax Global Environmental Markets Fund, Impax International Sustainable Economy Fund, Impax Core Bond Fund,
Impax Large Cap Fund, Impax Global Opportunities Fund, Impax Global Sustainable Infrastructure Fund, and Impax Global
Social Leaders Fund) and Impax Funds Series Trust III (“Trust III”) (comprising Impax Ellevate Global Women’s Leadership
Fund) (Trust I and Trust III collectively, the “Trusts”) (all funds comprising the Trusts collectively, the “Funds”), including the schedules of investments, as of December 31, 2023, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds at December 31, 2023, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the
Trusts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over
Funds comprising Trust I
Statement of
Operations
Statements of
Changes in Net
Assets Financial Highlights
Impax Sustainable Allocation Fund
Impax US Sustainable Economy Fund
Impax Small Cap Fund
Impax High Yield Bond Fund
Impax Global Environmental Markets Fund
Impax International Sustainable Economy Fund
Impax Large Cap Fund
Impax Global Sustainable Infrastructure Fund
Impax Core Bond Fund
Impax Global Opportunities Fund
For the year ended
December 31, 2023
For each of the
two years in the
period ended
December 31, 2023
For each of the
five years in the
period ended
December 31, 2023
Impax Global Social Leaders Fund For the period from November 30, 2023 (commencement of operations)
through December 31, 2023
Fund comprising Trust III
Statement of
Operations
Statements of
Changes in Net
Assets Financial Highlights
Impax Ellevate Global Women’s Leadership Fund For the year ended
December 31, 2023
For each of the
two years in the
period ended
December 31, 2023
For each of the
five years in the
period ended
December 31, 2023

Annual Report
December 31, 2023
financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of the Impax Funds Series Trust I and Impax Funds Series Trust III since 2003
.
Boston, Massachusetts
February  22, 2024

www.impaxam.com
Annual Report
December 31, 2023
Proxy Voting (Unaudited)
You may obtain a description of the Funds’ policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 800.767.1729 or on the SEC’s website at www.sec.gov.
The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by telephoning Impax (toll-free) at 800.767.1729 or visiting Impax’s website at www.impaxam.com and will be available without charge by visiting the SEC’s website at www.sec.gov.
Portfolio Holdings (Unaudited)
Each Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year (or as an exhibit to its reports Form N-PORT). Each Fund’s Forms N-PORT are available on the SEC’s web site at www.sec.gov.
Tailored Shareholder Reports (Unaudited)
The SEC has adopted rule and form amendments to require open-end mutual funds transmit concise and visually engaging annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in funds’ shareholder reports but, instead, will need to be made available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
Board Considerations in Approving the New Advisory and Subadvisory Agreements (Unaudited)
Review Process .  The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of
Trustees (the “Trustees”) of Impax Funds Series Trust I (the “Trust”) and a majority of the Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trust (the “Independent Trustees”), voting separately, approve any new investment advisory contract or subadvisory contract, or any amendment thereof, for any series of the Trust.
The 1940 Act also requires that the Trustees request and evaluate, and that Impax Asset Management LLC (the “Adviser”)
furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the advisory contract between the Trust and the Adviser (the “Management Contract”) with respect to Impax Global Social Leaders Fund (the
“Fund”). Similarly, the 1940 Act requires that the Trustees request and evaluate, and that Impax Asset Management Ltd.
(the “Subadviser”) furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of its subadvisory contract (the “Subadvisory Contract”) between the Adviser and the Subadviser with respect to the Fund. The
Independent Trustees met in June, August, September and October of 2023 for the purpose of considering the initial approval of the Management Contract and the Subadvisory Contract (the “contract review meetings”).
During the course of the contract review meetings, the Trustees met and discussed the Management Contract and the
Subadvisory Contract with representatives of the Adviser and the Subadviser. The Independent Trustees were assisted in their evaluation of the Management Contract and the Subadvisory Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum regarding the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Independent Trustees requested additional information and discussed with management information that was provided.
In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another or given different weights to various factors in reaching their conclusion. The Trustees’ conclusions were based, in part, on information they receive and consider throughout the year,

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Annual Report
December 31, 2023
both in connection with the general oversight of the Impax Funds and on the information they had obtained from the Adviser and Subadviser at other meetings, including in connection with their approval on June 14-15, 2023 of the continuation of the
Management Contract for all of the other Impax Funds and the Subadvisory Contract for Impax Global Environmental Markets
Fund and Impax Global Opportunities Fund.
Nature, Extent, and Quality of Services .  In considering the Management Contract and the Subadvisory Contract, the
Trustees, including the Independent Trustees, evaluated the nature, extent, and quality of the advisory services to be provided to the Fund by the Adviser and the Subadviser. They considered the terms of the Management Contract and the Subadvisory
Contract and received and considered information provided by management that described, among other matters:
● the nature and scope of the advisory services to be provided to the Fund and information regarding the experience, qualifications and adequacy of the personnel providing those services;
● the investment program to be used by the Adviser and the Subadviser to manage the Fund;
● possible conflicts of interest and fall-out benefits;
● brokerage practices;
● the compliance functions of the Adviser and the Subadviser; and
● financial results, assets under management and other information relating to the financial resources of the Adviser.
The Trustees considered, among other matters, the general oversight of the Fund to be provided by the Adviser. They also took into account information concerning the investment philosophies and processes to be used by the Adviser and the
Subadviser in managing the Fund as well as their in-house investment and sustainable research capabilities.
The Trustees considered, among other matters, that the Adviser provides the Trust with office space and personnel and provides oversight and coordination of the services to be provided by the Fund’s third-party service providers. These services include accounting, administration, bookkeeping, tax, legal, audit, custody and transfer agency services, and preparation of prospectuses, shareholder reports and other regulatory filings. The Trustees also took into account the Adviser’s compliance and operational functions, as well as the resources being devoted by the Adviser to such functions.
The Trustees concluded, within the context of their overall conclusions regarding the Management Contract and the
Subadvisory Contract, that the scope of the services to be provided to the Fund under the Management Contract and the
Subadvisory Contract was consistent with the Fund’s operational requirements; that the Adviser has the capabilities, resources and personnel necessary to provide the advisory services currently required by the Fund; and that, overall, the nature, extent and quality of the services to be provided by the Adviser and the Subadviser to the Fund were sufficient to warrant approval of the Management Contract and the Subadvisory Contract.
Fund Performance .  Because the Fund had not yet commenced operations, the Trustees did not have investment performance to compare to the returns of comparable funds. The Trustees considered the Adviser’s and Subadviser’s performance and reputation generally, the Adviser’s historical responsiveness to Trustee concerns about performance and the Adviser’s willingness to take steps intended to improve performance. Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contract and Subadvisory Contract, that the performance records of the Adviser and the Subadviser were sufficient to support approval of the Management Contract and Subadvisory Contract.
Fees and Other Expenses .  The Trustees, including the Independent Trustees, considered the proposed advisory fees to be paid by the Fund to the Adviser, and the proposed subadvisory fees to be paid to the Subadviser by the Adviser, as well as the Fund’s proposed distribution and service (Rule 12b-1) fees, “other expenses” and total expenses. In doing so, the
Trustees reviewed information provided by the Adviser regarding the proposed expenses of the Fund relative to those of an

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Annual Report
December 31, 2023
Adviser-selected peer group. The Independent Trustees considered that the expense ratio of the Fund (after giving effect to the expense reimbursement described below) was above the median, though within the range of, the expense ratios of its peer group. The Independent Trustees also considered that the management fees of the Fund were above the median but within the range of management fees of its peer group.
Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the
Management Contract and the Subadvisory Contract, that the fees and expenses to be charged represented reasonable compensation to the Adviser and the Subadviser in light of the services to be provided to the Fund.
Costs of Services Provided and Profitability. The Trustees, including the Independent Trustees, considered the cost of services to be provided by the Adviser and the anticipated profitability to the Adviser and the Subadviser of their relationship with the
Fund. The Trustees recognized that the Adviser and the Subadviser should, in the abstract, be entitled to earn a reasonable level of profit for the services to be provided to the Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and the Adviser’s capital structure and cost of capital. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the anticipated level of profitability of each of the Adviser and the Subadviser from its relationship with the Fund was not excessive.
Possible Fall-Out Benefits.  The Trustees, including the Independent Trustees, considered information regarding the direct and indirect benefits to the Adviser and the Subadviser from their relationships with the Fund, including reputational and other “fall out” benefits. During the course of the year, the Trustees received presentations from the Adviser about its trading practices and brokerage arrangements, and the Trustees accepted the representation of the Adviser that it will fulfill its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Fund. The Trustees considered the receipt of these benefits in light of the Adviser’s anticipated profitability and concluded that such benefits were not excessive.
Possible Economies of Scale . The Trustees, including the Independent Trustees, considered whether the Fund would benefit from economies of scale. They considered that the Fund had not yet commenced operations. The Trustees further considered information regarding the proposed fee arrangement for the Fund, including the Adviser’s contractual agreement to reimburse the Fund’s expenses to the extent necessary to ensure that expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) allocable to Institutional Class and Investor Class shares of the Fund do not exceed 0.98% and 1.23% of the average daily net assets of the Institutional Class and Investor Class shares, respectively. The Trustees noted the extent to which the Adviser and the Subadviser may realize economies of scale or other efficiencies in managing and supporting the Fund. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Fund, and not only in respect of the Fund.
The Trustees concluded that the Fund’s proposed fee arrangement represents an appropriate sharing at the present time between Fund shareholders and the Adviser and Subadviser of any economies of scale or other efficiencies in the management of the Fund at asset levels anticipated in the near term.
Conclusions .  Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, concluded that the approval of each of the Management Contract and the Subadvisory Contract with respect to the Fund was in the best interests of the Fund and that the Management
Contract and the Subadvisory Contract should be approved.

Annual Report
Management of the Funds (Unaudited)
December 31, 2023
Interested Trustees and Officers
Name and Age
Position(s) Held With the
Trust; Term of Office1; and
Length of Time Served
Principal Occupation(s) During Past
Five Years and Other Directorships
Held by Trustee or Officer
Number of
Funds in the
Impax Fund
Family
Overseen by
Trustee
Edward
Farrington
(52)
Trust I: Trustee
(since 2024)
Trust III: Trustee
(since 2024)
President (present) and Head of Distribution for
North America (2021  - present) of IAM; Executive
Vice President of Natixis Investment Managers
(2009  - 2021).
12
Lindsey Brace
Martinez
(56)
Trust I: Trustee
(since 2018)
Trust III: Trustee
(since 2019)
Chair, People & Culture Committee, Onward
Energy LLC (2021-present); Director, Seven
Islands Management Co. (2018-present); Founder
and Managing Member, Starpoint Advisors, LLC
(2015-present); Director, Impax Asset Management
Group plc (2015-present); Chair of the Board of
Directors, Novatus Energy, LLC (2016-present); Board
Member, Yale Center for Business and Environment
(2014-present); Investment Sub-Committee Member,
National Geographic Society (2015-present); Member,
Advisory Council, Quebec Labrador Foundation
(2012-present).
12
John Boese
(61)
Trust I: Chief Compliance
Officer
(since 2006) and Secretary
(since 2023)
Trust III: Chief Compliance
Officer
(since 2013) and Secretary
(since 2023)
Chief Compliance Officer of IAM (2006-present),
Pax Ellevate Management LLC (2014-2020),
Impax Asset Management Ltd (2020-present)
and Impax Asset Management (AIFM) Ltd
(2020-present).
N/A
Alicia K. DuBois
(64)
Trust I: Treasurer
(since 2006)
Trust III: Treasurer
(since 2013)
Chief Financial Officer for IAM (2006-present)
and for PEM (2014-2021). Director of Impax
Asset Management LLC and Director of IAM
Holdco, Inc. (December 2021-present).
N/A
Daniel Saltus (44) Trust I: Assistant Treasurer
(Since 2023)
Trust III: Assistant Treasurer
(Since 2023)
Director of Fund Administration for IAM
(2023-present).  Vice President, Eaton Vance
Management (2013-2021), Vice President, Morgan
Stanley Investment Management (2021-2023).
N/A

Annual Report
December 31, 2023
Disinterested Trustees
Name and Age
Position(s) Held With the
Trust; Term of Office1; and
Length of Time Served
Principal Occupation(s) During Past
Five Years and Other Directorships
Held by Trustee or Officer
Number of
Funds in the
Impax Fund
Family
Overseen by
Trustee
Adrian P.
Anderson
(69)
2,3
Trust I: Trustee
(since 2007)
Trust III: Trustee
(since 2013)
Tax Advisor at Block Advisors (November
2022 - Present); Chief Executive Officer,
North Point Advisors, LLC (2004 - present);
Director of Finance at Choice in Aging (July
2022 - September 2022); Tax Director at
Blue Sky Utility, a renewable energy finance
firm (2022-present); Chair of Investment
Committee, Zanick Advisors, a real estate
advisory firm (2020-2021); Tax Associate
at H+R Block (2020-2021); Tax Accountant
at Shwiff , Levy & Polo, LLP (2018-2019); Tax
Accountant at Watson Tax CPA (November
2021 - January 2022).
12
Anne M. Goggin
(75)
3,4
Trust I and Trust III: Vice
Chairperson of the Board of
Trustees
(since 2019)
Trust I and Trust III: Trustee
(since 2017)
Trustee of RS Investment Trust and RS
Variable Products Trust (2006-2016);
attorney; Retired, Chief Counsel, Metropolitan
Life Insurance Company, an insurance
company; Member, Governing Council of the
Independent Directors Council (2012-2020)
12
D’Anne Hurd
(73)
2,3
Trust I: Trustee
(since 2015)
Trust III: Trustee
(since 2015)
Independent Member of and Independent
Advisor to Corporate Boards of Directors (1993
to present). Private investor (2011– present);
member of the Board of Directors, Audit (Chair)
and Nominating and Governance Committees,
Peckham Industries, Inc. (2013–present);
member of the Board of Directors and Audit
(Chair) Committee of Martin Engineering, Inc.
(2019-present); Chief Executive Officer of
Crawford Consulting LLC (2011-present).
12
John L. Liechty
(69)
3,4
Trust I: Chairman of the
Board of Trustees (2014-2023);
Trustee (since 2009)
Trust III: Chairman of the
Board of Trustees (since
2014); Trustee (since 2013)
Founder and Principal, Integrated Investment
Solutions (2009-present); Founder and Partner,
Integrated Financial Planning Solutions, LLC
(2010-2021). Board member and Investment
Committee Chair, Community Foundation of
Elkhart County (IN) (2014-present).
12
Gregory D.
Sheehan
(68)
5
Trust I and Trust III: Chairman of
the Board of Trustees (since 2024);
Trustee (since 2023)
Partner of Ropes & Gray LLP (law firm) (1989-2020). 12

Annual Report
December 31, 2023
1
A Trustee of the Funds holds office until a successor is chosen and qualified. An Officer of the Funds is appointed by the respective Board of
Trustees and holds office until a successor is chosen and qualified. The business address of each Trustee and officer is 30 Penhallow Street,
Suite 400, Portsmouth, NH 03801.
2
Designates a member of the Audit Committee. The Audit Committee has the responsibility of overseeing the establishment and maintenance of an effective financial control environment, for overseeing the procedures for evaluating the system of internal accounting control and for evaluating audit performance. The committee met four times in 2023.
3
Designates a member of the Governance and Nomination Committee. The Governance and Nomination Committee is responsible for recommending Board candidates, reviewing and recommending Board compensation. The committee met four times in 2023.
4
Designates a member of the Compliance Committee. The Compliance Committee is responsible for overseeing regulatory and compliance matters, as well as Fund-related compliance activities of the Funds’ service providers. The committee met four times in 2023.
5
Mr. Sheehan, as Chair, is a floating member of each of the Audit Committee and the Compliance Committee, and, as such, he will attend meetings of the committees based upon the matters to be discussed at each meeting or as otherwise determined by the Board or the committees.
Federal Tax Information (Unaudited)
The percentages of ordinary income distributed by each of the Funds that is Qualified Dividend Income (QDI) and that qualifies for corporate Dividends Received Deduction (DRD) are as follows:
For the fiscal year ended December 31, 2023 the International Sustainable Economy Fund earned foreign source income totaling $31,127,953 and paid $2,998,844 foreign taxes which it intends to pass through to its shareholders.
Disinterested Trustees
Name and Age
Position(s) Held With the
Trust; Term of Office1; and
Length of Time Served
Principal Occupation(s) During Past
Five Years and Other Directorships
Held by Trustee or Officer
Number of
Funds in the
Impax Fund
Family
Overseen by
Trustee
Nancy S. Taylor
(68)
3,4
Trust I: Trustee
(since 2006)
Trust III: Trustee
(since 2013)
Senior Minister Emeritus, Old South Church in Boston
(2022-present); Senior Minister, Old South Church
in Boston (2005-2022); Advisory Board, Yale Divinity
School (2010-present); Advisory Board, Idaho Human
Rights Education Center (2009-present); Trustee
Emeritus, Benjamin Franklin Institute of Technology
(2011-present).
12
Fund QDI% DRD%
Large Cap Fund 100.00%
92.89%
Small Cap Fund N/A
N/A
US Sustainable Economy Fund 100.00%
100.00%
Global Sustainable Infrastructure Fund 82.67%
21.46%
Global Opportunities Fund 100.00%
57.05%
Global Environmental Markets Fund 100.00%
36.75%
Global Social Leaders Fund N/A
N/A
Global Women’s Leadership Fund 100.00%
34.79%
International Sustainable Economy Fund 100.00%
N/A
Core Bond Fund N/A
N/A
High Yield Bond Fund 0.01%
0.01%
Sustainable Allocation Fund 36.72%
N/A

Account Options and Services
December 31, 2023

www.impaxam.com
Annual Report
At Impax, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.
Types of Accounts Services
Regular Accounts Individual, business and trust accounts
are available for all Impax Funds.
Traditional IRA Contributions to an IRA may be tax-
deductible. Taxes are paid only when funds are withdrawn,
when investors may be in a lower tax bracket.
Roth IRA Contributions to a Roth IRA are not deductible, but after five years some types of withdrawals are tax-free.
SIMPLE IRA This is an easy-to maintain retirement plan
designed for small businesses.
SEP IRA This is an employer funded retirement plan popular
with small businesses and self-employed persons.
Education Savings Account & Uniform Gift to Minors
Account (UGMA) These plans provide excellent ways to
save for a child’s education.
Services
Automatic Investment Plan You may arrange to have a
fixed amount automatically deducted from your checking
or savings account and invested in your Impax account on
a monthly or quarterly basis. Automatic investment plans
do not assure a profit and do not protect against loss in
declining markets.
Online Account Access Utilizing a unique ID number
and PIN, you can access your Impax account balances
or histories; purchase or redeem fund shares; or make
exchanges between different Impax Funds.
www.impaxam.com Learn all about Impax Funds through
our web site. You can check Fund performance, read about
our portfolio managers, view Connection—our quarterly
newsletter, and see how we voted on various proxies for the
companies in our portfolios.
Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.
This annual report is intended for shareholders of the Impax Funds only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds’ investment objectives, risks and charges and expenses carefully before investing. The Funds’ prospectus contains this and other information about the Funds and may be obtained by calling 800.767.1729, emailing impaxfunds@impaxam.com or visiting www.impaxam.com.
Distributor: Foreside Financial Services, LLC Member of FINRA 2/24 .

30 Penhallow Street, Suite 400
Portsmouth NH 03801
800.767.1729
www.impaxam.com

Item 2.

Code of Ethics.

As of December 31, 2023, the Registrant has adopted a “code of ethics,” as such term is defined in paragraph (b) of this Item 2, that applies to all officers of the Registrant, including Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or by a third party.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Adrian Anderson and Dorothy Ann Hurd, who serve on the Board’s Audit Committee, qualify as “audit committee financial experts,” as such term is defined in paragraph (b) of this Item 3. The Board also has determined that Mr. Anderson and Ms. Hurd are “independent,” as such term is interpreted by subparagraph (a)(2) of this Item 3. The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 of the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

Item 4.

Principal Accountant Fees and Services.

(a)

Audit Fees.     The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $28,945 and $23,945 for the fiscal years ended December 31, 2023 and 2022, respectively.

(b)

Audit-Related Fees.     The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended December 31, 2023 and 2022, respectively.

(c)

Tax Fees.     The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $19,600 and $17,000 for the fiscal years ended December 31, 2023 and 2022, respectively. Fees disclosed under this category are for professional services related to review and execution of federal, state and excise tax returns and advice concerning tax compliance and planning.

(d)

All Other Fees.     The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $10,050 and $10,216 for the fiscal years ended December 31, 2023 and 2022, respectively.

(e)

(1)    To the extent required by applicable regulations, the Audit Committee approves in advance all audit and non-audit services rendered to the Registrant by the independent registered public accounting firm and all non-audit services to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2)     With respect to the services described in paragraphs (b) through (d) of this Item, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of

Regulation S-X and no amount was required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f)

Not applicable.

(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, or to the Registrant’s investment adviser, or to any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant totaled $0 and $0, for the fiscal years ended December 31, 2023 and 2022, respectively.

(h)

Not applicable.

Item 5.

Audit Committee of Listed Registrants.

Not applicable.

Item 6.

Schedule of Investments.

A complete series of schedules of investments is included as part of the report to shareholders filed under Item 1.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11.

Controls and Procedures.

(a)

It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the  period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.         Disclosure of Securities Lending Activities for Closed-End Management Companies

                Not applicable.

Item 13.

Exhibits.

(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

	(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

	(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Impax Funds Series Trust III

By (Signature and Title)	/s/ Edward Farrington
Edward Farrington, President

Date	February 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward Farrington
Edward Farrington, President (Principal Executive Officer)

Date	February 21, 2024

By (Signature and Title)	/s/ Alicia K. DuBois
Alicia K. DuBois, Treasurer (Principal Financial Officer)

Date	February 21, 2024